UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS	Christopher P. Harvey, Esq. DECHERT LLP
111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	200 Clarendon Street, 27th Floor Boston, MA 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1—SCHEDULE OF INVESTMENTS

The following is a copy of the schedules as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X [17 CRF 210.12-12 – 12-14]:

Harbor Funds’ schedules of investments as of July 31, 2009 are included.

ITEM 2—CONTROLS AND PROCEDURES

(a)	The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3—EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by
Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 25th day of September, 2009 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser Chairman, President, Trustee And Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President, Trustee and Chief Executive Officer	September 25, 2009

BY:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer and Chief Financial Officer	September 25, 2009

Quarterly Schedule of Portfolio Holdings

July 31, 2009

Domestic Equity Funds

Growth Funds

Harbor Capital Appreciation Fund

Harbor Mid Cap Growth Fund

Harbor Small Cap Growth Fund

Harbor Small Company Growth Fund

Value Funds

Harbor Large Cap Value Fund

Harbor Mid Cap Value Fund

Harbor SMID Value Fund

Harbor Small Cap Value Fund

Value Funds

Portfolios of Investments

HARBOR LARGE CAP VALUE FUND	10

HARBOR MID CAP VALUE FUND	13

HARBOR SMID VALUE FUND	16

HARBOR SMALL CAP VALUE FUND	18

Notes to Portfolios of Investments	20

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.4%)

COMMON STOCKS—97.6%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.0%
994,679	Lockheed Martin Corp.	$74,362

AUTO COMPONENTS—0.4%
1,107,800	Johnson Controls Inc.	28,670

BEVERAGES—2.0%
2,618,050	PepsiCo Inc.	148,574

BIOTECHNOLOGY—6.6%
2,818,100	Celgene Corp.*	160,519
6,039,600	Gilead Sciences Inc.*	295,518
1,069,200	Vertex Pharmaceuticals Inc.*	38,502

		494,539

CAPITAL MARKETS—4.4%
5,971,700	Charles Schwab Corp.	106,714
1,373,600	Goldman Sachs Group Inc.	224,309

		331,023

COMMON STOCKS—Continued

Shares		Value (000s)

CHEMICALS—2.0%
1,629,212	Monsanto Co.	$136,854
192,700	Praxair Inc.	15,065

		151,919

COMMUNICATIONS EQUIPMENT—9.0%
7,401,690	Cisco Systems Inc.*	162,911
7,032,630	Qualcomm Inc.	324,978
2,470,700	Research In Motion Ltd.*	187,773

		675,662

COMPUTERS & PERIPHERALS—7.7%
1,890,702	Apple Inc.*	308,922
3,339,300	Hewlett-Packard Co.	144,592
1,084,700	International Business Machines Corp.	127,918

		581,432

DIVERSIFIED FINANCIAL SERVICES—0.8%
4,160,900	Bank of America Corp.	61,540

ELECTRICAL EQUIPMENT—1.4%
699,200	First Solar Inc.*	107,949

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
676,563	Agilent Technologies Inc.*	15,710

ENERGY EQUIPMENT & SERVICES—2.0%
1,181,600	Schlumberger Ltd.	63,216
4,680,700	Weatherford International Ltd.*	87,810

		151,026

FOOD & STAPLES RETAILING—4.2%
1,621,493	Costco Wholesale Corp.	80,264
4,329,900	CVS/Caremark Corp.	144,965
1,824,800	Wal-Mart Stores Inc.	91,021

		316,250

FOOD PRODUCTS—1.2%
9,389,019	Cadbury plc (UK)	92,692

HEALTH CARE EQUIPMENT & SUPPLIES—4.8%
1,345,591	Alcon Inc.	171,697
3,343,400	Baxter International Inc.	188,468

		360,165

HEALTH CARE PROVIDERS & SERVICES—2.7%
3,876,500	Medco Health Solutions Inc.	204,912

HOUSEHOLD PRODUCTS—1.6%
1,616,300	Colgate-Palmolive Co.	117,085

INTERNET & CATALOG RETAIL—3.3%
2,895,700	Amazon.com Inc.*	248,335

INTERNET SOFTWARE & SERVICES—6.1%
265,900	Baidu Inc. Sponsored ADR (CHN)*[1]	92,570
821,900	Google Inc. Cl. A*	364,143

		456,713

IT SERVICES—5.0%
820,362	Mastercard Inc.	159,175
3,309,200	VISA Inc.	216,620

		375,795

MEDIA—1.4%
4,196,900	Walt Disney Co.	105,426

1

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MULTILINE RETAIL—1.5%
2,248,863	Kohl’s Corp.*	$109,182

OIL, GAS & CONSUMABLE FUELS—6.6%
2,583,000	Occidental Petroleum Corp.	184,271
2,693,600	Petroleo Brasileiro SA ADR (BR)[1]	111,084
3,108,700	Southwestern Energy Co.*	128,794
1,860,200	XTO Energy Inc.	74,836

		498,985

PHARMACEUTICALS—7.5%
1,888,700	Abbott Laboratories	84,973
3,373,828	Mylan Inc.*	44,501
3,788,500	Roche Holdings AG Sponsored ADR (SWS)[1]	149,039
1,363,790	Shire plc ADR (UK)[1]	61,111
4,261,300	Teva Pharmaceutical Industries Ltd. ADR[1]	227,298

		566,922

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.2%
2,685,400	Analog Devices Inc.	73,499
6,843,700	Applied Materials Inc.	94,443
7,519,950	Intel Corp.	144,759

		312,701

SOFTWARE—7.7%
5,201,450	Adobe Systems Inc.*	168,631
6,916,040	Microsoft Corp.	162,665
5,299,600	Oracle Corp.	117,280
980,193	Sales force Inc.*	42,482
1,946,300	SAP AG Sponsored ADR (GER)[1]	91,963

		583,021

COMMON STOCKS—Continued

Shares		Value (000s)

SPECIALTY RETAIL—0.4%
1,018,018	Tiffany & Co.	$30,367

TEXTILES, APPAREL & LUXURY GOODS—1.9%
1,094,700	Coach Inc.*	32,392
2,012,334	Nike Inc. Cl. B	113,979

		146,371

TOTAL COMMON STOCKS (Cost $6,182,128)		7,347,328

SHORT-TERM INVESTMENTS—4.1%
(Cost $311,978)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$311,978	Repurchase Agreement with State Street Corp. dated July 31, 2009 due August 03, 2009 at 0.010% collateralized by United States Treasury Notes (market value $311,978)	311,978

TOTAL INVESTMENTS—101.7% (Cost $6,494,106)		7,659,306

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.7)%		(128,622)

TOTAL NET ASSETS—100.0%		$7,530,684

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $311,978 are classified as Level 2. All other holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

BR	Brazil.

CHN	China.

GER	Germany.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash of -0.1%)

COMMON STOCKS—100.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.2%
388,600	BEA Aerospace Inc.*	$6,280

AIRLINES—1.0%
418,800	Tam SA (BR)*	5,147

COMMON STOCKS—Continued

Shares		Value (000s)

BEVERAGES—2.8%
271,000	Coca-Cola Enterprises Inc.	$5,092
232,600	Dr Pepper Snapple Group Inc.*	5,724
104,600	Fomento Economico Mexicano, S.A. de C.V. ADR (MEX)	4,038

		14,854

BIOTECHNOLOGY—2.4%
232,700	Alkermes Inc.*	2,402
233,000	Amylin Pharmaceuticals Inc.*	3,427
77,725	Cephalon Inc.*	4,559
116,000	Regeneron Pharmaceuticals Inc.*	2,487

		12,875

BUILDING PRODUCTS—2.6%
178,700	Lennox International Inc.	6,228
550,400	Masco Corp.	7,667

		13,895

CAPITAL MARKETS—1.1%
201,500	Ameriprise Financial Inc.	5,602

CHEMICALS—2.4%
5,730,000	Huabao International Holdings Ltd. (CHN)	6,048
172,700	Scotts Miracle-Gro Corp.	6,744

		12,792

COMMERCIAL BANKS—0.8%
994,700	Huntington Bancshares Inc.	4,068

COMMERCIAL SERVICES & SUPPLIES—1.1%
347,700	Corrections Corp of America Inc.—New*	6,001

COMMUNICATIONS EQUIPMENT—4.8%
226,900	Juniper Networks Inc.*	5,929
238,800	Palm Inc. New*	3,756
220,300	Polycom Inc.*	5,232
255,800	Riverbed Technology Inc.*	5,119
225,000	Starent Networks Corp.*	5,395

		25,431

COMPUTERS & PERIPHERALS—2.5%
234,500	NetApp Inc.*	5,267
648,000	Seagate Technology	7,802

		13,069

CONSTRUCTION & ENGINEERING—0.9%
146,600	Aecom Technology Corp.*	4,750

CONSTRUCTION MATERIALS—0.9%
55,000	Martin Marietta Materials Inc.	4,734

DIVERSIFIED CONSUMER SERVICES—3.8%
178,200	Brinks Home Sec Holdings Inc.*	5,314
554,000	Corinthian Colleges Inc.*	8,554
65,400	ITT Educational Services Inc.*	6,366

		20,234

DIVERSIFIED FINANCIAL SERVICES—1.8%
371,800	Alternative Asset Management	2,919
314,100	NASDAQ Stock Market Inc.*	6,637

		9,556

ELECTRICAL EQUIPMENT—5.1%
163,800	Ametek Inc.	5,301
24,500	First Solar Inc.*	3,782
112,900	Regal Beloit Corp	5,234
66,249	SMA Solar Tech AG (GER)	5,298
237,200	SunPower Corp.*	7,638

		27,253

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ENERGY EQUIPMENT & SERVICES—0.7%
135,800	Smith International Inc.	$3,413

FOOD PRODUCTS—1.3%
1,069,000	China Mengniu Dairy Co Ltd. (CHN)	2,560
59,500	Green Mountain Coffee Roasters Inc.*	4,191

		6,751

HEALTH CARE EQUIPMENT & SUPPLIES—2.8%
107,200	Edwards Lifesciences Corp.*	7,012
16,600	Intuitive Surgical Inc.*	3,773
114,000	St. Jude Medical Inc.*	4,299

		15,084

HOTELS, RESTAURANTS & LEISURE—2.8%
368,800	Cheesecake Factory Inc.*	7,144
45,100	Ctrip.com International Ltd. ADR (CHN)[1]	2,311
751,860	MGM Mirage Inc.*	5,436

		14,891

HOUSEHOLD DURABLES—5.5%
614,100	Jarden Corp.*	15,138
454,800	MRV Engenharia Inc. (BR)	7,739
434,864	Tempur Pedic Intl Inc.	6,449

		29,326

INSURANCE—0.7%
156,100	WR Berkley Corp.	3,626

INTERNET SOFTWARE & SERVICES—1.3%
86,100	Equinix Inc.*	7,037

IT SERVICES—2.1%
228,400	NeuStar Inc. Cl. A*	5,180
339,300	Western Union Co.	5,931

		11,111

LEISURE EQUIPMENT & PRODUCTS—1.5%
342,828	Pool Corp.	8,098

MACHINERY—3.8%
150,700	Illinois Tool Works Inc.	6,111
168,200	Pall Corp.	5,059
87,100	Parker Hannifin Corp.	3,857
194,400	Pentair Inc.	5,311

		20,338

MEDIA—3.2%
287,500	DreamWorks Animation SKG Cl. A*	9,059
76,923	Interactive Data Corp.	1,750
149,700	Marvel Entertainment Inc.*	5,922

		16,731

METALS & MINING—0.4%
38,600	Agnico Eagles Mines Ltd. (CAN)	2,260

MULTILINE RETAIL—1.8%
90,000	Big Lots Inc.*	2,073
151,300	Kohl’s Corp.*	7,346

		9,419

OIL, GAS & CONSUMABLE FUELS—1.5%
114,406	Karoon Gas Australia Ltd. (AUS)*	1,080
103,900	Nordic American Tanker Shipping	3,187
81,500	Ultra Petroleum Corp.*	3,596

		7,863

COMMON STOCKS—Continued

Shares		Value (000s)

PERSONAL PRODUCTS—2.1%
74,300	Estee Lauder Cosmetics Inc. CI. A	$2,708
241,100	Herbalife Ltd.*	8,296

		11,004

PHARMACEUTICALS—4.3%
149,200	Auxilium Pharmaceuticals Inc.*	4,615
334,900	Daiichi Sankyo Co Ltd. (JP)	6,087
224,477	Elan Corp. plc ADR (IE)*[1]	1,769
213,000	Shionogi & Co. Ltd. (JP)	4,410
172,896	Watson Pharmaceuticals Inc.*	6,004

		22,885

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
360,600	BR Malls Participacoes SA (BR)*	3,750

ROAD & RAIL—3.4%
151,200	Con-way Inc.	6,887
168,900	JB Hunt Transport Services Inc.	4,721
785,900	Localiza Rent A Car Ltd. (BR)	6,394

		18,002

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.4%
412,000	Marvell Technology Group Ltd.*	5,496
337,000	Maxim Integrated Products Inc.	5,972
289,100	MEMC Electronic Materials Inc.*	5,094
653,400	ON Semiconductor Corp.*	4,770
1,376,630	RF Micro Devices Inc.*	7,158

		28,490

SOFTWARE—6.0%
217,900	Adobe Systems Inc.*	7,064
154,400	BMC Software Inc.*	5,254
160,800	McAfee Inc.*	7,169
356,200	Red Hat Inc.*	8,132
165,400	Solera Holdings Inc.*	4,454

		32,073

SPECIALTY RETAIL—9.3%
185,900	Advance Auto Parts Inc.	8,594
181,200	Aeropostale Inc.*	6,596
254,400	Best Buy Co. Inc.	9,507
134,000	Dick’s Sporting Goods Inc.*	2,660
384,000	Gap Inc.	6,267
86,800	Gymboree Corp.*	3,453
348,250	Staples Inc.	7,320
211,900	Urban Outfitters Inc.*	5,094

		49,491

TEXTILES, APPAREL & LUXURY GOODS—4.3%
140,900	Coach Inc.*	4,169
603,900	Hanesbrands Inc.*	12,018
185,200	Warnco Group Inc.*	6,728

		22,915

TOTAL COMMON STOCKS (Cost $464,529)		531,099

TOTAL INVESTMENTS—100.1% (Cost $464,529)		531,099

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(294)

TOTAL NET ASSETS—100.0%		$530,805

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

AUS	Australia.

BR	Brazil.

CHN	China.

JP	Japan.

MEX	Mexico.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.6%)

COMMON STOCKS—97.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.0%
257,500	Hexcel Corp.*	$2,629
121,600	TransDigm Group Inc.*	4,656

		7,285

BIOTECHNOLOGY—12.6%
326,500	Acorda Therapeutics Inc.*	8,247
238,080	Alexion Pharmaceuticals Inc.*	10,487
244,300	OSI Pharmaceuticals Inc.*	8,255
100,300	United Therapeutics Corp.*	9,290
264,050	Vertex Pharmaceuticals Inc.*	9,509

		45,788

CAPITAL MARKETS—1.0%
69,100	Stifel Financial Corp.	3,450

CHEMICALS—1.4%
195,500	Intrepid Potash Inc.*	4,938

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—3.1%
227,748	Signature Bank*	$6,714
279,200	Texas Capital Bancshares Inc.*	4,637

		11,351

COMMERCIAL SERVICES & SUPPLIES—2.4%
480,400	GEO Group Inc.*	8,638

COMMUNICATIONS EQUIPMENT—3.9%
354,439	Emulex Corp.*	3,236
337,933	JDS Uniphase Corp.*	1,980
370,150	Polycom Inc.*	8,791

		14,007

CONSTRUCTION & ENGINEERING—1.3%
253,700	Tutor Perini Corp.	4,681

DIVERSIFIED CONSUMER SERVICES—4.3%
63,400	American Public Education Inc.*	2,243
196,550	K12 Inc.*	3,689
57,800	New Oriental Education & Technology Group Inc. ADR (CHN)*[1]	4,248
1,130,200	Stewart Enterprises Inc. Cl. A	5,527

		15,707

ENERGY EQUIPMENT & SERVICES—5.6%
479,300	Complete Production Services Inc.*	3,959
328,910	Exterran Holdings Inc.*	5,720
232,850	Oil States International Inc.*	6,315
266,150	Superior Energy Services Inc.*	4,415

		20,409

HEALTH CARE EQUIPMENT & SUPPLIES—5.9%
739,250	ev3 Inc.*	9,071
431,457	Immucor Inc.*	7,188
217,300	Masimo Corp.*	5,313

		21,572

HEALTH CARE PROVIDERS & SERVICES—5.8%
261,500	Brookdale Senior Living Inc.	2,801
616,900	Health Management Associates Inc. Cl. A*	3,720
136,300	Lincare Holdings Inc.*	3,568
85,800	Mednax Inc.*	3,977
345,150	Sun Healthcare Group Inc.*	3,358
939,900	Tenet Healthcare Corp.*	3,713

		21,137

HEALTH CARE TECHNOLOGY—1.4%
368,900	Phase Forward Inc.*	5,238

HOUSEHOLD DURABLES—0.8%
166,400	KB Home	2,777

INSURANCE—1.6%
238,050	Tower Group Inc.	5,944

INTERNET & CATALOG RETAIL—2.0%
165,450	Netflix Inc.*	7,270

INTERNET SOFTWARE & SERVICES—2.9%
1,240,976	SkillSoft plc ADR (IE)*[1]	10,623

IT SERVICES—1.3%
282,250	CyberSource Corp.*	4,894

MACHINERY—2.8%
55,253	Actuant Corp. Cl. A	709
190,350	Bucyrus International Inc. Cl. A	5,612
388,850	Colfax Corporation*	3,682

		10,003

6

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MARINE—1.0%
99,250	Kirby Corp.*	$3,673

METALS & MINING—1.7%
430,450	Thomson Creek Metals Co Inc. (CAN)	6,263

OIL, GAS & CONSUMABLE FUELS—3.7%
275,500	Foundation Coal Holdings Inc.	9,899
311,350	Quicksilver Resources Inc.*	3,568

		13,467

PHARMACEUTICALS—2.4%
690,750	Adolor Corp.*	1,229
271,350	Medicines Co.*	2,201
205,900	Medicis Pharmaceutical Corp. Cl. A	3,525
502,150	Santarus Inc.*	1,577

		8,532

PROFESSIONAL SERVICES—1.5%
122,650	Huron Consulting Group Inc.*	5,440

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.3%
255,763	ATMI Inc.*	4,652
113,500	Cavium Avium Network Inc.*	2,142
757,400	Integrated Device Technology Inc.*	5,128

		11,922

SOFTWARE—14.5%
568,500	Cadence Design Systems Inc.*	3,354
520,319	Informatica Corp.*	9,569
363,973	Net 1 UEPS Technologies Inc.* (S.AFR)	6,137
1,062,600	Nuance Communications Inc.*	14,026
483,550	Quest Software Inc.*	7,128
228,970	Red Hat Inc.*	5,227
234,200	Solarwinds Inc.	4,684
200,541	Verint Systems Inc.*	2,398

		52,523

COMMON STOCKS—Continued

Shares		Value (000s)

SPECIALTY RETAIL—4.2%
431,250	Chico’s FAS Inc.*	$4,946
242,800	Dick’s Sporting Goods Inc.*	4,820
190,750	J. Crew Group Inc.*	5,372

		15,138

TRADING COMPANIES & DISTRIBUTORS—1.8%
139,762	Beacon Roofing Supply Inc.*	2,344
77,600	Watsco Inc.	4,071

		6,415

TRANSPORTATION INFRASTRUCTURE—1.2%
251,600	Aegean Marine Petroleum Network Inc. (GRC)	4,277

TOTAL COMMON STOCKS (Cost $338,682)		353,362

SHORT-TERM INVESTMENTS—2.6%
(Cost $9,373)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$9,373	Repurchase Agreement with State Street Corp. dated July 31, 2009 due August 31, 2009 at 0.010% collateralized by Federal National Mortgage Association (market value $9,373)	9,373

TOTAL INVESTMENTS—100.0% (Cost $348,055)		362,735

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		22

TOTAL NET ASSETS—100.0%		$362,757

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $9,373 are classified as Level 2. All other holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada.

CHN	China.

GRC	Greece.

IE	Ireland.

S.AFR	South Africa.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Small Company Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash of 3.3%)

COMMON STOCKS—96.7%

Shares		Value (000s)

AIR FREIGHT & LOGISTICS—3.0%
29,231	Atlas Air Worldwide Holdings Inc.*	$730
15,000	HUB Group Inc.*	322

		1,052

AUTO COMPONENTS—2.6%
36,053	Fuel Systems Solutions Inc.	904

BEVERAGES—2.4%
28,734	Central European Distribution Corp.*	825

BIOTECHNOLOGY—1.4%
13,458	Onyx Pharmaceuticals Inc.*	483

COMMON STOCKS—Continued

Shares		Value (000s)

CAPITAL MARKETS—1.2%
79,652	FBR Capital Markets Corp.	$408

COMMERCIAL BANKS—0.5%
31,421	Harleysville National Corp.	172

COMMUNICATIONS EQUIPMENT—7.4%
48,511	ADC Telecommunication Inc.—New	353
44,193	Avocent Corp.*	685
23,305	Comtech Telecommunications Corp.	743
73,740	Harris Stratex Networks Cl A	512
10,000	Interdigital Inc.	296

		2,589

CONSTRUCTION & ENGINEERING—4.3%
21,746	Aecom Technology Corp.*	705
76,561	MasTec Inc.	792

		1,497

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.3%
19,071	Multi-Fineline Electronix Inc.*	435
71,637	TTM Technologies Inc.*	707

		1,142

ENERGY EQUIPMENT & SERVICES—2.2%
43,249	Cal Dive International Inc.	386
51,726	TETRA Technologies Inc.*	399

		785

HEALTH CARE EQUIPMENT & SUPPLIES—7.1%
29,877	Cantel Medical Corp.	462
30,000	ev3 Inc.*	368
15,710	Greatbatch Inc.	346
1,744	ICU Medical Inc.	68
10,000	Inverness Medical Innovations Inc.*	337
28,740	Merit Medical Systems Inc.	526
7,922	Teleflex Inc.	380

		2,487

HEALTH CARE PROVIDERS & SERVICES—6.9%
37,829	Alliance HelathCare Services Inc.	186
8,852	Gentiva Health Services Inc.*	188
87,006	Health Management Associates Inc. Cl. A	525
13,578	MWI Veterinary Supply Inc.	521
28,391	Omnicare Inc.	678
10,000	PharMerica Corp.*	210
3,124	SXC Health Solutions Corp.	92

		2,400

HEALTH CARE TECHNOLOGY—1.1%
100,000	Merge Healthcare Inc.	377

HOTELS, RESTAURANTS & LEISURE—3.9%
136,067	Denny’s Corp.*	314
22,585	Jack in the Box Inc.	477
11,812	Scientific Games Corp. Cl. A*	213
32,214	Texas Roadhouse Inc.*	358

		1,362

HOUSEHOLD DURABLES—2.6%
21,450	Jarden Corp.*	529
4,619	National Presto Industries Inc.	371

		900

HOUSEHOLD PRODUCTS—1.8%
52,701	Central Garden & Pet Co.*	646

8

Harbor Small Company Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares			Value (000s)

INSURANCE—2.7%
11,761		Argo Group International Group Ltd. (BM)	$395
31,200		National Interstate Corp.	562

			957

INTERNET SOFTWARE & SERVICES—2.8%
12,633		j2 Global Communications Inc.*	303
111,996		Web Com Group Inc.*	688

			991

IT SERVICES—1.2%
7,605		ManTech International Corp.	405

LIFE SCIENCES TOOLS & SERVICES—0.9%
32,034		Bruker Corp.*	322

MACHINERY—1.8%
40,232		China Fire & Security Group Inc. (CHN)	633

MARINE—1.2%
83,673		Horizon Lines Inc.	419

OIL, GAS & CONSUMABLE FUELS—3.3%
43,587		BPZ Resources Inc.	314
34,205		GMX Resources Inc.*	398
26,255		Petroleum Development Corp.	442

			1,154

PHARMACEUTICALS—0.0%
—	[a]	Myraid Pharmaceuticals Inc.	—	[a]

PROFESSIONAL SERVICES—3.0%
125,465		Hill International Inc.*	585
109,204		On Assignment Inc.*	462

			1,047

ROAD & RAIL—0.9%
11,431		Genesee & Wyoming Inc. Cl. A*	312

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.6%
100,678		Integrated Device Technology Inc.*	682
49,425		Microsemi Corp.	675
77,135		RF Micro Devices Inc.*	401
74,665		Triquint Semiconductor Inc.	536

			2,294

COMMON STOCKS—Continued

Shares		Value (000s)

SOFTWARE—10.7%
50,000	Double-Take Software Inc.*	$435
36,446	JDA Software Group Inc.*	751
25,000	Mentor Graphics Corp.*	173
26,675	Micros Systems Inc.*	731
48,996	Radiant Systems Inc.*	493
25,791	Rovi Corp.	675
41,463	Smith Micro Software Inc.*	474

		3,732

SPECIALTY RETAIL—1.8%
6,870	Guess Inc.	200
134,997	Wet Seal Inc.*	445

		645

TEXTILES, APPAREL & LUXURY GOODS—3.4%
62,406	G-III Apparel Group Ltd.*	755
25,816	Iconix Brand Group Inc.*	452

		1,207

THRIFTS & MORTGAGE FINANCE—1.9%
49,563	First Niagara Financial Group Inc.	652

TRADING COMPANIES & DISTRIBUTORS—1.1%
30,663	Titan Machinery Inc.*	381

WIRELESS TELECOMMUNICATION SERVICES—1.7%
33,062	iPCS Inc.	596

TOTAL COMMON STOCKS (Cost $29,878)		33,776

TOTAL INVESTMENTS—96.7% (Cost $29,878)		33,776

CASH AND OTHER ASSETS, LESS LIABILITIES—3.3%		1,146

TOTAL NET ASSETS—100.0%		$34,922

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

a	Rounds to less than a 1,000.

BM	Bermuda.

CHN	China.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.3%)

COMMON STOCKS—96.7%

Shares		Value (000s)

AEROSPACE & DEFENSE—5.4%
31,200	Boeing Co.	$1,339
63,800	General Dynamics Corp.	3,534
25,500	L-3 Communications Holdings Inc.	1,925
50,100	Lockheed Martin Corp.	3,745

		10,543

COMMON STOCKS—Continued

Shares		Value (000s)

AIR FREIGHT & LOGISTICS—0.7%
27,000	United Parcel Service Inc. Cl. B	$1,451

BEVERAGES—0.6%
13,000	Diageo plc ADR (UK)[1]	811
6,300	PepsiCo Inc.	358

		1,169

CAPITAL MARKETS—6.0%
104,800	Bank of New York Mellon Corp.	2,865
19,600	BlackRock Inc. Cl. A	3,735
14,900	Franklin Resources Inc.	1,321
17,400	Goldman Sachs Group Inc.	2,841
31,600	Morgan Stanley Group Inc.	901

		11,663

CHEMICALS—2.0%
22,700	Dow Chemical Co.	481
30,300	Monsanto Co.	2,545
11,700	Praxair Inc.	915

		3,941

COMMERCIAL BANKS—5.4%
14,633	HSBC Holdings plc ADR (UK)[1]	742
51,946	Suntrust Bank Inc.	1,013
28,100	Toronto - Dominion Bank Group Inc. (CAN)	1,648
201,280	U.S. Bancorp.	4,108
126,900	Wells Fargo & Co.	3,104

		10,615

COMMUNICATIONS EQUIPMENT—2.8%
93,800	Harris Corp.	2,937
54,600	Qualcomm Inc.	2,523

		5,460

COMPUTERS & PERIPHERALS—1.5%
24,900	International Business Machines Corp.	2,936

DIVERSIFIED FINANCIAL SERVICES—4.5%
180,200	Bank of America Corp.	2,665
156,900	JP Morgan Chase & Co.	6,064

		8,729

DIVERSIFIED TELECOMMUNICATION SERVICES—3.7%
195,400	AT&T Inc.	5,125
69,100	Verizon Communications Inc.	2,216

		7,341

ELECTRIC UTILITIES—4.1%
38,500	E.ON AG ADR (GER)[1]	1,454
34,500	Exelon Corp.	1,755
84,900	FPL Group Inc.	4,811

		8,020

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
82,100	Corning Inc.	1,396

ENERGY EQUIPMENT & SERVICES—3.1%
64,600	Schlumberger Ltd.	3,456
33,459	Transocean Ltd.	2,666

		6,122

FOOD & STAPLES RETAILING—3.4%
16,700	Costco Wholesale Corp.	827
30,900	Shoppers Drug Mart Corp. (CAN)	1,291
29,900	Wal-Mart de Mexico SAB de CV ADR (MEX)[1]	1,014
72,400	Wal-Mart Stores Inc.	3,611

		6,743

10

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

FOOD PRODUCTS—1.1%
58,600	Archer Daniels Midland Co.	$1,765
9,900	Nestle SA (SWS)	408

		2,173

HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
42,800	Becton Dickinson & Co.	2,789
34,700	Covidien plc. (IE)	1,312
85,500	Medtronic Inc.	3,028

		7,129

HOTELS, RESTAURANTS & LEISURE—2.4%
83,500	McDonald’s Corp.	4,598

HOUSEHOLD PRODUCTS—2.6%
18,500	Colgate-Palmolive Co.	1,340
68,300	Procter & Gamble Co.	3,792

		5,132

INDUSTRIAL CONGLOMERATES—1.7%
254,100	General Electric Co.	3,405

INSURANCE—6.2%
69,600	ACE Ltd.	3,415
50,300	Allstate Corp.	1,353
127,400	HCC Insurance Holdings Inc.	3,198
121,400	MetLife Inc.	4,121

		12,087

IT SERVICES—0.6%
33,000	Automatic Data Processing Inc.	1,229

LEISURE EQUIPMENT & PRODUCTS—0.5%
49,900	Mattel Inc.	877

MEDIA—0.7%
54,500	Walt Disney Co.	1,369

METALS & MINING—0.5%
74,200	Alcoa Inc.	873

MULTI-UTILITIES—1.0%
35,700	Sempra Energy	1,872

MULTILINE RETAIL—0.5%
39,700	Nordstrom Inc.	1,050

OIL, GAS & CONSUMABLE FUELS—13.1%
23,900	Apache Corp.	2,006
79,300	Chevron Corp.	5,509
1,067,000	CNOOC Ltd.	1,437
52,100	Devon Energy Corp.	3,027
78,400	Exxon Mobil Corp.	5,519
104,500	Marathon Oil Corp.	3,370
86,900	Total SA (FR)	4,819

		25,687

PHARMACEUTICALS—8.1%
91,700	Abbott Laboratories	4,125
78,600	Johnson & Johnson	4,786
137,300	Pfizer Inc.	2,187
88,500	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	4,721

		15,819

COMMON STOCKS—Continued

Shares		Value (000s)

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.6%
11,800	Alexandria Real Estate Equities Inc.	$450
23,300	Corporate Office Properties Trust	790
5,400	Public Storage Inc.	392
26,739	Simon Property Group Inc.	1,490

		3,122

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
243,800	Hongkong Land Holdings Ltd. (HK)	948

ROAD & RAIL—0.4%
19,500	Norfolk Southern Corp.	843

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
81,600	Intel Corp.	1,571
63,600	Microchip Technology Inc.	1,713

		3,284

SOFTWARE—2.4%
144,900	Microsoft Corp.	3,408
61,400	Oracle Corp.*	1,359

		4,767

SPECIALTY RETAIL—0.5%
17,500	Hennes & Mauritz AB (SW)	1,040

TEXTILES, APPAREL & LUXURY GOODS—1.0%
35,100	Nike Inc. Cl. B	1,988

TOBACCO—1.7%
187,700	Altria Group Inc.	3,290

WIRELESS TELECOMMUNICATION SERVICES—0.4%
16,300	China Mobile Ltd. ADR (HK)[1]	855

TOTAL COMMON STOCKS (Cost $201,249)		189,566

SHORT-TERM INVESTMENTS—3.0%
(Cost $5,970)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$5,970	Repurchase Agreement with State Street Corp. dated July 31, 2009 due August 03, 2009 at 0.010% collateralized by Federal National Mortgage Association (market value $5,970)	5,970

TOTAL INVESTMENTS—99.7% (Cost $207,219)		195,536

CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		498

TOTAL NET ASSETS—100.0%		$196,034

11

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Holdings in the Food Products category valued at $408 and Repurchase Agreements valued at $5,970 are classified as Level 2. All other holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada.

FR	France.

GER	Germany.

HK	Hong Kong.

IE	Ireland.

IL	Israel.

MEX	Mexico.

SW	Sweden.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

12

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash of 1.0%)

COMMON STOCKS—99.0%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.9%
10,800	Goodrich Corp.	$555
2,900	L-3 Communications Holdings Inc.	219

		774

AUTO COMPONENTS—0.5%
6,200	Autoliv Inc.	222

AUTOMOBILES—0.4%
7,500	Harley-Davidson Inc.	169

BEVERAGES—1.9%
19,900	Coca-Cola Enterprises Inc.	374
12,500	Pepsi Bottling Group Inc.	424

		798

CAPITAL MARKETS—2.6%
14,500	Ameriprise Financial Inc.	403
10,300	Morgan Stanley Group Inc.	294
7,800	State Street Corp.	392

		1,089

CHEMICALS—3.1%
9,900	A. Schulman Inc.	211
6,900	Eastman Chemical Co.	343
9,000	Lubrizol Corp.	521
3,800	PPG Industries Inc.	209

		1,284

COMMERCIAL BANKS—3.8%
17,000	Banco Latinoamericano de Exportaciones S.A. (PAN)	219
13,500	BB&T Corp.	309
8,000	Comerica Inc.	191
18,900	Fifth Third Bancorp.	179
44,200	Huntington Bancshares Inc.	181
18,200	KeyCorp	105
7,100	PNC Financial Services Group Inc.	260
36,000	Regions Financial Corp.	159

		1,603

COMMERCIAL SERVICES & SUPPLIES—1.4%
29,400	R.R. Donnelley & Sons Co.	409
25,900	Steelcase Inc. Cl. A	189

		598

COMPUTERS & PERIPHERALS—2.2%
16,100	Lexmark International Inc. Cl. A*	233
23,000	Seagate Technology	277
8,300	Sun Microsystems Inc.*	76
10,800	Western Digital Corp.*	327

		913

CONSUMER FINANCE—0.6%
15,900	AmeriCredit Corp.*	249

CONTAINERS & PACKAGING—0.6%
7,100	Owens-Illinois Inc.*	241

DIVERSIFIED FINANCIAL SERVICES—0.1%
1,900	Financial Federal Corp.	39

DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
8,500	CenturyTel Inc.	267

ELECTRIC UTILITIES—2.6%
16,800	American Electric Power Company Inc.	520
17,600	Pepco Holdings Inc.	253
10,000	Pinnacle West Capital Corp.	320

		1,093

13

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ELECTRICAL EQUIPMENT—1.1%
5,800	A. O. Smith Corp.	$226
8,800	Thomas & Bettes Corp.	235

		461

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.5%
26,500	Benchmark Electronics Inc.*	419
22,600	Ingram Micro Inc.*	380
11,300	Technitrol Inc.	82
23,300	Vishay Intertechnology Inc.*	166

		1,047

ENERGY EQUIPMENT & SERVICES—1.3%
11,700	Tidewater Inc.	526

FOOD & STAPLES RETAILING—2.0%
27,500	Safeway Inc.	521
21,600	Supervalu Inc.	320

		841

FOOD PRODUCTS—5.2%
21,600	Archer Daniels Midland Co.	651
5,300	Bunge Ltd. (BM)	371
23,700	ConAgra Foods Inc.	465
28,600	Del Monte Foods Co.	276
10,200	Fresh Del Monte Produce Inc. (CYM)*	218
17,900	Sara Lee Corp.	191

		2,172

GAS UTILITIES—0.5%
5,800	AGL Resources Inc.	195

HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
18,800	Kinetic Concepts Inc.	594

HEALTH CARE PROVIDERS & SERVICES—3.9%
31,400	AmerisourceBergen Corp.	619
6,900	Cigna Corp.	196
16,000	Coventry Health Care Inc.*	368
19,300	Kindred Healthcare Inc.*	271
3,300	Universal Health Services Inc. Cl. B	184

		1,638

HOTELS, RESTAURANTS & LEISURE—1.3%
15,300	Brinker International Inc.	255
38,700	Ruby Tuesday Inc.	289

		544

HOUSEHOLD DURABLES—3.7%
15,500	American Greetings Corp. Cl. A	244
5,800	Black & Decker Corp.	218
15,100	Ethan Allen Interiors Inc.	192
27,200	Newell Rubbermaid Inc.	350
9,100	Whirlpool Corp.	520

		1,524

HOUSEHOLD PRODUCTS—0.6%
5,775	Blyth Inc.	245

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.4%
17,700	AES Corp.	227
19,400	Mirant Corp.	350

		577

INDUSTRIAL CONGLOMERATES—1.6%
121	Seaboard Corp.	132
17,400	Tyco International Ltd.	526

		658

COMMON STOCKS—Continued

Shares		Value (000s)

INSURANCE—12.9%
10,000	Aflac Inc.	$379
4,900	Allied World Assurance Company Holdings Ltd.	213
15,300	Allstate Corp.	412
30,500	American Equity Investment Life Holding Company	221
16,600	American Financial Group, Inc.	405
21,800	Aspen Insurance Holdings Ltd. (BM)	542
10,500	Chubb Corp.	485
13,700	Cincinnati Financial Corp.	331
7,500	Endurance Specialty Holdings Ltd. (BM)	250
5,700	Everest Re Group Ltd.	457
17,300	Horace Mann Educators Corp.	196
12,700	IPC Holdings Ltd. (BM)	367
12,400	Lincoln National Corp.	263
4,900	PartnerRE Ltd.	336
5,600	Protective Life Corp.	84
5,800	StanCorp Financial Group Inc.	200
1,000	White Mountain Insurance Group Ltd.	258

		5,399

INTERNET SOFTWARE & SERVICES—0.6%
11,600	eBay Inc.*	246

IT SERVICES—1.8%
15,500	Computer Sciences Corp.*	747

LEISURE EQUIPMENT & PRODUCTS—1.6%
8,300	Hasbro Inc.	220
11,700	Polaris Industries Inc.	443

		663

MACHINERY—2.0%
9,500	Crane Co.	202
8,000	EnPro Industries Inc.*	142
6,800	Mueller Industries Inc.	161
4,600	Parker Hannifin Corp.	204
9,000	Terex Corp.	137

		846

MEDIA—2.0%
22,700	Belo Corp. Cl. A	65
20,900	CBS Corp.	171
14,400	Dish Network Corp.	244
11,500	Gannett Inc.	81
48,300	Journal Communications Inc. Cl. A	134
4,800	Time Warner Inc.	159

		854

METALS & MINING—0.6%
5,300	Walter Industries Inc.	262

MULTI-UTILITIES—7.6%
20,000	Alliant Energy Corp.	523
15,200	CenterPoint Energy Inc.	183
52,900	CMS Energy Corp.	685
10,500	DTE Energy Co.	362
20,700	NiSource Inc.	267
12,900	NorthWestern Corp.	312
7,700	Scana Corporation	272
7,700	Sempra Energy	404
9,300	Xcel Energy Inc.	185

		3,193

MULTILINE RETAIL—0.2%
3,000	J.C. Penney Co. Inc.	90

OFFICE ELECTRONICS—1.4%
71,500	Xerox Corp.	586

14

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—4.9%
14,500	Berry Petroleum Co.	$344
7,600	Holly Corporation	162
13,500	Overseas Shipholding Group Inc.	464
15,000	Southern Union Corp.	291
15,900	Sunoco Inc.	392
18,300	Tesoro Petroleum Corp.	239
9,000	Valero Energy Corp.	162

		2,054

PHARMACEUTICALS—3.6%
16,300	Endo Pharmaceuticals Holdings Inc.	342
17,800	Forest Laboratories Inc.*	460
50,000	King Pharmaceuticals Inc.*	454
18,800	Mylan Inc.*	248

		1,504

REAL ESTATE INVESTMENT TRUSTS (REITs)—3.5%
14,900	Annaly Capital Management Inc.	251
23,500	Hospitality Properties Trust	371
76,600	HRPT Properties Trust	369
33,100	Medical Properties Trust Inc.	232
38,876	Sunstone Hotel Investors Inc.	216

		1,439

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
9,200	Novellus Systems Inc.*	180

SOFTWARE—0.8%
35,700	Tibco Software Inc.	312

COMMON STOCKS—Continued

Shares		Value (000s)

SPECIALTY RETAIL—3.9%
8,800	Barnes & Noble Inc.	$203
18,900	Cabelas Inc.	306
27,700	Gap Inc.	452
20,500	Radioshack Corp.	318
27,100	Stage Stores Inc.	338

		1,617

TEXTILES, APPAREL & LUXURY GOODS—0.5%
12,900	Jones Apparel Group Inc.	177
5,300	Liz Claiborne Inc.	17

		194

THRIFTS & MORTGAGE FINANCE—0.4%
12,100	Hudson City Bancorp Inc.	170

TOBACCO—0.5%
5,300	Universal Corp.	202

WIRELESS TELECOMMUNICATION SERVICES—1.0%
18,600	NII Holdings Inc. Cl. B*	428

TOTAL COMMON STOCKS (Cost $54,071)		41,347

TOTAL INVESTMENTS—99.0% (Cost $54,071)		41,347

CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		426

TOTAL NET ASSETS—100.0%		$41,773

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

15

*	Non-income producing security.

BM	Bermuda.

CYM	Cayman Island.

PAN	Panama.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor SMID Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 5.1%)

COMMON STOCKS—94.9%

Shares		Value (000s)

AUTO COMPONENTS—4.2%
29,325	American Axle & Manufacturing Holdings Inc.	$64
3,121	Autoliv Inc.	112

		176

BUILDING PRODUCTS—1.3%
2,275	American Woodmark Corp.	53

COMMERCIAL BANKS—16.2%
7,990	Associated Banc Corp.	87
1,995	City National Corp.	79
3,203	Comerica Inc.	76
15,464	KeyCorp	89
17,505	Marshall & Ilsley Corp.	106
1,298	PNC Financial Services Group Inc.	48
10,450	Popular Inc.	13
20,870	Regions Financial Corp.	92
4,250	Suntrust Bank Inc.	83

		673

COMMERCIAL SERVICES & SUPPLIES—6.9%
20,396	Bowne & Co. Inc.	164
7,766	Deluxe Corp.	121

		285

COMPUTERS & PERIPHERALS—2.3%
35,558	Adaptec Inc.*	94

CONSUMER FINANCE—2.1%
7,163	Discover Financial Services	85

COMMON STOCKS—Continued

Shares		Value (000s)

FOOD PRODUCTS—3.9%
4,242	Del Monte Foods Co.	$41
9,053	Smithfield Foods Inc.*	123

		164

HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
1,096	Cooper Companies Inc.	30

HOTELS, RESTAURANTS & LEISURE—1.5%
4,350	Royal Caribbean Cruises Ltd.	63

HOUSEHOLD DURABLES—12.9%
3,065	Black & Decker Corp.	115
5,249	CSS Industries Inc.	122
5,761	Jarden Corp.*	142
7,292	M/I Homes Inc.*	96
17,273	Standard Pacific Corp.*	59

		534

INSURANCE—15.1%
14,555	Assured Guaranty Ltd. (BM)	203
17,349	MBIA Inc.*	73
7,240	Old Republic International Corp.	75
4,325	Stewart Information Services Corp.	59
15,325	XL Capital Ltd Shares A (CYM)	216

		626

LEISURE EQUIPMENT & PRODUCTS—2.7%
9,697	Jakks Pacific Inc.*	112

MACHINERY—2.3%
10,187	Blount International Inc.*	95

MARINE—2.4%
3,374	Alexander & Baldwin Inc.	99

ROAD & RAIL—10.3%
3,804	Arkansas Best Corp.	108
19,115	Dollar Thrifty Automotive Group, Inc.*	317

		425

SPECIALTY RETAIL—5.2%
32,060	MarineMax Inc.*	216

TEXTILES, APPAREL & LUXURY GOODS—1.5%
5,664	K-Swiss Inc. Cl. A	61

THRIFTS & MORTGAGE FINANCE—1.9%
5,690	Washington Federal Inc.	79

TOBACCO—1.5%
1,620	Universal Corp.	63

TOTAL COMMON STOCKS (Cost $3,879)		3,933

SHORT-TERM INVESTMENTS—3.9%
(Cost $160)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$160	Repurchase Agreement with State Street Corp. dated July 31, 2009 due August 03, 2009 at 0.010% collateralized by Federal National Mortgage Association (market value $160)	160

TOTAL INVESTMENTS—98.8% (Cost $4,039)		4,093

CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		48

TOTAL NET ASSETS—100.0%		$4,141

16

Harbor SMID Value Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $160 are classified as Level 2. All other holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

BM	Bermuda.

CYM	Cayman Island.

The accompanying notes are an integral part of the Portfolio of Investments.

17

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 4.6%)

COMMON STOCKS—95.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—5.5%
481,500	AAR Corp.*	$9,211
968,100	Hexcel Corp.*	9,884
361,898	Moog Inc. Cl. A*	9,757
255,700	Teledyne Technologies Inc.*	8,369

		37,221

CAPITAL MARKETS—6.7%
553,173	Eaton Vance Corp.	15,832
667,400	Jefferies Group Inc.*	15,257
707,668	Raymond James Financial Inc.	14,521

		45,610

CHEMICALS—4.6%
245,119	Ashland Inc.	8,123
348,900	Scotts Miracle-Gro Corp.	13,625
373,700	Valspar Corp.	9,462

		31,210

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—3.5%
714,300	East West Bancorp Inc.	$6,314
491,009	Trustmark Corp.	9,771
369,200	United Bankshares Inc.	7,480

		23,565

COMMERCIAL SERVICES & SUPPLIES—2.0%
501,555	Republic Services Inc.	13,341

COMMUNICATIONS EQUIPMENT—2.4%
1,324,619	Arris Group Inc.*	16,134

CONSTRUCTION & ENGINEERING—4.0%
256,300	Granite Construction Inc.	8,683
364,100	URS Corp.*	18,424

		27,107

CONSTRUCTION MATERIALS—0.3%
576,061	Headwaters Inc.*	1,769

CONSUMER FINANCE—2.3%
347,662	Cash America International Inc.	9,293
146,900	Student Loan Corp.	6,603

		15,896

ELECTRONIC EQUIPMENT & INSTRUMENTS—6.1%
517,702	Checkpoint Systems Inc.*	8,972
890,036	FLIR Systems Inc.*	19,127
249,911	Itron Inc.*	13,038

		41,137

ENERGY EQUIPMENT & SERVICES—1.8%
142,700	Core Laboratories (NET)	12,266

GAS UTILITIES—3.3%
321,600	Oneok Inc.	10,645
354,600	WGL Holdings Inc.	11,744

		22,389

HEALTH CARE PROVIDERS & SERVICES—6.5%
237,900	Amedisys Inc.*	10,637
466,900	Amerigroup Corp.*	11,523
548,162	Healthways Inc.*	8,080
300,692	Mednax Inc.*	13,937

		44,177

HOTELS, RESTAURANTS & LEISURE—3.7%
429,598	Brinker International Inc.	7,148
469,500	Life Time Fitness Inc.*	11,949
544,791	Sonic Corp.*	6,009

		25,106

HOUSEHOLD DURABLES—2.4%
288,700	Meritage Homes Corp.*	6,178
290,900	Snap-on Inc.	10,365

		16,543

INSURANCE—7.4%
477,497	Delphi Financial Group Inc.	11,379
700,400	Protective Life Corp.	10,471
382,500	Reinsurance Group of America	15,874
383,800	State Auto Financial Corp.	6,636
357,133	United Fire & Casualty Co.	6,003

		50,363

INTERNET SOFTWARE & SERVICES—1.7%
320,389	Digital River Inc.*	11,326

18

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

IT SERVICES—4.5%
462,000	Global Payments Inc.	$19,543
542,400	SRA International Inc.*	10,685

		30,228

LIFE SCIENCES TOOLS & SERVICES—4.2%
271,500	Covance Inc.*	14,973
664,886	Pharmaceutical Product Development Inc.	13,810

		28,783

MACHINERY—7.4%
559,500	Bucyrus International Inc. Cl. A	16,494
405,400	Harsco Corp.	11,153
537,300	Timken Co.	10,950
341,300	Toro Company	11,829

		50,426

OIL, GAS & CONSUMABLE FUELS—6.3%
637,600	Cabot Oil & Gas Corp.	22,399
456,800	St. Mary Land & Exploration Co.	10,904
474,500	Swift Energy Co.*	9,347

		42,650

PROFESSIONAL SERVICES—0.8%
249,938	School Specialty Inc.*	5,591

SPECIALTY RETAIL—1.6%
404,700	Aaron Inc.	11,117

TEXTILES, APPAREL & LUXURY GOODS—2.1%
392,700	Phillips-Van Heusen Corp.	13,894

COMMON STOCKS—Continued

Shares		Value (000s)

THRIFTS & MORTGAGE FINANCE—1.4%
999,150	Astoria Financial Corp.	$9,702

TRADING COMPANIES & DISTRIBUTORS—1.5%
199,184	Watsco Inc.	10,449

WIRELESS TELECOMMUNICATION SERVICES—1.4%
359,100	SBA Communications Corp.*	9,369

TOTAL COMMON STOCKS (Cost $659,885)		647,369

SHORT-TERM INVESTMENTS—3.8%
(Cost $25,935)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$25,935	Repurchase Agreement with State Street Corp. dated July 31, 2009 due August 03, 2009 at 0.010% collateralized by Federal National Mortgage Association (market value $25,935)	25,935

TOTAL INVESTMENTS—99.2% (Cost $685,820)		673,304

CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		5,397

TOTAL NET ASSETS—100.0%		$678,701

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $25,935 are classified as Level 2. All other holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

NET	Netherlands.

The accompanying notes are an integral part of the Portfolio of Investments.

19

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2009 (Unaudited)

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities, are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to: (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities. This means a Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Funds’ current fiscal year.

The various inputs that may be used to determine the value of each Fund’s investments are summarized into three broad categories referred to as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

20

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

Effective with this filing, the Funds have adopted FASB Staff Position No. FAS 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. FAS 157-4 amends FAS 157 and provides guidance on determining when there has been a significant decrease in the trading volume and level of activity for a holding, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the trading volume and level of activity for a holding and regardless of the valuation techniques used, the objective of a fair value measurement remains the same. The adoption of FAS 157-4 had no impact on the Funds’ net assets or results of operations.

The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

The Funds used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

Options

Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund is not authorized to engage in options transactions on currencies. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

When a Fund purchases an option, the premium paid by such Fund is recorded in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on equity securities are valued at the last sale price on the market on which they are principally traded. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, the premium received by such Fund is recorded in the Fund’s Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, such Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

21

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

There were no outstanding options as of July 31, 2009.

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship and the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity).

Foreign Currency Spot Contracts

The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. There is minimal counterparty risk with foreign currency spot contracts, as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign currency contracts, guarantees the foreign currency spot contracts against default.

There were no open foreign currency spot contracts as of July 31, 2009.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

22

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to a Fund generally and meet any other appropriate counterparty criteria as determined by such Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), such Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to such Fund to close out the repurchase agreement. The securities are monitored regularly to ensure that the value of the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest and/or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2009 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
HARBOR DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund*	$6,494,106	$1,333,908	$(168,708)	$1,165,200
Harbor Mid Cap Growth Fund	$464,529	$84,808	$(18,238)	$66,570
Harbor Small Cap Growth Fund*	$348,055	$61,567	$(46,887)	$14,680
Harbor Small Company Growth Fund*	$29,878	$4,868	$(970)	$3,898
Harbor Large Cap Value Fund	$207,219	$8,008	$(19,691)	$(11,683)
Harbor Mid Cap Value Fund	$54,071	$4,049	$(16,773)	$(12,724)
Harbor SMID Value Fund	$4,039	$693	$(639)	$54
Harbor Small Cap Value Fund	$685,820	$113,394	$(125,910)	$(12,516)

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

NOTE 3—NEW ACCOUNTING PRONOUNCEMENTS

FAS 161

Effective with this filing, the Funds have adopted FASB Statement No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. The Funds’ derivative holdings do not qualify for hedge accounting treatment and as such are recorded at fair value. The adoption of FAS 161 had no impact on the Funds’ net assets or results of operations.

As of July 31, 2009, there are no outstanding derivative positions in the Funds.

23

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

09/2009	FD.NQ.EF.0709

Quarterly Schedule of Portfolio Holdings

July 31, 2009

International & Global Funds

International Equity Funds

Harbor International Fund

Harbor International Growth Fund

Global Equity Funds

Harbor Global Value Fund

Harbor Global Growth Fund

International Funds

Portfolios of Investments

HARBOR INTERNATIONAL FUND	1

HARBOR INTERNATIONAL GROWTH FUND	4

Global Funds

Portfolio of Investments

HARBOR GLOBAL VALUE FUND	6

HARBOR GLOBAL GROWTH FUND	8

Notes to Portfolios of Investments	10

Harbor International Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 4.1%)

COMMON STOCKS—88.3%

Shares		Value (000s)

AIRLINES—0.8%
108,118,000	Cathay Pacific Airways Ltd. (HK)*	$167,192

AUTO COMPONENTS—1.5%
4,638,763	Michelin Cl. B (FR)	334,866

AUTOMOBILES—1.4%
9,598,300	Honda Motor Co Ltd. (JP)	306,948

BEVERAGES—4.5%
7,271,930	Anheuser-Busch InBev NV (BEL)	288,500
22,764,238	Diageo plc (UK)	354,865
4,283,233	Pernod Ricard SA (FR)	332,284

		975,649

BUILDING PRODUCTS—1.7%
9,374,183	Compagnie de Saint-Gobain (FR)	379,132

CAPITAL MARKETS—1.5%
22,845,745	UBS AG (SWS)*	334,451

CHEMICALS—3.7%
4,871,472	Linde AG (GER)	459,194
1,531,523	Syngenta AG—Registered (SWS)	352,446

		811,640

COMMERCIAL BANKS—11.5%
7,426,232	BNP Paribas (FR)	539,229
42,516,000	DBS Group Holdings Ltd. (SGP)	410,109

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—Continued
4,995,633	Erste Bank der oesterreichischen Sparkassen AG (AUT)	$174,147
25,350,250	Itau Unibanco Banco Multiplo SA (BR)	453,516
182,973,041	Lloyds TSB Group plc (UK)	260,012
19,301,201	Standard Chartered plc (UK)	458,225
19,020,127	United Overseas Bank Ltd. (SGP)	233,471

		2,528,709

CONSTRUCTION MATERIALS—1.7%
6,096,327	Holcim Ltd.—Registered (SWS)	370,074

DIVERSIFIED FINANCIAL SERVICES—1.3%
15,959,866	Investor Ab Cl. B (SW)	283,550

DIVERSIFIED TELECOMMUNICATION SERVICES—1.6%
13,990,033	Telefonica SA (SP)	348,069

ELECTRICAL EQUIPMENT—4.4%
34,536,918	Abb Ltd. (SWS)	631,277
3,621,002	Schneider Electric SA (FR)	328,719

		959,996

FOOD PRODUCTS—4.6%
33,604,931	Cadbury plc (UK)	330,551
4,097,902	Groupe Danone (FR)	219,381
11,361,100	Nestle SA—Registered (SWS)	466,878

		1,016,810

HOTELS, RESTAURANTS & LEISURE—2.1%
4,974,087	Accor SA (FR)	212,411
132,000,000	Genting Berhad (MAL)	243,611

		456,022

INDUSTRIAL CONGLOMERATES—2.7%
50,857,000	Keppel Corp. (SGP)	296,179
127,539,047	Sime Darby Berhad. (MAL)	298,585

		594,764

INSURANCE—3.2%
20,141,509	AXA SA (FR)	425,154
61,556,000	China Life Insurance Co. Ltd. (CHN)	273,005

		698,159

IT SERVICES—0.4%
5,933,259	Redecard SA (BR)	88,248

MACHINERY—4.7%
42,772,331	Atlas Copco AB (SW)	509,804
4,384,700	Fanuc Ltd. (JP)	358,268
17,758,135	Sandvik AB (SW)	169,239

		1,037,311

MARINE—1.0%
33,705	A.P. Moller Maersk A/S Series B (DEN)	209,882

MEDIA—0.8%
8,523,802	JC Decaux SA (FR)*	175,584

METALS & MINING—6.8%
6,680,197	Anglo American plc (UK)*	215,438
8,825,108	Anglo American plc ADR (UK)*[1]	142,261
6,265,609	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	245,612
17,329,505	BHP Billiton (AUS)	453,888
2,500	Norsk Hydro ASA (NOR)*	15
32,017,936	Xstrata plc (UK)	432,480

		1,489,694

MULTI-UTILITIES—1.8%
11,787,835	Veolia Environment SA (FR)	405,205

1

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—10.6%
19,698,829	BG Group plc. (UK)	$328,930
36,364,711	BP plc (UK)	301,561
11,434,183	Cameco Corp. ADR (CAN)[1]	316,155
363,136,000	China Petroleum & Chemical Corp. (CHN)	325,129
11,524,607	Eni SpA (IT)	269,293
3,198,334	Royal Dutch Shell plc Cl. A (NET)	83,770
2,377,600	Royal Dutch Shell plc Cl. A ADR (NET)[1]	125,157
12,973,779	Statoil Hydro ASA (NOR)	277,390
5,431,604	Total SA (FR)	301,240

		2,328,625

PAPER & FOREST PRODUCTS—0.5%
5,390,250	Aracruz Celulose SA ADR (BR)[1]	107,589

PERSONAL PRODUCTS—2.0%
2,248,769	L’Oreal SA (FR)	195,016
14,377,000	Shiseido Co. Ltd. (JP)	234,498

		429,514

PHARMACEUTICALS—4.8%
2,538,503	Novartis AG—Registered (SWS)	115,983
8,754,834	Novo Nordisk A/S Series B (DEN)	512,289
2,626,410	Roche Holding Ltd. (SWS)	414,045

		1,042,317

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.9%
32,955,000	Cheung Kong Holdings Ltd. (HK)	424,322

TEXTILES, APPAREL & LUXURY GOODS—0.0%
10,835,055	Nova America SA (BR)*	—	[z]

TOBACCO—3.6%
8,356,058	British American Tobacco plc (UK)	259,368
6,999,274	Imperial Tobacco Group plc (UK)	199,741
114,329	Japan Tobacco Inc. (JP)	330,383

		789,492

WIRELESS TELECOMMUNICATION SERVICES—1.2%
24,893,000	China Mobile (Hong Kong) Ltd. (HK)	261,856

TOTAL COMMON STOCKS (Cost $16,608,418)		19,355,670

PREFERRED STOCKS—7.6%
COMMERCIAL BANKS—2.3%
31,334,900	Banco Bradesco SA (BR)	496,286

METALS & MINING—1.5%
18,968,000	Vale SA (BR)	329,392

PREFERRED STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—3.5%
45,118,200	Petroleo Brasileiro SA (BR)	$761,018

PAPER & FOREST PRODUCTS—0.3%
7,636,700	Companhia Suzano de Papel e Celulose (BR)	72,653

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	—	[z]

TOTAL PREFERRED STOCKS (Cost $414,042)		1,659,349

SHORT-TERM INVESTMENTS—4.1%
Principal Amount (000s)
Commercial Paper
	Cheveron Corp.
$50,000	0.140%—08/07/2009	50,000
135,035	0.150%—08/10/2009-08/17/2009	135,035
81,000	0.160%—08/03/2009-08/10/2009	81,000
50,000	0.170%—08/17/2009	50,000

		316,035

	General Electric Corp.
50,582	0.100%—08/05/2009	50,582
69,639	0.140%—08/04/2009-08/05/2009	69,639
33,583	0.150%—08/06/2009	33,583
34,820	0.160%—08/06/2009	34,820
33,583	0.180%—08/07/2009	33,583
31,945	0.190%—08/11/2009	31,945

		254,152

	HSBC Finance Corp.
151,743	0.180%—08/05/2009-08/13/2009	151,743
30,661	0.250%—08/03/2009	30,661

		182,404

159,563	Toyota Motor Credit 0.160%—08/04/2009-08/14/2009	159,563

TOTAL SHORT-TERM INVESTMENTS (Cost $912,154)		912,154

TOTAL INVESTMENTS—100.0% (Cost $17,934,614)		21,927,173

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		1,726

TOTAL NET ASSETS—100.0%		$21,928,899

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2009 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$245,612	$—	$—	$245,612
Europe	1,199,688	12,327,418	—	13,527,106
Latin America	649,353	—	—	649,353
North America	316,155	—	—	316,155
Pacific Basin	—	4,617,444	—	4,617,444

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Preferred Stocks
Latin America	$1,659,349	$—	$—	$1,659,349
Short-Term Investments
Commercial Paper	—	912,154	—	912,154

Total	$4,070,157	$17,857,016	$—	$21,927,173

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 1 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

z	Fair Valued by Harbor Funds’s Valuation Committee.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 9.4%)

COMMON STOCKS—90.6%

Shares		Value (000s)

AIRLINES—0.7%
738,000	Singapore Airlines Ltd. (SGP)	$6,914

AUTOMOBILES—3.9%
634,853	DaimlerChrysler AG—Registered (GER)	29,420
374,300	Honda Motor Co Ltd. (JP)	11,970
101,334	Hyundai Motor Co. (S. KOR)	7,257

		48,647

BEVERAGES—3.5%
1,111,671	Anheuser-Busch InBev NV (BEL)	44,103

BIOTECHNOLOGY—2.8%
194,120	Actelion Ltd.—Registered (SWS)*	10,706
969,938	CSL Ltd. (AUS)	24,621

		35,327

BUILDING PRODUCTS—1.1%
370,577	Daikin Industries Ltd. (JP)	13,375

CAPITAL MARKETS—6.0%
803,122	Credit Suisse Group (SWS)	37,952
4,286,000	Daiwa Securities Group Inc. (JP)	25,159
268,801	Julius Baer Holding Ltd. (SWS)	12,834

		75,945

COMMON STOCKS—Continued

Shares		Value (000s)

CHEMICALS—0.7%
93,954	Potash Corporation of Saskatchewan Inc. (CAN)	$8,739

COMMERCIAL BANKS—11.6%
1,302,945	Banco Bilbao Vizcaya Argentaria SA (SP)	21,332
279,467	BNP Paribas (FR)	20,292
1,348,000	DBS Group Holdings Ltd. (SGP)	13,003
637,000	ICICI Bank Ltd. ADR (IND)[1]	19,970
16,813,800	Industrial & Commercial Bank of China Cl. B (CHN)	12,073
1,124,982	Itau Unibanco Banco Multiplo SA (BR)	20,126
16,955,000	Mizuho Financial Group Inc. (JP)	38,979

		145,775

CONSTRUCTION & ENGINEERING—0.6%
127,686	Hochtief AG (GER)	7,665

CONSTRUCTION MATERIALS—3.5%
3,877,095	Cemex SAB de CV ADR (MEX)[1]	36,406
313,972	CRH plc (IE)	7,559

		43,965

DIVERSIFIED TELECOMMUNICATION SERVICES—2.9%
1,487,399	Telefonica SA (SP)	37,006

ELECTRICAL EQUIPMENT—8.6%
751,590	Abb Ltd. (SWS)	13,738
270,265	Alstom SA (FR)	18,559
1,161,212	Gamesa Corp. Technologica SA (SP)	25,119
724,110	Vestas Wind Systems A/S (DEN)*	50,968

		108,384

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
7,436,245	Hon Hai Precision Industry Co. Ltd. (TW)	25,675

ENERGY EQUIPMENT & SERVICES—3.7%
583,376	Transocean Ltd. (SWS)	46,489

FOOD & STAPLES RETAILING—1.8%
131,500	Familymart Company (JP)	4,273
108,154	METRO AG (GER)	6,264
1,886,918	Tesco plc (UK)	11,558

		22,095

FOOD PRODUCTS—1.6%
485,140	Nestle SA—Registered (SWS)	19,937

HOTELS, RESTAURANTS & LEISURE—0.7%
157,515	Accor SA (FR)	6,726
43,600	Ctrip.com International Ltd. ADR (CHN)	2,235

		8,961

HOUSEHOLD DURABLES—1.2%
1,201,513	Gafisa SA (BR)	15,327

HOUSEHOLD PRODUCTS—0.9%
240,665	Reckitt Benckiser plc (UK)	11,562

INTERNET SOFTWARE & SERVICES—0.3%
10,800	Baidu Inc. Sponsored ADR (CHN)*	3,760

LIFE SCIENCES TOOLS & SERVICES—2.3%
293,188	Lonza Group Ltd.—Registered (SWS)	29,054

METALS & MINING—2.4%
358,490	ThyssenKrupp AG (GER)	11,016
983,700	Vale SA (BR)	19,408

		30,424

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—6.9%
2,862,822	BP plc (UK)	$23,741
9,439,300	CNOOC Ltd. (HK)	12,583
161,853	Petro Canada (CAN)	6,684
740,659	Petroleo Brasileiro SA ADR (BR)[1]	30,545
76,200	Reliance Industries Ltd. GDR (IND)[2]	6,172
200,600	Suncor Energy Inc. (CAN)	6,488

		86,213

PHARMACEUTICALS—1.5%
358,479	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	19,121

REAL ESTATE MANAGEMENT & DEVELOPMENT—5.6%
8,938,000	CapitaLand Ltd. (SGP)	23,706
1,825,000	Cheung Kong Holdings Ltd. (HK)	23,498
1,384,000	Hang Lung Properties Ltd. (HK)	5,102
648,000	Sumitomo Realty & Development Co. Ltd. (JP)	13,287
337,000	Sun Hung Kai Properties Ltd. (HK)	5,099

		70,692

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.9%
746,910	ASML Holding NV (NET)	19,504
1,366,297	Infineon Technologies Ltd. (GER)	5,597
225,600	Sumco Corporation (JP)	4,204
3,101,770	Taiwan Semiconductor Manufacturing Co Ltd. ADR (TW)[1]	32,476

		61,781

SOFTWARE—0.5%
313,694	Autonomy Corp plc (UK)*	6,161

SPECIALTY RETAIL—2.0%
2,604,000	Esprit Holdings Ltd. (HK)	18,651
118,397	Hennes & Mauritz AB (SW)	7,056

		25,707

COMMON STOCKS—Continued

Shares		Value (000s)

TRADING COMPANIES & DISTRIBUTORS—2.5%
5,746,000	Marubeni Corp. (JP)	$26,382
3,471,000	Noble Group (HK)	5,038

		31,420

WIRELESS TELECOMMUNICATION SERVICES—3.9%
483,328	NII Holdings Inc. Cl. B (US)*	11,126
18,166,958	Vodafone Group plc (UK)	37,351

		48,477

TOTAL COMMON STOCKS (Cost $953,961)		1,138,701

SHORT-TERM INVESTMENTS—3.2%
(Cost $39,640)
Principal Amount (000s)
REPURCHASE AGREEMENTS—3.2%
$39,640	Repurchase Agreement with State Street Corp. dated July 31, 2009 due August 03, 2009 at 0.010% collateralized by Federal National Mortgage Association (market value $39,640)	39,640

TOTAL INVESTMENTS—93.8% (Cost $993,601)		1,178,341

CASH AND OTHER ASSETS, LESS LIABILITIES—6.2%		78,051

TOTAL NET ASSETS—100.0%		$1,256,392

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2009 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$120,171	$459,098	$—	$579,269
Latin America	85,406	—	—	85,406
Middle East/Central Asia	25,293	19,970	—	45,263
North America	69,443	—	—	69,443
Pacific Basin	69,444	289,876	—	359,320
Short-Term Investments
Repurchase Agreements	—	39,640	—	39,640

Total	$369,757	$808,584	$—	$1,178,341

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 1 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 3.3%)

COMMON STOCKS—95.8%

Shares		Value (000s)

AEROSPACE & DEFENSE—8.2%
27,650	Boeing Co. (US)	$1,187
39,825	European Aeronautic Defense and Space Co. (NET)	760
90,409	Finmeccanica SpA (IT)	1,371
20,325	Northrop Grumman Corp. (US)	906

		4,224

AUTO COMPONENTS—3.0%
21,300	Aisin Seiki Co. (JP)	546
9,975	Magna International Inc. Cl. A (CAN)	508
52,850	Sumitomo Rubber Industries Inc. (JP)	458

		1,512

CAPITAL MARKETS—3.9%
10,150	State Street Corp. (US)	511
100,015	UBS AG (SWS)*	1,464

		1,975

CHEMICALS—3.3%
4,800	Akzo Nobel NV (NET)	263
187,975	Clariant Ltd.—Registered (SWS)	1,407

		1,670

COMMERCIAL BANKS—11.0%
62,949	Credit Agricole SA (FR)	897
59,400	DnB NOR ASA (NOR)	518
133,757	HSBC Holdings plc (UK)	1,353
6,891	KB Financial Group Inc. (S. KOR)*	298
133,000	Mitsubishi UFJ Financial Group Inc. (JP)	812
88,925	Natixis (FR)	231
12,305	PNC Financial Services Group Inc. (US)	451
50,900	Popular Inc. (US)	65
561,727	Royal Bank of Scotland Group plc (UK)	417
14,100	Sumitomo Mitsui Financial Group Inc. (JP)	600

		5,642

COMMON STOCKS—Continued

Shares		Value (000s)

COMMUNICATIONS EQUIPMENT—5.2%
323,026	Alcatel-Lucent (FR)	$895
16,338	Alcatel-Lucent ADR (FR)[1]	45
134,975	Motorola Inc. (US)	966
56,875	Nokia OYJ (FIN)	766

		2,672

CONSUMER FINANCE—1.5%
25,750	Capital One Financial Corp. (US)	791

CONTAINERS & PACKAGING—0.4%
52,875	Amcor Ltd. (AUS)	218

DIVERSIFIED FINANCIAL SERVICES—6.6%
71,725	Bank of America Corp. (US)	1,061
312,498	Citigroup Inc. (US)	990
104,530	ING Groep NV (NET)	1,338

		3,389

DIVERSIFIED TELECOMMUNICATION SERVICES—2.3%
128,000	Telenor ASA (NOR)	1,182

ELECTRIC UTILITIES—2.1%
22,100	Korea Electric Power Corp. (S. KOR)	595
21,650	Public Power Corporation SA (GRC)	472

		1,067

ELECTRICAL EQUIPMENT—0.4%
722,550	Johnson Electric Holdings Ltd. (HK)	214

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.5%
58,750	TYCO Electronics Ltd. (BM)	1,261

ENERGY EQUIPMENT & SERVICES—1.9%
67,200	BJ Services Co. (US)	953

HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
17,275	Zimmer Holdings Inc. (US)*	805

HEALTH CARE PROVIDERS & SERVICES—4.4%
35,425	Atena Inc. (US)	955
39,300	Cardinal Health Inc. (US)	1,309

		2,264

HOUSEHOLD DURABLES—1.4%
12,975	Whirlpool Corp. (US)	741

HOUSEHOLD PRODUCTS—0.4%
6,125	Henkel AG & Co. Kgaa (GER)	225

INDUSTRIAL CONGLOMERATES—2.1%
48,000	Koninklijke Philips Electronics NV (NET)	1,093

INSURANCE—5.1%
55,299	Aegon NV (NET)	404
38,750	Allstate Corp. (US)	1,043
120,875	Aviva plc (UK)	706
8,900	Renaissance Holdings Ltd. (BM)	447

		2,600

LEISURE EQUIPMENT & PRODUCTS—1.0%
28,350	Mattel Inc. (US)	498

MACHINERY—1.5%
47,100	THK Co. Ltd. (JP)	770

MEDIA—6.1%
35,150	Omnicom Group Inc. (US)	1,195
21,750	Publicis Groupe SA (FR)	772
45,974	Vivendi SA (FR)	1,178

		3,145

6

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MULTI-UTILITIES—1.0%
9,250	Sempra Energy (US)	$485

MULTILINE RETAIL—2.1%
36,425	J.C. Penney Co. Inc. (US)	1,098

OFFICE ELECTRONICS—1.5%
59,425	Ricoh Co. Ltd. (JP)	774

OIL, GAS & CONSUMABLE FUELS—3.3%
56,400	BP plc (UK)	468
36,100	Gazprom OAO ADR (RUS)[1]	745
25,825	Valero Energy Corp. (US)	465

		1,678

PERSONAL PRODUCTS—1.1%
17,913	Avon Products, Inc. (US)	580

PHARMACEUTICALS—0.8%
6,375	Johnson & Johnson (US)	388

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
1,250	Samsung Electronics Co. Ltd. (S. KOR)	736
28,100	Tokyo Electron Ltd. (JP)	1,464

		2,200

SOFTWARE—4.4%
53,225	CA Inc. (US)	1,125
48,300	Microsoft Corp. (US)	1,136

		2,261

SPECIALTY RETAIL—0.9%
20,100	Lowe’s Cos. Inc. (US)	451

TRADING COMPANIES & DISTRIBUTORS—0.5%
10,850	Wolseley plc. (UK)	242

COMMON STOCKS—Continued

Shares		Value (000s)

TOTAL COMMON STOCKS (Cost $64,541)		$49,068

PREFERRED STOCKS—0.9%
(Cost $294)
METALS & MINING—0.9%
18,400	Usiminas Usi SA (BR)	437

RIGHTS—0.0%
(Cost $0)
COMMERCIAL BANKS—0.0%
535	KB Financial Group Inc. (S.KOR)	7

SHORT-TERM INVESTMENTS—1.2%
(Cost $631)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$631	Repurchase Agreement with State Street Corp. dated April 30, 2009 due May 1, 2009 at 0.010% collateralized by Federal National Mortgage Association (market value $631)	631

TOTAL INVESTMENTS—97.9% (Cost $65,466)		50,143

CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		1,094

TOTAL NET ASSETS—100.0%		$51,237

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2009 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$2,477	$16,735	$—	$19,212
North America	22,371	—	—	22,371
Pacific Basin	—	7,485	—	7,485
Preferred Stocks
Latin America	437	—	—	437
Rights
Pacific Basin	7	—	—	7
Short-Term Investments
Repurchase Agreements	—	631	—	631

Total	$25,292	$24,851	$—	$50,143

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 1 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—April 30, 2009 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash of 6.3%)

COMMON STOCKS—93.7%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.2%
708	Precision Castparts Corp. (US)	$57

AUTOMOBILES—1.6%
1,028	Volkswagen AG (GER)	81

BEVERAGES—4.0%
5,031	Anheuser-Busch InBev NV (BEL)	200

BIOTECHNOLOGY—2.1%
1,238	Celgene Corp. (US)*	70
708	Gilead Sciences Inc. (US)*	35

		105

CAPITAL MARKETS—0.6%
194	Goldman Sachs Group Inc. (US)	32

CHEMICALS—4.0%
969	Monsanto Co. (US)	81
1,506	Praxair Inc. (US)	118

		199

COMMERCIAL BANKS—15.2%
4,661	ICICI Bank Ltd. ADR (IND)[1]	146
240,000	Industrial & Commercial Bank of China Cl. B (CHN)	172
6,700	Itau Unibanco Holdings SA (BR)	120
7,750	Standard Chartered PLC (UK)	183
5,310	Wells Fargo & Co. (US)	130

		751

COMMERCIAL SERVICES & SUPPLIES—0.4%
914	Ritchie Bros Auctioneers Inc. (CAN)	22

COMMUNICATIONS EQUIPMENT—4.7%
3,682	Juniper Networks Inc. (US)*	96
2,893	Qualcomm Inc. (US)	134

		230

COMPUTERS & PERIPHERALS—3.4%
900	Apple Inc. (US)*	147
1,453	Compellent Technologies Inc. (US)	23

		170

COMMON STOCKS—Continued

Shares		Value (000s)

DISTRIBUTORS—1.8%
30,000	Li & Fung Ltd. (HK)	$88

DIVERSIFIED FINANCIAL SERVICES—6.8%
7,787	Bank of America Corp. (US)	115
5,720	JP Morgan Chase & Co. (US)	221

		336

DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
1,700	China Unicom ADR (HK)	24

ELECTRICAL EQUIPMENT—6.5%
5,933	Abb Ltd. (SWS)	109
3,000	Vestas Wind Systems A/S (DEN)*	211

		320

ENERGY EQUIPMENT & SERVICES—2.7%
1,247	National Oilwell Varco Inc. (US)*	45
3,555	Pride International Inc. (US)*	89

		134

FOOD PRODUCTS—1.7%
2,044	Nestle SA—Registered (SWS)	84

HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
215	Intuitive Surgical Inc. (US)*	49

HOTELS, RESTAURANTS & LEISURE—0.5%
259	Chipotle Mexican Grill Inc. (US)	24

HOUSEHOLD DURABLES—0.9%
1,728	Gafisa SA. (BR)	44

HOUSEHOLD PRODUCTS—0.5%
1,700	Hypermarcas NPV (BR)	25

INTERNET SOFTWARE & SERVICES—4.0%
300	Baidu Inc. Sponsored ADR (CHN)*[1]	104
210	Google Inc. Cl. A (US)*	93
101	Optenable Inc. (US)	3

		200

IT SERVICES—2.0%
518	Mastercard Inc. (US)	101

LEISURE EQUIPMENT & PRODUCTS—0.6%
8,500	Li Ning Co Ltd. (CYM)	28

LIFE SCIENCES TOOLS & SERVICES—1.7%
831	Lonza Group Ltd.—Registered (SWS)	82

MARINE—0.5%
289	Kuehne & Nagel International AG—Registered (SWS)	24

MEDIA—1.0%
1,949	Walt Disney Co. (US)	49

METALS & MINING—2.8%
5,346	BHP Billiton (AUS)	140

OIL, GAS & CONSUMABLE FUELS—5.8%
100	OGX Petroleo e Gas Participacoes (BR)	65
5,376	Petroleo Brasileiro SA ADR (BR)[1]	222

		287

PHARMACEUTICALS—1.0%
910	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	49

8

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.4%
2,500	BR Malls Participacoes SA (BR)	$26
38,000	Hang Lung Properties Ltd. (HK)	140

		166

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
2,228	Taiwan Semiconductor Manufacturing Co Ltd. ADR (TW)[1]	23

SOFTWARE—4.3%
2,523	Adobe Systems Inc. (US)*	82
2,794	Citrix Systems Inc. (US)*	99
1,498	Solarwinds Inc. (US)	30

		211

SPECIALTY RETAIL—1.0%
1,921	Home Depot Inc. (US)	50

TEXTILES, APPAREL & LUXURY GOODS—1.7%
2,404	Lululemon Athletica Inc. (CAN)*	42
644	Polo Ralph Lauren Corp. Cl. A (US)	41

		83

COMMON STOCKS—Continued

Shares		Value (000s)

TRANSPORTATION INFRASTRUCTURE—0.7%
10,000	China Merchants Holdings Co. Ltd. (HK)	$33

WIRELESS TELECOMMUNICATION SERVICES—2.6%
2,089	Crown Castle International Corp. (US)*	60
3,036	NII Holdings Inc. Cl. B (US)*	70

		130

TOTAL COMMON STOCKS (Cost $3,509)		4,631

TOTAL INVESTMENTS—93.7% (Cost $3,509)		4,631

CASH AND OTHER ASSETS, LESS LIABILITIES—6.3%		311

TOTAL NET ASSETS—100.0%		$4,942

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2009 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$316	$686	$—	$1,002
Latin America	502	—	—	502
Middle East/Central Asia	49	146	—	195
North America	2,208	—	—	2,208
Pacific Basin	379	345	—	724

Total	$3,454	$1,177	$—	$4,631

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 1 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2009 (Unaudited)

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to: (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities. This means a Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

For the Funds which may invest primarily in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, many of the international and global Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any given day in an accounting period.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Funds’ current fiscal year.

The various inputs that may be used to determine the value of each Fund’s investments are summarized into three broad categories, referred to as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

Effective with this filing, the Funds have adopted FASB Staff Position No. FAS 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. FAS 157-4 amends FAS 157 and provides guidance on determining when there has been a significant decrease in the trading volume and level of activity for a holding, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the trading volume and level of activity for a holding and regardless of the valuation techniques used, the objective of a fair value measurement remains the same. The adoption of FAS 157-4 had no impact on the Funds’ net assets or results of operations.

The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

The Funds used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

Options

Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

When a Fund purchases an option, the premium paid by such Fund is recorded in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by the Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by the Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. The risk associated with purchasing options is limited to the premium originally paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, the premium received by such Fund is recorded in the Fund’s Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, such Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized

11

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk such Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

There were no outstanding options as of July 31, 2009.

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship and the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity).

Foreign Currency Spot Contracts

The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. There is minimal counterparty risk with foreign currency spot contracts, as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign currency contracts, guarantees the foreign currency spot contracts against default.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

12

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the Fund generally and meet any other appropriate counterparty criteria as determined by such Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities are monitored regularly to ensure that the value of the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest and/or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2009 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
INTERNATIONAL EQUITY FUNDS
Harbor International Fund*	$17,934,614	$5,582,566	$(1,590,007)	$3,992,559
Harbor International Growth Fund*	993,601	205,515	(20,775)	184,740
GLOBAL EQUITY FUNDS
Harbor Global Value Fund*	65,466	5,137	(20,460)	(15,323)
Harbor Global Growth Fund	3,509	1,125	(3)	1,122

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

NOTE 3—NEW ACCOUNTING PRONOUNCEMENTS

FAS 161

Effective with this filing, the Funds have adopted FASB Statement No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. The Funds’ derivative holdings do not qualify for hedge accounting treatment and as such are recorded at fair value. The adoption of FAS 161 had no impact on the Funds’ net assets or results of operations.

As of July 31, 2009, there are no outstanding derivative positions in the Funds.

13

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

09/2009	FD.NQ.IG.0709

Quarterly Schedule of Portfolio Holdings

July 31, 2009

Strategic Markets Funds

Harbor Commodity Real Return Strategy Fund

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -2.9%)

CORPORATE BONDS & NOTES—1.6%

Principal Amount (000s)		Value (000s)
	Met Life Global Funding
$300	2.550%—06/10/2011[1,2]	$300
	SLM Corp.
300	1.000%—11/01/2016[2]	140
	Verizon Wireless Capital
300	3.316%—05/20/2011[1,2]	308

TOTAL CORPORATE BONDS & NOTES (Cost $761)		748

FOREIGN GOVERNMENT OBLIGATIONS—1.8%
	Italy Buoni Poliennali Del Tesoro
211	2.600%—09/15/2023	305
	Network Rail Infrastructure
311	1.750%—11/22/2027	538

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $759)		843

U.S. GOVERNMENT AGENCIES—5.9%
	Federal National Mortgage Association
1,688	5.500%—07/01/2037[2]	1,751
920	6.000%—09/01/2038[2]	966

TOTAL U.S. GOVERNMENT AGENCIES (Cost $2,715)		2,717

U.S. GOVERNMENT OBLIGATIONS—93.6%
	U.S Treasury Bonds
2,504	1.875%—07/15/2019[2,3]	2,551
2,831	2.000%—07/15/2014-01/15/2026[2,3]	2,885
113	2.375%—01/15/2025[2,3]	116
299	2.500%—01/15/2029[2,3]	313

		5,865

	U.S. Treasury Notes
1,012	0.625%—04/15/2013[2,3]	1,000
1,718	1.250%—04/15/2014[2,3]	1,724
992	1.375%—07/15/2018[2,3]	967
504	1.625%—01/15/2015[2,3]	503
7,521	1.875%—07/15/2013-07/15/2015[2,3]	7,637
2,777	2.000%—01/15/2014[2,3]	2,836
1,892	2.125%—01/15/2019[2,3]	1,966
4,982	2.375%—04/15/2011-01/15/2017[2,3]	5,158
5,187	2.500%—07/15/2016[2,3]	5,451
516	2.625%—07/15/2017[2,3]	551

U.S. GOVERNMENT OBLIGATIONS—Continued

Principal Amount (000s)		Value (000s)
	U.S. Treasury Notes—Continued
$2,200	3.000%—07/15/2012[2,3]	$2,326
6,890	3.500%—01/15/2011[2,3]	7,190

		37,309

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $42,798)		43,174

SHORT-TERM INVESTMENTS—6.7%
REPURCHASE AGREEMENTS—1.7%
822	Repurchase Agreement with State Street Corp. dated July 31, 2009 due August 03, 2009 at 0.010% collateralized by Federal National Mortgage Association (market value $822)	822

U.S. GOVERNMENT AGENCIES—4.7%
	Federal Home Loan Bank Discount Notes
1,000	0.010%—10/21/2009-10/27/2009[2]	1,000
	Federal Home Loan Mortgage Discount Notes
1,200	0.010%—10/19/2009-10/26/2009[2]	1,200

		2,200

U.S. GOVERNMENT OBLIGATIONS–0.3%
	United States Treasury Bill
35	0.010%—08/06/2009[2,3]	35
6	0.162%—09/03/2009[2,3]	6
6	0.180%—09/24/2009[2,3]	6
6	0.246%—01/07/2010[2,3]	6

		53

TOTAL SHORT-TERM INVESTMENTS (Cost $3,075)		3,075

TOTAL INVESTMENTS—109.6% (Cost $50,108)		50,557

CASH AND OTHER ASSETS, LESS LIABILITIES—(9.6)%		(4,423)

TOTAL NET ASSETS—100.0%		$46,134

1

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JULY 31, 2009

Total Return Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Pay Index	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services Inc.	90 Treasury Bill + 0.0021%	Pay	Dow Jones-UBS Commodity Total Return Index	8/27/2009	$10,290	$230
Barclays Bank PLC	90 Treasury Bill + 0.0021%	Pay	Dow Jones-UBS Commodity Total Return Index	8/27/2009	3,220	65
Barclays Bank PLC	90 Treasury Bill + 0.0021%	Pay	Dow Jones-UBS Commodity Total Return Index	8/27/2009	2,920	60
Goldman Sachs Bank USA	90 Treasury Bill + 0.0021%	Pay	Dow Jones-UBS Commodity Total Return Index	8/27/2009	2,060	46
Morgan Stanley Capital Services Inc.	90 Treasury Bill + 0.0021%	Receive	S&P Commodity Total Return Index	8/27/2009	10	(1)
Goldman Sachs Bank USA	90 Treasury Bill + 0.0021%	Pay	Dow Jones-UBS Commodity Total Return Index	8/27/2009	3,240	72
Barclays Bank PLC	90 Treasury Bill + 0.0021%	Pay	Dow Jones-UBS Commodity Total Return Index	8/27/2009	3,000	65
Morgan Stanley Capital Services Inc.	90 Treasury Bill + 0.0021%	Pay	Dow Jones-UBS Commodity Total Return Index	8/27/2009	4,210	94
Barclays Bank PLC	90 Treasury Bill + 0.0021%	Pay	Dow Jones-UBS Commodity Total Return Index	8/27/2009	2,990	69
Morgan Stanley Capital Services Inc.	90 Treasury Bill + 0.0021%	Pay	Dow Jones-UBS Commodity Total Return Index	8/27/2009	820	19
Morgan Stanley Capital Services Inc.	90 Treasury Bill + 0.0021%	Pay	Dow Jones-UBS Commodity Total Return Index	8/27/2009	11,800	277
Morgan Stanley Capital Services Inc.	Wheat December Futures	Receive	N/A	11/25/2009	35	3
Morgan Stanley Capital Services Inc.	Wheat December Futures	Receive	N/A	11/25/2009	35	(4)
Morgan Stanley Capital Services Inc.	Corn December Futures	Receive	N/A	11/26/2010	5	(3)

Total Return Swaps						$992

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	3 Month US—LIBOR	Pay	3.500%	6/24/2016	$200	$3
Deutsche Bank AG	3 Month US—LIBOR	Pay	4.000	12/16/2014	600	19

Total Interest Rate Swaps						$22

Total Swaps						$1,014

WRITTEN OPTIONS OPEN AT JULY 31, 2009

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Eurodollar Futures (Put)	(1)	$98.50	Sep-2009	$—
Eurodollar Futures (Put)	(1)	98.63	Sep-2009	—
Swap Option (Call)	(300,000)	2.95	Aug-2009	(1)
Swap Option (Call)	(100,000)	2.95	Aug-2009	—
Swap Option (Put)	(400,000)	3.42	Nov-2009	(5)
Swap Option (Put)	(4,000,000)	3.75	Nov-2009	(32)
Swap Option (Put)	(1,000,000)	5.00	Jun-2010	(9)
U. S. Treasury Notes 10 Yr. Futures (Call)	(16)	120.00	Aug-2009	(3)
U. S. Treasury Notes 10 Yr. Futures (Put)	(7)	112.00	Aug-2009	—
U. S. Treasury Notes 10 Yr. Futures (Put)	(9)	110.00	Aug-2009	—

Written options outstanding, at value (premiums received of $66)				$(50)

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2009

Par Value (000s)	Security	Value (000s)
$(1,000)	Federal National Mortgage Association TBA	$(1,036)

	Fixed Income Investments Sold Short, at value (proceeds $1,030)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2009

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
British Pounds Sterling (Sell)	$538	$529	Aug-2009	$(9)
Chinese Yuan Renminbi (Buy)	20	20	Sep-2009	—
Euro Currency (Sell)	335	331	Sep-2009	(4)

				$(13)

2

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2009

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate (Buy)	12	€3,000	Jun-2010	$3
Euribor Interest Rate (Buy)	2	500	Sep-2010	1
United Kingdom Sterling Interest Rate (Buy)	5	£625	Jun-2010	1
90 Day Eurodollar Futures CME (Buy)	14	$3,500	Dec-2009	5
90 Day Eurodollar Futures CME (Buy)	64	16,000	Mar-2010	2
90 Day Eurodollar Futures CME (Buy)	26	6,500	Jun-2010	(2)

				$10

FAIR VALUE MEASUREMENTS

Holdings in the Futures Contracts category valued at $10 are classified as Level 1. All other holdings at July 31, 2009 are classified as Level 2. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$992	$—
Foreign Exchange Contracts	—	(13)
Interest Rate Contracts	32	(50)

Total	$1,024	$(63)

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2009, these securities were valued at $608 or 1% of net assets.

2	At July 31, 2009, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 1 to the Portfolio of Investments.) The securities pledged had an aggregate market value of $48,892 or 106% of net assets.

3	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2009 (Unaudited)

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities, are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to: (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trusts’ Valuation Committee pursuant to procedures adopted by the Board of Trustees. The Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities. This means a Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund’s current fiscal year.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad categories referred to as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

4

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of the Fund’s Portfolio of Investments schedule.

Effective with this filing, the Funds have adopted FASB Staff Position No. FAS 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. FAS 157-4 amends FAS 157 and provides guidance on determining when there has been a significant decrease in the trading volume and level of activity for a holding, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the trading volume and level of activity for a holding and regardless of the valuation techniques used, the objective of a fair value measurement remains the same. The adoption of FAS 157-4 had no impact on the Fund’s net assets or results of operations.

The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

The Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. There is minimal counterparty risk with futures contracts, as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

See the Portfolio of Investments for the Fund for open futures contracts held as of July 31, 2009.

Options

The Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. The Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

When the Fund purchases an option, the premium paid by the Fund is recorded in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased

5

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

options on futures contracts are valued based on the settlement price for the underlying futures contract. If a purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. The risk associated with purchasing options is limited to the premium paid. The Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When the Fund writes an option, the premium received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms. The Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium originally paid for the contract.

See the Portfolio of Investments for the Fund for outstanding options as of July 31, 2009.

Swap Agreements

The Fund may invest in swap agreements to help manage interest rate risk or credit risk the Fund is subject to in the normal course of pursuing its investment objectives. The Fund may use swaps to manage exposure to changes in interest rates or credit quality, to create or adjust exposure to certain markets, to enhance total return or hedge the value of portfolio securities, or to adjust overall portfolio duration and credit exposure. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap.

The Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) is entitled to receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly. Credit default contracts outstanding at the period end, if any, are listed after the Fund’s portfolio.

6

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund will only enter into currency swap, interest rate swap, mortgage swap, cap or floor transactions with counterparties to such transactions that meet the minimum credit quality requirements applicable to the Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated).

Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life or the fair value of the contract. This risk is mitigated by entering into swap agreements with only highly-rated counterparties, the existence of a master netting arrangement with the fund and the counterparty, and the posting of collateral by the counterparty.

Commodities Index-Linked/Structured Notes

The Fund may invest in structured notes, the value of which will rise and fall in response to changes in the underlying commodity index. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying financial index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest rate risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Inflation-Indexed Bonds

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

7

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship and the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity).

Short Sales

The Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

See the Portfolio of Investments for the Fund for short positions as of July 31, 2009.

Foreign Forward Currency Contracts

The Fund may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against foreign exchange risk related to specific transactions or portfolio positions. The Fund may enter into forward foreign currency exchange contracts for non-hedging purposes. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by Harbor Capital Advisors, Inc., the Fund’s investment adviser (“Harbor Capital”). The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote. There is minimal counterparty risk with foreign forward currency contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign forward currency contracts, guarantees the contracts against default.

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

8

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Repurchase Agreements

The Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to the Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), the Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities are monitored regularly to ensure that the value of the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest and/or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Basis for Consolidation for the Harbor Commodity Real Return Strategy Fund

The Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, the Fund will remain the sole shareholder and retain all rights. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of July 31, 2009, the Subsidiary represents approximately $8,796 or approximately 19% of the net assets of the Fund.

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by the Fund (including earned discount on corporate short-term notes and commercial paper) and its respective gross unrealized appreciation and depreciation at July 31, 2009 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Commodity Real Return Strategy Fund	$50,108	$509	$(60)	$449

NOTE 3–NEW ACCOUNTING PRONOUNCEMENTS

FAS 161

Effective with this filing, the Fund has adopted FASB Statement No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of derivative instruments and disclosures about credit-risk- related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. The Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at fair value. The adoption of FAS 161 had no impact on the Funds’ net assets or results of operations.

9

Harbor Strategic Markets Funds

CONSOLIDATED NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3–NEW ACCOUNTING PRONOUNCEMENTS—Continued

A summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009, can be found at the end of the Fund’s Portfolio of Investments schedule.

10

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

09/2009	FD.NQ.SMF.0709

Quarterly Schedule of Portfolio Holdings

July 31, 2009

Fixed Income Funds

Harbor High-Yield Bond Fund

Harbor Bond Fund

Harbor Real Return Fund

Harbor Short Duration Fund

Harbor Money Market Fund

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 2.8%)

BANK LOAN OBLIGATIONS—9.6%
Principal Amount (000s)		Value (000s)

CAPITAL MARKETS—0.9%
	Nuveen Investments Inc. Term Loan
$4,890	4.290%—11/13/2014-07/09/2015	$4,259

CHEMICALS—0.3%
	Ashland Inc. Term Loan B
1,329	6.750%—04/23/2014	1,335

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—0.7%
	Brickman Group Holdings Inc. Term Loan B
$591	2.490%—01/20/2014	$558
	Education Management LLC Term Loan C
945	2.460%—06/01/2013	905
	Rental Service Corporation Term Loan
1,485	4.930%—11/21/2013	1,175
	Servicemasters Inc. Term Loan
1,000	12/31/2031[1]	851

		3,489

COMMUNICATIONS EQUIPMENT—0.6%
	Adesa Term Loan
1,000	10/18/2013[1]	934
	Brocade Communications Systems Term Loan Borrowing
460	6.975—10/07/2013	462
	Commscope Inc. Term Loan B
1,588	2.990%—12/27/2014	1,536

		2,932

ELECTRIC UTILITIES—0.7%
	Calpine Corp. Term Loan
3,491	3.970%—03/29/2014	3,216

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
	Flextronics International Ltd. Term Loan
2,992	2.860%—10/01/2014	2,646

ENERGY EQUIPMENT & SERVICES—0.7%
	Alpha Natural Resources Term Loan B
1,000	2.330%—10/26/2012	990
	NRG Energy Inc. Term Loan
1,710	2.100%—02/01/2013	1,636
	Volnay Acquisition Co. Term Loan
887	1.000%—01/12/2014	865

		3,491

FOOD PRODUCTS—0.8%
	B&G Foods Inc. Term Loan C
2,000	2.700%—02/26/2013	1,970
	Michael Foods Inc. Term Loan B-1
1,500	6.450—4/30/2014	1,515
	Wrigley Jr. Company Term Loan B
244	6.400—10/06/2014[1]	247

		3,732

HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
	Accellent Inc. Term Loan
1,984	3.570%—11/22/2012	1,756

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

HEALTH CARE EQUIPMENT & SUPPLIES—Continued
	DJO Finance LLC Term Loan
$995	3.590%—05/20/2014	$929

		2,685

HEALTH CARE PROVIDERS & SERVICES—1.1%
	BSC International Holdings Ltd. Term Loan
2,000	2.470%—04/21/2011	1,935
	Davita Inc. Term Loan
1,500	1.960%—10/05/2012	1,436
	Psychiatric Solutions Inc. Term Loan
379	1.960%—05/31/2014	363
	Vanguard Health Holding Company II LLC Term Loan
1,493	2.630%—05/13/2011	1,444

		5,178

HOTELS, RESTAURANTS & LEISURE—1.1%
	Isle of Capri Casinos Inc.
218	Term Loan B 2.470%—11/25/2013	208
737	Term Loan A 7.230%—11/25/2013	702

		910

	MGM Mirage Inc. Term Loan
2,000	7.230%—10/03/2011	1,654
	OSI Restaurant Partners Term Loan B
1,500	06/14/2014[1]	1,145
	Starwood Hotels & Resorts World Term Loan B
1,750	3.300%—06/29/2010	1,610

		5,319

HOUSEHOLD PRODUCTS—0.2%
	Spectrum Brands Inc. Term Loan B
1,000	03/30/2013[1]	910

MEDIA—0.3%
	Cequel Communications LLC. Term Loan
995	2.410%—11/05/2013	951
	Intelsat Corp. Term Loan
153	2.950%—01/03/2013	146
306	2.950%—01/03/2014	292

		438

		1,389

PHARMACEUTICALS—0.2%
	Warner Chilcott Company Inc. Term Loan
824	2.300%—01/18/2012	802

SPECIALTY RETAIL—0.9%
	Dollar General Corporation Term Loan B-1
1,000	3.210%—07/06/2014	979

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

SPECIALTY RETAIL—Continued
	PETCO Animal Supplies Inc. Term Loan B
$1,424	2.800%—10/31/2013	$1,382
	Sally Holdings LLC Term Loan B
1,974	5.600%—11/16/2013	1,889

		4,250

TOTAL BANK LOAN OBLIGATIONS (Cost $41,015)		45,633

CONVERTIBLE BONDS—7.5%
COMMERCIAL SERVICES & SUPPLIES—0.4%
	Covanta Holding Corp.
2,000	5.730%—02/01/2027	1,772
	L-1 Identity Solutions Inc.
350	3.750%—05/15/2027	305

		2,077

DIVERSIFIED FINANCIAL SERVICES—0.3%
	NASDAQ OMX Group Inc.
1,500	2.500%—08/15/2013	1,275

DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
	Qwest Communications International Inc.
100	3.500%—11/15/2025	100
	Time Warner Telecom Inc.
1,500	2.375%—04/01/2026	1,290
	Virgin Media Inc.
1,450	6.500%—11/15/2016[2]	1,267

		2,657

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
	Flextronics International Ltd.
1,013	2.860%—08/01/2010	978

ENERGY EQUIPMENT & SERVICES—0.4%
	Petroplus Finance Ltd.
2,000	3.375%—103/26/2013	1,788

HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
	Hologic Inc.
2,150	2.000%—12/15/2037[3]	1,661
	Integra LifeScience Holdings Corp.
750	2.375%—06/01/2012[2]	616
	Kinetic Concepts Inc.
1,000	3.250%—04/15/2015[2]	876

		3,153

HEALTH CARE PROVIDERS & SERVICES—0.6%
	LifePoint Hospitals Inc.
1,750	3.500%—05/15/2014	1,498
	Omnicare Inc.
1,600	3.250%—12/15/2035	1,194

		2,692

HOTELS, RESTAURANTS & LEISURE—0.5%
	Host Hotels & Resorts LP.
1,000	3.250%—04/15/2024[2]	981
	Scientific Games Corp.
1,500	0.750%—12/01/2024[3]	1,515

		2,496

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

INDUSTRIAL—0.8%
	General Cable Corp—New
$2,450	6.890%—10/15/2012	$2,070
	Trinity Industries Inc.
1,500	3.875%—06/01/2036	898
	WESCO International Inc.
1,000	1.750%—11/15/2026	978

		3,946

MEDIA—1.1%
	Interpublic Group Inc.
1,750	4.250%—03/15/2023	1,590
	Telesat LLC.
3,750	11.000%—11/01/2015[2]	3,900

		5,490

OIL, GAS & CONSUMABLE FUELS—0.8%
	Cal Divine Int’l Inc.
2,400	3.250%—12/15/2025	1,944
	Pioneer Natural Resources Co.
2,000	2.875%—01/15/2038	1,792

		3,736

PHARMACEUTICALS—0.3%
	Mylan Inc.
150	1.250%—03/15/2012	135
	Watson Pharmaceuticals Inc
1,500	1.750%—03/15/2023	1,502

		1,637

SPECIALTY RETAIL—0.4%
	Penske Auto Group Inc.
1,300	3.500%—04/01/2026	1,375
	Sonic Automotive
750,000	4.250%—11/30/2015	675

		2,050

TEXTILES, APPAREL & LUXURY GOODS—0.4%
	Iconix Brand Group Inc.
2,000	1.875%—06/30/2012	1,818

TOTAL CONVERTIBLE BONDS (Cost $32,436)		35,793

CORPORATE BONDS & NOTES—80.0%
AEROSPACE & DEFENSE—0.4%
	Alliant Techsystems Inc.
500	6.750%—04/01/2016	477
	Moog Inc.
250	7.250%—06/15/2018	235
	TransDigm Inc.
1,050	7.750%—07/15/2014	1,037

		1,749

AUTO COMPONENTS—0.8%
	Goodyear Tire & Rubber
2,000	10.500%—05/15/2016	2,155
	United Auto Group Inc.
1,750	7.750%—12/15/2016	1,496

		3,651

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

AUTO LOAN—1.7%
	Ford Motor Credit Corp.
$3,250	7.500%—08/01/2012	$3,002
1,850	7.875%—06/15/2010	1,823
3,750	8.000%—06/01/2014	3,467

		8,292

BEVERAGES—0.4%
	Constellation Brands Inc.
2,000	7.250%—05/15/2017	1,965

CAPITAL MARKETS—0.3%
	Nuveen Investments Inc. Term Loan
500	5.000%—09/15/2010	490
1,000	10.500%—11/15/2015	715

		1,205

CHEMICALS—1.9%
	Airgas Inc.
2,250	7.125%—10/01/2018[2]	2,256
	Ashland Inc.
1,500	9.125%—06/01/2017[2]	1,586
	Dow Chemicals Comp
2,000	8.550%—05/15/2019	2,198
	Nalco Co.
557	7.750%—11/15/2011	563
2,000	8.250%—05/15/2017[2]	2,090
200	8.875%—11/15/2013	208

		2,861

	Rockwood Specialties Group Inc.
100	7.500%—11/15/2014	96

		8,997

COMMERCIAL SERVICES & SUPPLIES—7.2%
	Affinion Group
3,100	10.125%—10/15/2013	3,084
1,850	11.500%—10/15/2015	1,720

		4,804

	Allied Waste North America Inc.
1,000	7.875%—04/15/2013	1,040
	Aramark Corp.
900	5.000%—06/01/2012	846
4,500	8.500%—02/01/2015	4,556

		5,402

	Casella Waste Systems Inc.
150	9.750%—02/01/2013	130
	Corrections Corp of America
1,000	7.750%—06/01/2017	1,007
	Education Management LLC
300	8.750%—06/01/2014	303
700	10.250%—06/01/2016	716

		1,019

	FTI Consulting Inc.
500	7.750%—10/01/2016	499
	Hertz Corp.
500	8.875%—01/01/2014	481
3,000	10.500%—01/01/2016	2,880

		3,361

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—Continued
	Iron Mountain Inc.
$2,950	6.625%—01/01/2016	$2,740
850	7.750%—01/15/2015	842
150	8.625%—04/01/2013	151

		3,733

	Mac-Gray Corp.
300	7.625%—08/15/2015	290
	RSC Equipment Rental Inc.
1,750	10.000%—07/15/2017[2]	1,851
	Service Masters Inc.
1,000	10.750%—07/15/2015[2]	875
	Solo Cup Company
1,500	10.500%—11/01/2013[2]	1,586
	United Rentals
1,500	6.500%—02/15/2012	1,455
1,000	7.750%—11/15/2013	880
2,250	10.875%—06/15/2016[2]	2,261

		4,596

	Waste Services Inc.
1,000	9.500%—04/15/2014	987
	West Corp.
2,550	9.500%—10/15/2014	2,435
1,000	11.000%—10/15/2016	928

		3,363

		34,543

COMMUNICATIONS EQUIPMENT—0.1%
	Syniverse Technologies Inc. Series B
350	7.750%—08/15/2013	320

CONSUMER FINANCE—0.4%
	Yankee Acquisition Corp.
2,000	8.500%—02/15/2015	1,800

CONTAINERS & PACKAGING—1.5%
	Ball Corp
1,350	6.875%—12/15/2012	1,363
	Crown Americas LLC
750	7.625%—05/15/2013	769
2,000	7.625%—05/15/2017[2]	2,045

		2,814

	Greif Inc.
1,000	7.750%—07/23/2019[2]	998
	Owens Brockway
2,000	7.375%—05/15/2016[2]	1,990

		7,165

DIVERSIFIED TELECOMMUNICATION SERVICES—7.2%
	Cincinnati Bell Inc.
150	6.300%—12/01/2028	99
1,750	7.000%—02/15/2015	1,667
1,350	8.375%—01/15/2014	1,343

		3,109

	Frontier Communications Co.
3,100	6.250%—01/15/2013	2,999
	Nordic Telephone Co. Holdings ApS
300	8.875%—05/01/2016[2]	306
	Qwest Capital Funding Inc.
750	7.250%—02/15/2011	746

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Qwest Corp.
$1,500	7.500%—02/15/2014	$1,474
1,250	7.875%—09/01/2011	1,281

		2,755

	Qwest Communications Inc.
3,390	7.500%—02/15/2014	3,331
	Sprint Capital Corp.
3,500	7.625%—01/30/2011	3,544
	Sprint Nextel Corp.
1,000	6.000%—12/01/2016	879
	Time Warner Telecom Holdings Inc.
1,250	9.250%—02/15/2014	1,297
	Valor Telecommunications Enterprises Finance Corp.
3,000	7.750%—02/15/2015	3,002
	Virgin Media Finance plc
3,000	9.500%—08/15/2016	3,090
	Wind Acquisition SA
6,800	11.750%—07/15/2017[2]	7,310
	Windstream Corp.
600	7.000%—03/15/2019	561
1,400	8.625%—08/01/2016	1,428

		1,989

		34,357

ELECTRIC UTILITIES—2.9%
	AES Corp.
1,050	8.000%—10/15/2017	1,034
	Edison Mission Energy
1,000	7.000%—05/15/2017	801
2,000	7.200%—05/15/2019	1,525

		2,326

	Energy Future Holdings Corp.
2,000	10.875%—11/01/2017	1,745
	Ipalco Enterprises Inc.
500	7.250%—04/01/2016[2]	494
	Mirant Americas Generation LLC
3,750	8.300%—05/01/2011	3,830
	NRG Energy Inc.
4,800	7.375%—02/01/2016—01/15/2017	4,648

		14,077

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.8%
	Celestica Inc.
2,000	7.625%—07/01/2013	2,030
1,600	7.875%—07/01/2011	1,632

		3,662

ENERGY EQUIPMENT & SERVICES—2.2%
	Petroplus Finance Ltd.
250	6.750%—05/01/2014[2]	224
	Tesoro Corp.
1,400	9.750%—06/01/2019	1,418
	Bill Barrett Corp.
3,000	9.875%—07/15/2016	3,142
	Bristow Group Inc.
1,500	7.500%—09/15/2017	1,410

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

ENERGY EQUIPMENT & SERVICES—Continued
	Cie Generale de Geophysique
$2,000	7.750%—05/15/2017	$1,925
1,000	9.500%—05/15/2016[2]	1,045

		2,970

	Gulfmark Offshore Inc.
200	7.750%—07/15/2014	188
	Helix Energy Solutions Group Inc.
250	9.500%—01/15/2016[2]	231
	Hornbeck Offshore Services Inc.
850	6.125%—12/01/2014	795
	Key Energy Services Inc.
250	8.375%—12/01/2014	222

		10,600

FOOD & STAPLES RETAILING—1.8%
	B&G Foods Inc.
100	8.000%—10/01/2011	101
	Ingles Markets Inc.
2,500	8.875%—05/15/2017[2]	2,537
	NBTY Inc.
100	7.125%—10/01/2015	97
	Rite Aid Corp.
500	7.500%—03/01/2017	430
2,250	8.625%—03/01/2015	1,710

		2,140

	Stater Brothers Holdings
1,850	7.750%—04/15/2015	1,794
	SUPERVALU Inc.
1,750	8.000%—05/01/2016	1,746

		8,415

FOOD PRODUCTS—0.7%
	Del Monte Corp.
1,500	8.625%—12/15/2012	1,538
	Michael Foods Inc.
125	8.000%—11/15/2013	126
	Pinnacle Foods Finance LLC
1,750	9.250%—04/01/2015	1,671

		3,335

GAS UTILITIES—3.1%
	Williams Cos. Inc.
500	8.125%—03/15/2012	537
2,250	7.625%—07/15/2019	2,412

		2,949

	Williams Partners LP
1,400	7.250%—02/01/2017	1,374
	Amerigas Partners LP
1,000	7.250%—05/20/2015	985
	Dynegy Holdings Inc.
1,500	8.375%—05/01/2016	1,312
	El Paso Corp.
1,500	7.250%—06/01/2018	1,465
850	7.000%—06/15/2017	821

		2,286

	Ferrellgas Partners LP
490	8.750%—06/15/2012	481

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

GAS UTILITIES—Continued
	Inergy Finance Corp.
$750	6.875%—12/15/2014	$712
2,250	8.250%—03/01/2016	2,244

		2,956

	Markwest Energy Partners LP
1,000	8.750%—04/15/2018	935
	Suburban Propane Partners LP
1,350	6.875%—12/15/2013	1,303

		14,581

HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
	Biomet Inc.
3,000	11.625%—10/15/2017	3,270
1,500	10.000%—10/15/2017	1,631

		4,901

	DJO Finance LLC
2,250	10.875%—11/15/2014	2,138

		7,039

HEALTH CARE PROVIDERS & SERVICES—8.1%
	Bausch & Lomb Inc.
2,500	9.875%—11/01/2015	2,506
	Community Health Systems Inc.
3,500	8.875%—07/15/2015	3,622
	DaVita Inc.
3,000	7.250%—03/15/2015	2,955
	FMC Finance II SA
500	6.875%—07/15/2017	485
	Fresenius Inc.
1,700	9.000%—07/15/2015[2]	1,844
	HCA Inc.
500	5.750%—03/15/2014	443
150	6.250%—02/15/2013	141
2,250	6.300%—10/01/2012	2,126
1,200	6.500%—02/15/2016	1,071
2,450	6.750%—07/15/2013	2,303
500	6.950%—05/01/2012	480
2,650	7.875%—02/15/2020[2]	2,607
100	9.250%—11/15/2016	105

		9,276

	HCA Inc. MTN[4]
2,000	8.700%—02/10/2010	2,020
	IASIS Healthcare LLC
2,000	8.750%—06/15/2014	2,000
	Omega Healthcare Investors Inc.
500	7.000%—04/01/2014	474
	Omnicare Inc
3,000	6.875%—12/15/2015	2,812
	Psychiatric Solutions Inc.
2,000	7.750%—07/15/2015	1,905
	Service Corp International.
1,350	6.750%—04/01/2016	1,269
	Service Corp International
250	7.625%—10/01/2018	241
2,500	7.375%—10/01/2014	2,444

		2,685

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HEALTH CARE PROVIDERS & SERVICES—Continued
	Universal Hospital Services Inc.
$150	4.635%—06/01/2015[5]	$127
	Vanguard Health Holding Co. I LLC
2,500	9.000%—10/01/2015[3]	2,531
	Vanguard Health Holding Co. II LLC
2,250	9.000%—10/01/2014	2,261

		38,772

HOTELS, RESTAURANTS & LEISURE—5.5%
	Ameristar Casinos Inc.
1,325	9.250%—06/01/2014[2]	1,371
	Boyd Gaming Corp.
2,310	6.750%—04/15/2014	2,073
750	7.125%—02/01/2016	604

		2,677

	Cinemark USA Inc.
1,400	8.625%—06/15/2019	1,456
	Gaylord Entertainment Co.
4,000	8.000%—11/15/2013	3,620
	Global Cash Access LLC
162	8.750%—03/15/2012	156
	Isle of Capri Casinos Inc. Term Loan
4,000	7.000%—03/01/2014	3,540
	MGM Mirage Inc. Term Loan
2,100	10.375%—05/15/2014[2]	2,263
	Mohegan Tribal Gamming Authority
1,000	8.000%—04/01/2012	825
	Penn National Gaming Inc.
500	6.750%—03/01/2015	473
100	6.875%—12/01/2011	99

		572

	Pinnacle Entertainment Inc.
600	8.250%—03/15/2012	603
2,700	8.625%—08/01/2017[2]	2,713

		3,316

	Scientific Games Corp.
200	7.875%—06/15/2016[2]	196
	Seneca Gaming Corp.
400	7.250%—05/01/2012	372
	Speedway Motorsports Inc.
250	6.750%—06/01/2013	244
850	8.750%—06/01/2016[2]	873

		1,117

	Wendy’s Arbys Group Inc.
1,500	10.000%—07/15/2016[2]	1,552
	Wyndham Worldwide Corp
4,000	6.000%—12/01/2016	3,396

		26,429

HOUSEHOLD DURABLES—1.0%
	Jarden Corp.
750	8.000%—05/01/2016	773
	Sealy Mattress Co.
1,900	10.875%—04/15/2016[2]	2,080
2,000	8.250%—06/15/2014	1,835

		3,915

		4,688

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HOUSEHOLD PRODUCTS—0.1%
	Da-Lite Screen Co. Inc.
$150	9.500%—05/15/2011	$133
	Visant Holding Corp.
200	8.750%—12/01/2013	202

		335

INDUSTRIAL—5.5%
	Actuant Corp.
1,450	6.875%—06/15/2017	1,332
	Baldor Electric Company.
3,365	8.625%—02/15/2017	3,390
	Cascades Inc.
1,000	7.250%—02/15/2013	918
	Graphic Packaging International Inc.
1,000	9.500%—06/15/2017[2]	1,000
	Graphic Packaging International Inc.
1,089	8.500%—08/15/2011	1,097
350	9.500%—08/15/2013	350

		1,447

	Georgia Pacific Corp.
2,500	8.125%—05/15/2011	2,575
2,000	8.250%—05/01/2016[2]	2,080

		4,655

	Hexcel Corp.
150	6.750%—02/01/2015	142
	Masco Corp.
500	6.125%—10/03/2016	447
	Owens Corning Inc.
500	9.000%—06/15/2019	519
	SPX Corp.
600	7.625%—12/15/2014	600
	Steel Dynamics Inc.
1,750	6.750%—04/01/2015	1,663
1,500	7.375%—11/01/2012	1,496

		3,159

	Terex Corp
1,750	10.875%—06/01/2016	1,829
	Terex Corp.
750	7.375%—01/15/2014	718
1,000	8.000%—11/15/2017	833

		1,551

	Texas Industries Inc.
1,000	7.250%—07/15/2013	925
	USG Corp.
2,000	7.750%—01/15/2018	1,850
2,500	9.750%—08/01/2014	2,563

		4,413

		26,327

IT SERVICES—1.1%
	Sungard Data Systems Inc.
1,725	9.125%—08/15/2013	1,768
1,250	10.250%—08/15/2015	1,288
2,000	10.625%—05/15/2015[2]	2,150

		5,206

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

LIFE SCIENCES TOOLS & SERVICES—0.2%
	Bio Rad Labs Inc.
$1,000	8.000%—09/15/2016[2]	$1,025

MEDIA—9.5%
	Allbritton Communications Co.
900	7.750%—12/15/2012	752
	Cablevision Systems Corp.
1,750	7.625%—04/01/2011-07/15/2018	1,771
1,000	8.000%—04/15/2012	1,023
650	8.500%—04/15/2014[2]	673

		3,467

	DirecTV Holdings LLC
2,850	8.375%—03/15/2013	2,925
	Dish DBS Corp.
2,500	6.375%—10/01/2011	2,487
1,300	6.625%—10/01/2014	1,251
1,500	7.125%—02/01/2016	1,462

		5,200

	Hughes Network Systems LLC
350	9.500%—04/15/2014	352
	Interpublic Group Inc.
1,000	10.000%—07/15/2017[2]	1,050
	Intelsat Corp
2,550	7.625%—04/15/2012	2,410
	Intelsat Corp.
3,250	6.500%—11/01/2013	2,811
1,150	8.500%—01/15/2013	1,167
1,000	8.875%—01/15/2015[2]	1,015
250	9.250%—06/15/2016	254
250	11.250%—06/15/2016[2]	268

		5,515

	Kabel Deutschland
150	10.625%—07/01/2014	158
	Lamar Media Corp.
4,250	6.625%—08/15/2015	3,736
	Liberty Media LLC.
500	5.700%—05/15/2013	451
	LIN Television Corp.
1,550	6.500%—05/15/2013	1,178
	Mediacom Broadband LLC
950	8.500%—10/15/2015	907
4,550	9.500%—01/15/2013	4,550

		5,457

	Nielsen Finance LLC
5,000	10.000%—08/01/2014-08/01/2016[3]	4,495
	Nielsen Finance LLC.
1,000	11.625%—02/01/2014[3]	1,058
	Videotron Ltee
2,000	6.875%—01/15/2014	1,970
1,250	9.125%—04/15/2018[2]	1,303

		3,273

	Videotron Ltee
450	9.125%—04/15/2018	469
	Virgin Media Finance plc
3,550	9.125%—08/15/2016	3,603

		45,549

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

METALS & MINING—1.2%
	AK Steel Corp.
$2,550	7.750%—06/15/2012	$2,563
	Teck Resources Ltd
1,000	9.750%—05/15/2014[2]	1,117
750	10.250%—05/15/2016[2]	853
1,000	10.750%—05/15/2019[2]	1,169

		3,139

		5,702

OIL, GAS & CONSUMABLE FUELS—6.6%
	Arch Coal Inc.
2,000	8.750%—08/01/2016[2]	2,030
	Arch Western LLC
1,450	6.750%—07/01/2013	1,414
	Chesapeake Energy Corp
2,000	6.250%—01/15/2018	1,790
	Chesapeake Energy Corp.
250	6.500%—08/15/2017	228
3,000	6.875%—01/15/2016	2,835

		3,063

	Consol Energy Inc.
2,500	7.875%—03/01/2012	2,550
	Denbury Resources Inc.
2,250	7.500%—04/01/2013-12/15/2015	2,245
2,000	9.750%—03/01/2016	2,145

		4,390

	Encore Acquisition Co.
1,550	6.000%—07/15/2015	1,356
700	6.250%—04/15/2014	626
250	7.250%—12/01/2017	225

		2,207

	Exco Resources Inc.
2,000	7.250%—01/15/2011	1,970
	Foundation Coal Co.
300	7.250%—08/01/2014	302
	Freeport-McMoRan Copper & Gold Inc.
250	8.375%—04/01/2017	265
	Mariner Energy Inc.
250	7.500%—04/15/2013	239
250	8.000%—05/15/2017	219
1,900	11.750%—06/30/2016	1,995

		2,453

	Massey Energy Company
1,100	3.250%—08/01/2015	836
	Massey Energy Company.
1,700	6.875%—12/15/2013	1,649
	Peabody Energy Corp.
1,250	7.375%—11/01/2016	1,262
	Pioneer Natural Resources Co.
1,000	6.650%—03/15/2017	910
250	6.875%—05/01/2018	226

		1,136

	Plains Exploration & Production Company
2,000	7.625%—06/01/2018	1,945
1,100	10.000%—03/01/2016	1,195

		3,140

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

OIL, GAS & CONSUMABLE FUELS—Continued
	Range Resources Corp.
$1,300	7.250%—05/01/2018	$1,271

		31,728

SPECIALTY RETAIL—3.9%
	Burlington Coat Factory Warehouse Corp.
1,250	11.125%—04/15/2014	1,069
	Limited Brands Inc.
4,750	8.500%—06/15/2019[2]	4,789
	Michael Stores Inc.
3,000	11.375%—11/01/2016	2,445
	Office Depot Inc.
1,050	6.250%—08/15/2013	887
	Pantry Inc.
2,500	7.750%—02/15/2014	2,250
	Susser Holdings LLC
1,300	10.625%—12/15/2013	1,319
	Sally Holdings LLC
200	9.250%—11/15/2014	207
	Toys R Us Inc.
3,585	7.625%—08/01/2011	3,370
2,000	10.750%—07/15/2017[2]	2,060

		5,430

		18,396

TEXTILES, APPAREL & LUXURY GOODS—0.2%
	Levi Strauss & Co. New
1,000	9.750%—01/15/2015	1,020
	Phillips-Van Heusen Corp.
125	8.125%—05/01/2013	127

		1,147

WIRELESS TELECOMMUNICATION SERVICES—2.2%
	Centennial Communications Corp.
1,250	6.347%—01/01/2013[5]	1,223
350	8.125%—02/01/2014[5]	353

		1,576

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

WIRELESS TELECOMMUNICATION SERVICES—Continued
	Crown Castle International Corp.
$3,000	7.750%—05/01/2017[2]	$3,075
3,200	9.000%—01/15/2015	3,396

		6,471

	SBA Communications Corp.
3,015	1.875%—05/01/2013[2]	2,683

		10,730

TOTAL CORPORATE BONDS & NOTES (Cost $356,744)		381,787

PREFERRED STOCKS—0.1%
(Cost $415)
Shares
WIRELESS TELECOMMUNICATION SERVICES—0.1%
10	Crown Castle International	520

SHORT-TERM INVESTMENTS—7.7%
(Cost $36,702)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$36,702	Repurchase Agreement with State Street Corp. dated April 30, 2009 due May 1, 2009 at 0.010% collateralized by Federal National Mortgage Association (market value $36,702)	36,702

TOTAL INVESTMENTS—104.9% (Cost $467,312)		500,435

CASH AND OTHER ASSETS, LESS LIABILITIES—(4.9)%		(23,152)

TOTAL NET ASSETS—100.0%		$477,283

FAIR VALUE MEASUREMENTS

Holdings in the Wireless Telecommunications Services category valued at $520 are classified as Level 1. All other holdings at July 31, 2009 are classified as Level 2. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

1	Position or a portion of the position represents an unsettled loan commitment. At period end, the total market value of unsettled commitments totaled $3,840 or 0.8% of net assets. The coupon rate will be determined at the time of settlement.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2009, these securities were valued at $81,165 or 17% of net assets.

3	Step coupon security.

4	MTN after the name of a security stands for Medium Term Note.

5	Floating rate security. The stated rate represents the rate in effect at July 31, 2009.

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of –19.2%)

ASSET-BACKED SECURITIES—1.6%
Principal Amount (000s)		Value (000s)

	ACE Securities Corp. Series 2006-ASP5 Cl. A2A
$187	0.394%—10/25/2036[1,2]	$182
	American Express Credit Corp. MTN[3]
4,400	5.875%—05/02/2013[2]	4,531
	American International Group
4,900	4.000%—09/20/2011	4,731
	Asset Backed Funding Certificates
	Series 2006-HE1 Cl. A2A
1,063	0.374%—01/25/2037[1,2]	992
	BA Credit Card Trust
4,200	0.868%—04/15/2013[1,2]	4,158
	Banc of America Commercial Mortgage Inc.
2,500	5.745%—02/10/2051[2,4]	2,139
	Bank of America Credit Card Trust
9,500	1.488%—12/16/2013[1,2]	9,438
	Bear Stearns Commercial Mortgage Securities
2,745	5.116%—02/11/2041[2,4]	2,652
2,100	5.471%—01/12/2045[2,4]	1,915
7,700	5.703%—06/11/2050[2]	7,189

		11,756

	Citigroup/Deutsche Bank Commercial Mortgage
2,600	5.322%—12/11/2049[2]	2,067
	Countrywide Asset-Backed Certificates
	Series 2006-16 Cl. 2A1
106	0.335%—12/25/2046[1,2]	104
	Series 2006-19 Cl. 2A1
499	0.369%—07/25/2036[1,2]	487
	Series 2001-BC3 Cl. A
329	0.789%—12/25/2031[1,2]	144

		735

	Credit Suisse Mortgage Capital Certification
700	5.658%—03/15/2039[2,4]	592
	Credit-Based Asset Servicing & Securitization LLC
	Series 2006-CB9 Cl. A1
1,479	0.345%—11/25/2036[1,2]	1,194
	Greenwich Capital Markets Inc.
300	4.799%—08/10/2042	289
	GSAMP Trust
847	0.355%—09/25/2036-12/25/2036[1,2]	551

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	HSI Asset Securitization Corp. Trust Pass Through Certificates Series 2006-HE2 Cl. 2A1
$771	0.335%—12/25/2036[1,2]	$462
	Indymac Residential Asset Backed Trust
	Series 2006-E Cl. 2A1
489	0.369%—04/25/2037[1,2]	468
	JP Morgan Chase Commercial Mortgage
200	5.798%—06/15/2049[2,4]	183
	JP Morgan Mortgage Acquisition Corp. Pass Through Certificates
	Series 2006-WMC3 Cl. A2
221	0.335%—08/25/2036[1,2]	215
	Long Beach Mortgage Loan Trust
	Series 2004-4 Cl. 1A1
119	0.565%—10/25/2034[1,2]	77
	Merrill Lynch/Countrywide Commercial Mortgage
2,600	5.172%—12/12/2049[2,4]	2,055
	Morgan Stanley Capital Inc.
1,200	5.386%—03/12/2044[2,4]	1,134
400	5.809%—12/12/2049[2]	323
12,400	5.881%—06/11/2049[2,4]	9,899

		11,356

	Option One Mortgage Loan Trust
	Series 2007-1 Cl. 2A1
632	0.335%—01/25/2037[1,2]	614
	Park Place Securities Inc.
	Series 2004-MCW1 Cl. A1
3,936	0.597%—10/25/2034[1,2]	3,528
	Residential Asset Mortgage Products Inc. Pass Through Certificates
	Series 2006-RZ4 Cl. A1A
396	0.394%—10/25/2036[1,2]	392
	Residential Asset Securities Corp.
	Series 2006-KS9 Cl. AI1
349	0.384%—11/25/2036[1,2]	345
	Saxon Asset Securities Trust
	Series 2006-3 Cl. A1
219	0.374%—10/25/2046[1,2]	217
	SBI Home Equity Loan Trust Pass Through Certificates
	Series 2006-1A Cl. 1A2A
724	0.484%—08/25/2036[1,2,5]	644
	Securitized Asset Backed Receivables LLC Pass Through Certificates
	Series 2007-HE1 Cl. 2A2
1,602	0.374%—12/25/2036[1,2]	827
	SLM Student Loan Trust
1,257	0.804%—04/25/2014[1,2]	1,248
	Small Business Administration
	Series 2003-20I Cl. 1
581	5.130%—09/01/2023[2]	611
	Series 2001-20A Cl. 1
1,305	6.290%—01/01/2021[2]	1,398
	Series 2000-P10 Cl.1
91	7.449%—08/01/2010[2]	94

		2,103

	Wachovia Bank Commercial Mortgage Trust
2,600	0.463%—06/15/2049[1,2,5]	1,375
2,000	5.308%—11/15/2048[2]	1,624
11,800	5.416%—01/15/2045[2,4]	9,819

		12,818

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	Wells Fargo Home Equity Trust
	Series 2006-3 Cl. A1
$46	0.364%—01/25/2037[1,2]	$46

TOTAL ASSET-BACKED SECURITIES (Cost $80,463)		80,953

BANK LOAN OBLIGATIONS—0.2%
(Cost $12,314)
	Chrysler Finance Co. Term B
12,773	9.000%—08/03/2014	12,089

COLLATERALIZED MORTGAGE OBLIGATIONS—2.9%
	American Home Mortgage Investment Trust
	Series 2004-4 Cl. 4A
1,650	4.390%—02/25/2045[1,2]	1,303
	Banc of America Funding Corp.
	Series 2005-D Cl. A1
2,506	3.781%—05/25/2035[1,2]	2,230
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
115	3.859%—11/25/2030[1,2]	106
	Series 2005-10 Cl. A1
6,665	4.740%—11/25/2035[1,2]	6,467
	Pass Through Certificates
	Series 2003-1 Cl. 6A1
770	5.021%—04/25/2033[2,4]	717

		7,290

	Bear Stearns Alt-A Trust
	Series 2006-8 Cl. 3A1
2,837	0.469%—01/25/2037[1,2]	1,715
	Series 2005-4 Cl. 3A1
3,364	5.362%—05/25/2035[2,4]	2,308
	Pass Through Certificates
	Series 2005-7 Cl. 2A1
1,678	5.490%—09/25/2035[2,4]	1,145

		5,168

	Bear Stearns Commercial Mortgage Securities
700	5.331%—02/11/2044[2]	601
	Series 2006 PWR11 Cl. A4
1,810	5.456%—03/11/2039[2,4]	1,772
	Series 2007-PW18 Cl. A4
6,400	5.700%—06/11/2050[2]	5,399
	Series 2006 PW12 Cl. A4
2,410	5.719%—09/11/2038[2,4]	2,295

		10,067

	Bear Stearns Mortgage Funding Trust
	Series 2007-AR1 Cl. 2A1
2,920	0.379%—06/26/2036[1,2]	2,438
	Commercial Mortgage Pass Through Certificate
	Series 2006-C8 Cl A4
7,700	5.306%—12/10/2046[2]	6,252
	Countrywide Alternative Loan Trust Class 1A1
	Series 2005-59
22,625	0.644%—11/20/2035[1,2]	11,720

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB9 Cl. 1A1
$6,299	4.711%—02/20/2035[2,4]	$5,398
	Series 2004-22 Cl. A3
3,537	4.786%—11/25/2034[2,4]	2,877
	Series 2005-HYB9 Cl. 3A2A
1,164	5.250%—11/20/2025[1,2]	769
	Series 2003-10 Cl. A2
115	5.750%—05/25/2033[2]	113

		9,157

	Federal Home Loan Mortgage Corp. REMIC[6]
15,495	0.438%—07/15/2019-08/15/2019[1,2]	15,167
2,865	0.588%—05/15/2036[1,2]	2,818
211	0.738%—11/15/2030[1,2]	209
4,006	5.000%—04/25/2033[2]	4,134
364	8.000%—08/15/2022[2]	394
58	9.000%—12/15/2020[2]	63

		22,785

	Federal National Mortgage Association REMIC[6]
	Series 2006-5 Cl. 3A2
638	4.689%—02/25/2036[1,2]	628
531	6.500%—01/01/2033[2]	574

		1,202

	FHLMC Structured Pass Through Securities
	Series T-63 Cl. 1A1
375	2.540%—02/25/2045[1,2]	356
1,324	3.832%—08/15/2032[2,4]	1,336

		1,692

	First Nationwide Trust
	Series 2001-3 Cl. 1A1
6	6.750%—08/25/2031[2]	6
	Greenwich Capital Commercial Funding
	Series 2007-GG9
2,500	5.444%—03/10/2039[2]	2,130
	GS Mortgage Securities Corporation II
	Series 2007-GG10
6,700	5.799%—08/10/2045[2,4]	5,291
	GSR Mortgage Loan Trust Pass Through Certificates
	Series 2005-AR6 Cl. 2A1
11,161	4.478%—09/25/2035[1,2]	10,120
	Pass Through Certificates
	Series 2005-AR7 Cl. 6A1
4,492	5.243%—11/25/2035[2,4]	3,755

		13,875

	Harborview Mortgage Loan Trust Pass-through Certificates Series 2005-2 Cl. 2A1A
716	0.509%—05/19/2035[1,2]	351
	IndyMac ARM Trust Series 2001-H2 Cl. A2
15	4.001%—01/25/2032[1,2]	11
	IndyMac Index Mortgage Loan Trust Pass Through Certificates Series 2005-AR31 Cl. 1A1
4,224	4.318%—01/25/2036[2,4]	1,852
	J.P. Morgan Chase Commercial Mortgage Sec Class A4 Series 2007-LD12
1,600	5.882%—02/15/2051[2,4]	1,267

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	J.P. Morgan Chase Commercial Mortgage Securities Trust 2006
$5,125	5.336%—05/15/2047[2]	$4,176
	J.P. Morgan Chase Commercial Mortgage Securities Trust 2007
15,100	5.420%—01/15/2049[2]	12,952
	LB-UBS Commercial Mortgage Trust 2006 C6 COML MTG PASS CTF CLA4
2,200	5.372%—09/15/2039[2]	1,888
	Lehman Brothers Floating Rate Commercial Mortgage Trust Pass Through Certificates Series 2006-LLFA Cl. A1
555	0.368%—09/15/2021[1,2,5]	489
	Merrill Lynch Mortgage Investors Inc. Pass Through Certificates Series 2005-A10 Cl. A
2,169	0.524%—02/25/2036[1,2]	1,208
	Series 2005-3 Cl. 4A
607	0.559%—11/25/2035[1,2]	436

		1,644

	Merrill Lynch/Countrywide Commercial MTG Class A4 Series 2007-6
1,800	5.485%—03/12/2051[2,4]	1,421
	Morgan Stanley Capital I Series 2007-XLFA Cl. A1
1,242	0.349%—10/15/2020[1,2,5]	932
	Residential Funding Mortgage Series 2006-SA1 Cl. 2A1
1,024	5.585%—02/25/2036[2,4]	671
	Sovereign Commercial Mortgage Securities Series 2007-C1 Cl. A2
1,100	5.835%—07/22/2030[2,4,5]	1,099
	Structured Asset Mortgage Investments Inc. Pass Through Certificates Series 2005-AR5 Cl. A2
2,449	0.539%—07/19/2035[1,2]	1,628
	Structured Asset Securities Corp. Series 2001-21A Cl. 1A1
42	3.695%—01/25/2032[1,2]	39
	Series 2002-1A Cl. 4A
44	4.687%—02/25/2032[1,2]	39

		78

	Thornburg Mortgage Securities Trust Pass Through Certificates Series 2006-6 Cl. A1
2,613	0.424%—12/26/2036[1,2]	2,356
	Wachovia Bank Commercial Mortgage Trust Series 2006-WHL7 Cl. A1
11,620	0.378%—08/11/2018[1,2,5]	8,397
	Series 2007-C31
2,300	5.509%—04/15/2047[2]	1,760

		10,157

	Washington Mutual Pass Through Certificates Series 2005-AR13 Cl. A1A1
808	0.575%—10/25/2045[1,2]	463
	Wells Fargo Mortgage Backed Securities Series 2006-AR2 Cl. A1
4,400	4.950%—03/25/2036[2,4]	3,499

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $173,984)		149,540

COMMON STOCKS—0.1%
Shares		Value (000s)

363,200	American International Group Inc.	$2,906
157	Citigroup Inc.	—	**

TOTAL COMMON STOCKS (Cost $18,787)		2,906

CONVERTIBLE BONDS—0.0%
Principal Amount (000s)
(Cost $113)
	General Motors Corp. Series B
$36,000	5.250—03/06/2032	118

CORPORATE BONDS & NOTES—27.3%
	Access Group Inc.
22,728	1.800%—10/27/2025[1,2]	22,653
	AIG Sunamerica Inst Fund
20,000	1.242%—07/26/2010	17,397	[z]
	Allstate Life Global Funding Trust MTN[3]
4,600	5.375%—04/30/2013[2]	4,820
	American Airline Inc. Series 2001-2 Cl.A1
131	6.9878%—04/01/2011[2]	125
	American Express Bank
6,500	5.500%—04/16/2013[2]	6,598
9,500	6.000%—09/13/2017[2]	9,279

		15,877

	American Express Centurion Bank
10,800	0.345%—03/23/2010[1,2]	10,664
9,500	6.000%—09/13/2017[2]	9,279

		19,943

	American Express Credit Corp.
100	0.489%—12/02/2010[1,2]	96
	American Express Credit Corp. MTN[3]
400	0.448%—06/16/2011[1,2]	381
	American Express Global
6,400	7.000%—03/19/2018[2]	6,580
	American General Finance Corp. MTN[3] TRANCHE TR 00390
5,253	4.625%—09/01/2010[2]	4,054
1,800	4.875%—05/15/2010[2]	1,557

		5,611

	American Honda Finance Corp. MTN[3]
5,700	1.006%—02/09/2010[1,2,5]	5,682
	American International Group
1,100	8.250%—08/15/2018[2]	651
	American International Group Inc.
5,300	4.875%—03/15/2067[4]	1,473
900	5.050%—10/01/2015[2]	464
100	5.375%—10/18/2011[2]	75
1,400	8.625%—05/22/2038[4]	585

		2,597

	American International Group Inc. MTN[3]
7,000	0.709%—03/20/2012[1,2]	4,187
1,800	4.950%—03/20/20122,	1,240

		5,427

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Amgen Inc.
$24,000	6.900%—06/01/2038[2]	$28,967
	Anheuser-Busch Cos Inc.
200	5.500%—01/15/2018[2]	200
	AstraZeneca plc.
1,700	5.900%—09/15/2017[2]	1,899
1,600	6.450%—09/15/2037[2]	1,866

		3,765

	AT&T Inc.
4,200	4.950%—01/15/2013[2]	4,440
5,000	5.500%—02/01/2018[2]	5,304
2,900	6.300%—01/15/2038[2]	3,104

		12,848

	Bank of America Corp Medium Term
11,600	2.100%—04/30/2012[2]	11,676
	Bank Of America Corp.
33,200	6.500%—08/01/2016[2]	33,821
	Barclays Bank plc.
26,700	5.450%—09/12/2012[2]	28,363
	Bear Stearns Cos. Inc.
13,700	0.910%—07/19/2010[1,2]	13,733
4,400	1.093%—08/15/2011[2]	4,368
4,971	6.400%—10/02/2017[2]	5,324

		23,425

	Bear Stearns Cos. Inc. MTN[3]
7,800	0.843%—08/21/2009[1,2]	7,803
14,831	6.950%—08/10/2012[2]	16,450

		24,253

	BNP Paribas
9,600	5.186%—06/29/2049[2,4,5]	6,510
	Calabash Re Ltd. Series 2006-I Cl. A1
1,100	9.024%—01/08/2010[1,5]	1,044
	Cemex Inc.
3,100	6.722%—12/01/2049[2,4,5]	1,754
	China Development Bank
100	5.000%—10/15/2015[2]	107
	CIT Group Inc.
8,700	0.974%—08/17/2009[1,2]	6,797
	Citigroup Capital XXI
77,799	8.300%—12/21/2057[2,4]	65,546
	Citigroup Funding Inc.
6,600	2.250%—12/10/2012	6,622
	Citigroup Inc.
9,000	0.631%—12/28/2009[1,2]	8,949
2,000	4.750%—05/31/2017	2,289
1,700	5.300%—10/17/2012[2]	1,694
32,600	5.500%—08/27/2012-04/11/2013[2]	32,287
3,000	5.625%—08/27/2012[2]	2,915
1,100	5.850%—07/02/2013[2]	1,082
12,200	6.000%—02/21/2012-08/15/2017[2]	11,764
5,600	6.125%—08/25/2036[2]	4,230
9,100	7.250%—10/01/2010[2]	9,107
8,200	8.500%—05/22/2019[2]	8,745

		83,062

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Codelco Inc.
$500	6.150%—10/24/2036[2,5]	$495
	Comcast Corp.
1,200	5.875%—02/15/2018[2]	1,291
1,200	6.450%—03/15/2037[2]	1,289

		2,580

	Countrywide Financial Corp.
2,000	0.908%—05/07/2012[2]	1,824
	CSC Holdings Inc.
1,642	0.326%—03/29/2016	1,603
	Daimler Chrysler Auto Trust Series 2008-B Cl. A2B
4,769	1.232%—07/08/2011[1,2]	4,772
	Series 2008-B Cl. A3B
3,300	1.782%—09/10/2012[1,2]	3,291

		8,063

	DaimlerChrysler North America Holding Corp. MTN[3]
4,400	1.466%—08/03/2009[1,2]	4,400
	Dell Inc.
8,800	5.650%—04/15/2018[2]	9,027
	Deutsche Bank AG
8,400	6.000%—09/01/2017[2]	8,839
	Dominion Resources Inc.
27,970	1.664%—06/17/2010[1,2]	28,143
	El Paso Corp. MTN[3]
200	8.050%—10/15/2030[2]	182
	Enel Finance International SA
12,600	6.250%—09/15/2017[2,5]	13,748
	Export-Import Bank of China
600	4.875%—07/21/2015[2,5]	639
	Fifth Third Bank Corp.
21,900	8.250%—03/01/2038[2]	18,083
	Ford Credit Auto Owner Trust
10,965	1.488%—12/15/2010[1,2]	10,983
	Ford Motor Credit Co
4,700	7.375%—02/01/2011	4,533
	Ford Motor Credit Co.
10,500	3.260%—01/13/2012[1,2]	8,938
6,800	5.700%—01/15/2010[2]	6,697
5,530	7.250%—10/25/2011[2]	5,195
3,000	7.375%—10/28/2009[2]	2,995
2,200	8.000%—12/15/2016	1,975

		25,800

	Gaz Capital SA
900	6.212%—11/22/2016[2,5]	798
	Gazprom LPN
4,400	10.500%—10/21/2009	4,472
	General Electric Capital Corp.
23,519	0.414%—03/20/2013[1,2]	18,830
300	0.638%—09/25/2016[1,2]	296
6,000	2.000%—09/28/2012	6,019
1,100	3.000%—12/09/2011	1,135
14,500	5.500%—09/15/2067	12,917

		39,197

	General Electric Capital Corp. MTN[3]
2,000	0.748%—01/08/2016[1,2]	1,652
5,000	0.953%—08/15/2011[1,2]	4,798

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

$6,400	5.875%—01/14/2038[2]	$5,562
6,300	6.875%—01/10/2039[2]	6,206

		18,218

	GMAC LLC
800	6.000%—12/15/2011[2]	710
	Goldman Sachs Group Inc.
22,200	5.950%—01/18/2018[2]	23,429
5,200	6.150%—04/01/2018[2]	5,566
9,100	6.250%—09/01/2017[2]	9,761
400	6.375%—05/02/2018	628

		39,384

	HSBC Finance Corp.
3,300	0.564%—10/21/2009[1,2]	3,287
	HSBC Holdings plc
1,700	6.500%—05/02/2036[2]	1,621
	ICICI Bank Ltd.
7,100	1.050%—01/12/2010[1,2,5]	6,959
	International Lease Finance Corp. MTN[3]
900	4.950%—02/01/2011[2]	698
	JP Morgan Chase & Co.
24,227	6.625%—03/15/2012[2]	25,849
6,200	7.900%—04/29/2049[2,4]	5,911

		31,760

	JP Morgan Chase Bank
7,000	6.000%—10/01/2017[2]	7,285
	JP Morgan Chase Capital XX
800	6.550%—09/29/2036[2]	684
	KeyBank NA
8,500	2.906%—06/02/2010[1,2]	8,452
	Keycorp MTN[3]
2,300	6.500%—05/14/2013[2]	2,286
	Korea Development Bank
15,000	0.718%—04/03/2010[1,2]	14,750
	Lehman Brothers Holdings Inc.
8	1.000%—04/05/2011	2	*
11,900	2.911%—08/21/2009	2,082	*
1,100	5.125%—06/27/2014	265	*

		2,349

	Lehman Brothers Holdings Inc. MTN[3]
7,500	2.880%—04/03/2049	1,312	*
1,100	2.951%—05/25/2010	192	*
3,400	2.954%—07/18/2011	595	*
3,000	2.966%—11/10/2009	525	*
13,270	3.487%—01/26/2017	2,322	*
200	5.410%—12/23/2008	35	*
5,000	5.625%—01/24/2013	900	*
2,200	6.875%—05/02/2018	401	*

		6,282

	Lloyds Banking Group plc
800	5.920%—09/29/2049[5]	308
	Merrill Lynch & Co. Inc.
12,700	1.566%—05/02/2017[1,2]	5,149
5,100	6.400%—08/28/2017[2]	5,016

		10,165

	Merrill Lynch & Co. Inc. MTN[3]
5,400	0.726%—12/04/2009[1,2]	5,391
4,400	0.996%—08/14/2009[1,2]	4,400

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

$17,700	6.875%—04/25/2018[2]	$17,871

		27,662

	MetLife Inc.
1,600	6.400%—12/15/2036[2]	1,259
	Metropolitan Life Global Funding I MTN[3]
8,800	0.894%—05/17/2010[1,2,5]	8,734
	Monumental Global Funds
3,400	5.500%—04/22/2013[2,5]	3,302
	Morgan Stanley
3,000	1.269%—07/20/2012	3,996
3,000	1.418%—04/13/2016	3,614

		7,610

	Morgan Stanley MTN[3]
14,400	0.599%—01/15/2010[1,2]	14,351
9,400	3.006%—05/14/2010[1,2]	9,477

		23,828

	National Australia Bank Ltd.
4,700	1.353%—09/11/2009[1,2,5]	4,699
32,300	1.424%—02/08/2010[1,2,5]	32,290

		36,989

	National City Bank Cleveland Ohio MTN[3]
7,000	4.500%—03/15/2010[2]	7,103
	Nationwide Life Global Funding
43,200	5.450%—10/02/2012[2,5]	42,462
	NGPL PipeCo LLC
4,000	6.514%—12/15/2012[2,5]	4,349
	Oracle Corp.
10,200	4.950%—04/15/2013[2]	10,934
10,000	5.750%—04/15/2018[2]	11,023

		21,957

	Peabody Energy Corp.
1,500	7.875%—11/01/2026[2]	1,387
	Petroleos Mexicanos
20,100	8.000%—05/03/2019[5]	22,763
	Petroleum Export Ltd.
370	5.265%—06/15/2011[2,5]	356
	Philip Morris International Inc.
3,000	5.650%—05/16/2018[2]	3,197
	President and Fellows of Harvard College
40,500	6.500%—01/15/2039[2,5]	45,127
	Pricoa Global Funding
5,200	0.801%—09/27/2013[1,2,5]	4,035
6,200	1.139%—01/30/2012[1,2,5]	5,831

		9,866

	Principal Life Inc. MTN[3]
4,100	5.300%—04/24/2013[2]	4,145
6,400	5.550%—04/27/2015[2]	6,365

		10,510

	Qwest Capital Funding Inc.
43	7.250%—02/15/2011[2]	43
	Qwest Corp.
300	7.500%—06/15/2023[2]	255
2,400	7.625%—06/15/2015[2]	2,406

		2,661

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Ras Laffan LNG III Series B
$1,800	5.838%—09/30/2027[2,5]	$1,600
	Resona Bank Ltd.
800	5.850%—09/29/2049[2,4,5]	641
	Rohm & Haas Co.
2,500	6.000%—09/15/2017[2]	2,380
	Santander Perpetual SA Unipersonal
10,500	6.671%—10/29/2049[2,4,5]	8,782
	Santander US Debt SA Unipersonal
5,000	0.697%—11/20/2009[1,2,5]	4,977
	Siemens Finance NV
6,100	0.956%—08/14/2009[1,2,5]	6,099
18,000	5.500%—02/16/2012[2,5]	19,191

		25,290

	Small Business Administration
10,855	5.720%—01/01/2029[2]	11,734
31,738	6.020%—08/01/2028[2]	34,908

		46,642

	SMFG Preferred Capital GBP 1 Ltd.
600	6.164%—01/29/2049	726
	SMFG Preferred Capital USD 1 Ltd.
2,300	6.078%—01/29/2049[2,4,5]	2,024
	State Street Capital Trust III
4,500	8.250%—12/29/2049[2,4]	4,211
	State Street Capital Trust IV
700	1.629%—06/01/2037[1,2]	397
	Sumitomo Mitsui Banking Corp.
5,900	5.625%—12/31/2049[2,4,5]	5,397
	Sun Life Financial Global Funding
24,500	0.698%—07/06/2011[1,2,5]	22,138
	Target Corp.
7,900	5.125%—01/15/2013[2]	8,394
	Time Warner Inc.
4,400	1.500%—11/13/2009[1,2]	4,388
	TNK-BP Finance SA
900	6.125%—03/20/2012[2,5]	868
	TransCanada Pipelines Ltd
2,400	7.625%—01/15/2039[2]	3,058
	TransCapital Invest Ltd.
2,200	8.700%—08/07/2018[2,5]	2,203
	UBS AG
3,200	5.875%—12/20/2017[2]	3,077
	UBS AG MTN[3]
23,700	1.927%—05/05/2010[1,2]	23,760
3,600	5.750%—04/25/2018[2]	3,403

		27,163

	UFJ Finance Aruba AEC
200	6.750%—07/15/2013[2]	216
	Union Pacific Corp.
9,400	5.700%—08/15/2018[2]	9,842
	United Airlines Inc. Pass Through Certificates
1,788	9.060%—06/17/2015	11	*
	United Health Group Inc.
3,700	4.875%—02/15/2013[2]	3,778

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	US Bank Capital IX
$8,900	6.189%—03/29/2049[2,4]	$6,366
	Vale Overseas Ltd.
900	6.250%—01/23/2017[2]	963
900	6.875%—11/21/2036[2]	912

		1,875

	Verizon Communications Inc.
400	5.250%—04/15/2013[2]	429
	Verizon Wireless Capital
1,600	3.316%—05/20/2011[5]	1,645
	Virginia Electric and Power Co.
600	6.350%—11/30/2037[2]	683
	Wachovia Corp.
1,600	5.625%—10/15/2016[2]	1,537
10,200	5.750%—02/01/2018[2]	10,531

		12,068

	Wachovia Corp. MTN[3]
3,800	0.718%—12/01/2009[1,2]	3,800
	Wells Fargo & Co.
135,800	7.980%—03/29/2049[2,4]	117,640

TOTAL CORPORATE BONDS & NOTES (Cost $1,426,851)		1,399,081

FOREIGN GOVERNMENT OBLIGATIONS—2.6%
	ANZ National International Ltd.
5,000	1.014%—08/07/2009[1,2,5]	5,000
6,200	6.200%—07/19/2013[2,5]	6,456

		11,456

	Bac Cap Trust VII
2,400	5.250%—08/10/2035	2,385
	Bank of Scotland plc
6,300	0.689%—12/08/2010[1,2,5]	5,844
	Corp Nacional del Cobre de Chile
4,000	7.500%—01/15/2019[2,5]	4,604
	Deutsche Telekom International
12,800	8.500%—06/15/2010[2]	13,486
	Electricite de France NT
5,100	5.500%—01/26/2014[2,5]	5,556
5,100	6.500%—01/26/2019[2,5]	5,839
5,100	6.950%—01/26/2039[2,5]	6,222

		17,617

	Federative Republic of Brazil
2,200	10.250%—01/10/2028	1,188
	Fortis Bank Holding
3,000	3.000%—04/17/2012	4,359
	Leaseplan Corporation NV
1,500	3.125%—02/10/2012	2,194
	MUFG Capital Finance 5 Ltd.
1,261	6.299%—01/25/2049	1,669
	National Australia Bank Ltd.
5,100	5.350%—06/12/2013[2,5]	5,384
	Royal Bank of Scotland Group plc MTN[3]
5,700	7.640%—03/31/2043[2,4]	2,625

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)

		Royal Bank Of Scotland plc
$22,900		1.000%—04/08/2011[5]	$22,875
9,800		3.000%—12/09/2011[5]	10,022

			32,897

		Societe Financement de l’Economie Francaise
3,000		0.713%—07/16/2012[5]	3,004
5,500		2.125%—05/20/2012[5]	7,898

			10,902

		Swedbank AB
200		3.625%—12/02/2011	295
		Swedish Housing Finance Corp.
14,900		3.125%—03/23/2012[5]	15,224
		Westpac Banking Corp.
1,000		1.000%—07/16/2014[5]	993

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $130,594)			133,122

MORTGAGE PASS-THROUGH—74.0%
		Federal Home Loan Mortgage Corp.
56		4.261%—08/01/2024[1,2]	57
2,800		4.875%—06/13/2018[2]	3,048
2,527		5.000%—10/01/2018[2]	2,635
1,124		5.023%—08/01/2035[1,2]	1,178
129,237		5.500%—04/01/2037-09/01/2038[2]	134,024
5,357		6.000%—07/01/2016-08/01/2038[2]	5,659

			146,601

		Federal Home Loan Mortgage Corp. TBA[7]
105,000		5.000%—08/13/2039	107,379
23,000		5.500%—08/13/2039	23,823
58,200		6.000%—08/13/2039	60,992

			192,194

		Federal Housing Authority Project
85		7.400%—02/01/2021	85
2,609		7.430%—10/01/2020	2,619	Z

			2,704

		Federal National Mortgage Association
1,136		2.838%—10/01/2040[1,2]	1,132
4,283		3.540%—08/01/2035[1,2]	4,330
3,627		4.500%—01/01/2023-11/01/2023[2]	3,730
11,496		4.824%—06/01/2035[1,2]	11,932
281,467		5.000%—12/01/2016-10/01/2037[2]	289,863
889		5.045%—05/01/2035[1,2]	928
1,183,229		5.500%—11/01/2016-06/01/2039[2]	1,229,211
5,921		5.500%—09/01/2036[1,2]	6,165
238,825		5.500%—08/01/2037-04/01/2039	247,741
688,630		6.000%—04/01/2016-03/01/2039[2]	723,373
22,945		6.000%—02/01/2024-01/01/2039	24,099
—	**	9.000%—11/01/2009[2]	—	**

			2,542,504

		Federal National Mortgage Association TBA[7]
88,000		5.000%—08/13/2039	90,049
12,500		5.500%—07/01/2039	12,951
751,500		6.000%—08/13/2039	787,789

			890,789

		Government National Mortgage Association
7,103		6.000%—03/15/2037-11/15/2038[2]	7,469

MORTGAGE PASS-THROUGH—Continued
Principal Amount (000s)		Value (000s)

	Government National Mortgage Association II
$1,068	3.750%—02/20/2032[1,2]	$1,078
181	4.125%—12/20/2024-12/20/2026[1,2]	183
237	4.130%—11/20/2029[1,2]	240
202	4.375%—03/20/2017-01/20/2025[1,2]	205
588	4.625%—08/20/2022-07/20/2027[1,2]	604
104	5.375%—05/20/2024[1,2]	107

		2,417

TOTAL MORTGAGE PASS-THROUGH (Cost $3,677,340)		3,784,678

MUNICIPAL BONDS—1.3%
	Arcadia Unified School District
7,200	5.000%—08/01/2037[2]	6,979
	Buckeye Tobacco Settlement Financing Authority
2,800	5.875%—06/01/2030[2]	1,953
	California State
7,200	5.000%—11/01/2037[2]	6,572
2,200	5.650%—04/01/2039[2]	2,225
7,800	7.500%—04/01/2034[2]	8,058
5,300	7.550%—04/01/2039[2]	5,485

		22,340

	Chicago Transit Authority
800	6.300%—12/01/2021[2]	829
11,200	6.899%—12/01/2040[2]	11,984

		12,813

	Los Angeles Community College
8,500	5.000%—08/01/2031[2]	8,333
	North Texas Tollway Authority
3,000	5.000%—01/01/2035[2]	3,408
	Public Power Generation Agency of Nabraska
600	7.242%—01/01/2041	594
	San Antonio TX (City of)
6,765	4.750%—05/15/2037[2]	6,621
	Texas Public Finance Authority
5,000	5.000%—02/01/2014[2]	5,579

TOTAL MUNICIPAL BONDS (Cost $67,333)		68,620

PURCHASED OPTIONS—0.2%
(Cost $2,656)
No. of Contracts (000s)
	Swap Option
248,100	Expires—08/03/2009	10,870

U.S. GOVERNMENT AGENCIES—0.4%
Principal Amount (000s)
	Federal Home Loan Bank
$2,700	3.375%—06/24/2011	2,803
	Federal Home Loan Mortgage Corporation
15,600	1.125%—06/01/2011[2]	15,608
700	1.625%—04/26/2011[2]	707

		16,315

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT AGENCIES—Continued

Principal Amount (000s)		Value (000s)
	Federal National Mortgage Corporation
$1,500	5.250%—07/18/2011[2]	$1,618

TOTAL U.S. GOVERNMENT AGENCIES (Cost $19,760)		20,736

U.S. GOVERNMENT OBLIGATIONS—8.6%
	U.S. Treasury Bonds
40,012	1.750%—01/15/2028[2,8]	37,286
19,853	2.375%—01/15/2025[2,8]	20,287
77,886	2.500%—01/15/2029[2,8]	81,561

		139,134

	U.S. Treasury Notes
2,729	0.875%—04/30/2011[8]	2,725
214,600	1.000%—07/31/2011[2,8]	214,130
1,120	1.625%—01/15/2015[2] [8]	1,117
9,589	2.000%—01/15/2016[2,8]	9,750
14,238	2.625—07/15/2017[2,8]	15,217
9,800	3.125%—05/15/2019[8]	9,500
47,900	4.250%—05/15/2039[8]	47,421

		299,860

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $431,740)		438,994

SHORT-TERM INVESTMENTS—0.5%
COMMERCIAL PAPER—0.0%
	Calyon Bank
1,100	5.395%—06/29/2010	1,099

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS—0.4%
$8,000	Repurchase Agreement with Deutsche Bank dated July 31, 2009 due August 03, 2009 at 0.20% collateralized by U.S Treasury Notes (market value $8,000)	$8,000
14,451	Repurchase Agreement with State Street Corp. dated July 31, 2009 due August 03, 2009 at 0.010% collateralized by Federal National Mortgage Association (market value $14,451)	14,451

		22,451

U.S. GOVERNMENT OBLIGATIONS—0.1%
	U.S Treasury Bills
$2,720	0.010%—11/19/2009[8]	2,718
195	0.171%—10/08/2009[8]	195
17	0.270%—01/14/2010[8]	17

		2,930

TOTAL SHORT-TERM INVESTMENTS (Cost $26,480)		26,480

TOTAL INVESTMENTS—119.7% (Cost $6,068,415)		6,128,187

CASH AND OTHER ASSETS, LESS LIABILITIES—(19.7)%		(1,010,050)

TOTAL NET ASSETS—100.0%		$5,118,137

SWAP AGREEMENTS OPEN AT JULY 31, 2009

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG.	AUD-BBR-BBSW-Bloomberg 3M	Pay	4.500%	06/15/2011	AUD$	4,300	$(30)
UBS AG	AUD-BBR-BBSW-Bloomberg 3M	Pay	4.500	06/15/2011		87,700	(427)
UBS AG	AUD-BBR-BBSW-Bloomberg 6M	Pay	6.000	09/15/2012		37,800	6
DUB	AUD-BBR-BBSW-Bloomberg 6M	Receive	5.000	06/15/2013		6,100	(164)
Merrill Lynch & Co., Inc.	3-Month BRL-Banco Central do Brazil	Pay	12.948	01/04/2010	R$	4,400	89
Morgan Stanley Capital Services, Inc.	3-Month BRL-Banco Central do Brazil	Receive	12.780	01/04/2010		10,400	185
Barclays Capital, plc	3-Month BRL-Banco Central do Brazil	Pay	11.360	01/04/2010		11,700	15
Merrill Lynch & Co., Inc.	3-Month BRL-Banco Central do Brazil	Pay	11.430	01/04/2010		10,700	24
UBS AG	Business Day - CDI	Pay	10.575	01/02/2012		17,500	111
UBS AG	Business Day - CDI	Pay	12.540	01/02/2012		15,400	304
UBS AG	Business Day - CDI	Pay	12.410	01/04/2010		7,800	124
Morgan Stanley Capital Services, Inc.	Business Day - CDI	Pay	12.670	01/04/2010		7,800	123
Merrill Lynch & Co., Inc.	Business Day - CDI	Buy	11.980	01/02/2012		13,000	151
HSBC Bank USA, N.A.	3-Month BRL-Banco Central do Brazil	Pay	14.765	01/02/2012		900	32 [z]
HSBC BANK USA, N.A.	Business Day - CDI	Receive	10.610	01/02/2012		3,200	(7)
Barclays Bank plc	Business Day - CDI	Receive	10.600	01/02/2012		3,400	(8)
UBS Warburg AG	5-Year French CPI Ex Tobacco	Pay	2.145	10/15/2010		€1,300	83
Barclays Capital, plc	5-Year French CPI Ex Tobacco	Pay	2.102	10/15/2010		1,000	60
BNP Paribas Bank	5-Year French CPI Ex Tobacco	Pay	2.090	10/15/2010		7,200	442
BNP Paribas Bank	6-Month EUR-LIBOR	Pay	4.500	03/18/2014		7,600	966
HSBC Bank USA, N.A.	6-Month BBA-LIBOR	Pay	5.000	09/17/2013		£6,400	705
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000	03/18/2014		11,200	1,157
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000	03/18/2014		31,800	3,273
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.250	03/18/2014		7,400	907
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	3.150	12/17/2010		$294,100	9,856

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.000%	06/17/2011	$6,700	$140
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	4.000	06/17/2011	30,300	902
Bank of America NA	3-Month USD-LIBOR	Pay	4.000	06/17/2011	6,700	110
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	4.000	06/17/2011	8,600	127
Morgan Stanley Capital Services Inc.	3 Month USD-LIBOR	Receive	4.000	12/16/2019	208,300	5,410
Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.600	07/01/2011	36,800	1,518
Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.000	12/16/2011	208,000	(367)
Royal Bank of Scotland	3 Month USD-LIBOR	Pay	3.000	02/04/2011	163,100	8,356
Barclays Capital, plc	3 Month USD-LIBOR	Pay	3.000	02/04/2011	168,500	6,372

Total Interest Rate Swaps						$40,545

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[e]	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Royal Bank of Scotland	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.100%	09/20/2009	2.213%	$1	$800	$1
Credit Suisse First Boston	Brazil government 12.250% due 03/06/2030	Sell	3.350	12/20/2009	0.418	15	1,000	15 [z]
Merrill Lynch International	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.080	12/20/2009	2.218	(18)	5,300	(18)
Citibank NA	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.150	03/20/2010	2.222	(1)	100	(1)
Citibank NA	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.100	03/20/2010	2.222	(1)	200	(1)
Barclays Bank plc	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770	06/20/2010	2.224	(25)	2,000	(25)
Citibank NA	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.120	12/20/2010	2.427	(10)	600	(10)
Barclays Bank plc	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.020	09/20/2010	2.311	(33)	2,400	(33)
Deutsche Bank AG	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.070	09/20/2010	2.311	(33)	2,500	(33)
Merrill Lynch International	International Lease Finance Corp. Senior Bond 5.000% due 12/20/2009	Sell	5.000	12/20/2013	13.24	— **	5,000	— **
Barclays Bank plc	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.935	12/20/2010	2.427	(8)	400	(8)
Deutsche Bank AG	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950	12/20/2010	2.427	(14)	700	(14)
BNP Paribas Bank	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.940	12/20/2010	2.427	(30)	1,500	(30)
Barclays Bank plc	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620	03/20/2011	2.510	(172)	5,700	(172)
Deutsche Bank AG	General Electric Capital Corp. Senior Bond 6.000% due 06/15/2012	Sell	1.500	09/20/2011	2.617	(24)	200	(24)
Morgan Stanley Capital Services, Inc.	Panama 8.875% due 09/30/2027	Sell	0.750	01/20/2012	1.164	(10)	1,000	(10)
JP Morgan Chase Bank, NA	Panama 8.875% due 09/30/2027	Sell	0.730	01/20/2012	1.164	(31)	3,000	(31)
Citibank NA	CDX HY-8 100 35-100%	Sell	0.355	06/20/2012	N/A	(273)	9,471	(273)
Citibank NA	CDX HY-8 100 35-100%	Sell	0.360	06/20/2012	N/A	(136)	4,870	(136)
Deutsche Bank AG	GMAC LLC 6.875% due 08/28/2012	Sell	4.000	09/20/2012	7.073	(125)	1,600	(125)
Barclays Bank plc	GMAC LLC 6.875% due 08/28/2012	Sell	3.650	09/20/2012	7.073	(219)	2,500	(219)
Citibank NA	GMAC LLC 6.875% due 08/28/2012	Sell	3.720	09/20/2012	7.073	(214)	2,500	(214)
Barclays Bank plc	Ford Motor Credit 7.000% due 10/01/2013	Sell	4.150	09/20/2012	6.763	(165)	2,500	(165)
Barclays Bank plc	GMAC LLC 6.875% due 08/28/2012	Sell	4.800	09/20/2012	7.073	(122)	2,200	(122)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[e]	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Ford Motor Credit 7.250% due 10/25/2011	Sell	6.150%	09/20/2012	6.763%	$(69)	$7,200	$(69)
Barclays Bank plc	Ford Motor Credit 7.000% due 10/01/2013	Sell	5.650	09/20/2012	6.763	(31)	1,300	(31)
Barclays Bank plc	Ford Motor Credit 7.000% due 10/01/2013	Sell	5.800	09/20/2012	6.768	(10)	500	(10)
Barclays Bank plc	General Electric Credit Corp. 6.000% due 06/15/2012	Sell	0.640	12/20/2012	2.662	(356)	5,600	(356)
Morgan Stanley Capital Services, Inc.	CDX IG9 5Y 15-30%	Sell	0.963	12/20/2012	N/A	49	6,500	49
Deutsche Bank AG	CDX IG9 5Y 30-100%	Sell	0.705	12/20/2012	N/A	219	16,918	219
Morgan Stanley Capital Services, Inc.	Gazprom SP 01/30/2008 8.625% due 04/28/2034	Sell	2.180	02/20/2013	4.050	(40)	800	(40)
UBS AG	Gazprom SP 01/31/2008 8.625% due 04/28/2034	Sell	2.180	02/20/2013	4.050	(68)	1,500	(68)
Deutsche Bank AG	General Electric Credit Corp. Senior Bond 5.625% due 09/15/2017	Sell	4.900	03/20/2013	2.617	175	1,900	175 [z]
Citibank NA	SLM Corp. 5.125% due 08/27/2012	Sell	4.850	03/20/2013	11.366	(623)	3,900	(623)
Bank of America NA	SLM Corp. 5.125% due 08/27/2012	Sell	4.800	03/20/2013	11.366	(580)	3,600	(580)
Deutsche Bank AG	BRK Senior Bond 4.625% due 10/15/2013	Sell	0.850	03/20/2013	1.694	(78)	2,800	(78)
BNP Paribas Bank	UBS AG Jersey Senior 5.130% due 04/18/2012	Sell	0.760	03/20/2013	0.992	(147)	20,470	(147)
Deutsche Bank AG	CDX IG10 5Y 30-100%	Sell	0.530	06/20/2013	N/A	35	3,889	35 [z]
Barclays Bank plc	International Lease Finance Corp. Senior Bond 4.150% due 01/20/2015	Sell	5.000	12/20/2013	13.243	(247)	6,800	(247)
Deutsche Bank AG	AIG Senior Bond 6.250% due 05/01/2036	Sell	5.000	12/20/2013	4.821	(644)	3,500	(644)[z]
Citibank NA	General Electric Credit Corp. Senior Bond 5.625% due 09/15/2017	Sell	3.850	03/20/2014	2.610	473	9,000	473 [z]
JP Morgan Chase Bank, NA	Mexico 7.500% due 04/08/2033	Sell	0.920	03/20/2016	1.719	(12)	300	(12)
JP Morgan Chase Bank, NA	Panama 8.875% due 09/30/2027	Sell	1.250	01/20/2017	1.775	(14)	1,000	(14)
Credit Suisse International	Panama 8.875% due 09/30/2027	Sell	1.200	02/20/2017	1.780	(28)	9,000	(28)
Citibank NA	General Electric Credit Corp. Senior Bond 5.625% due 09/15/2017	Sell	1.000	06/20/2011	7.21	293	2,000	293
Citibank NA	General Electric Credit Corp. Senior Bond 6.000% due 06/15/2012	Sell	5.000	06/20/2012	2.22	50	1,000	50
Citibank NA	General Electric Credit Corp. Senior Bond 5.125% due 08/27/2012	Sell	5.000	06/20/2011	2.58	190	2,000	190
Citibank NA	CDX HY8 5Y 35-100%	Sell	0.401	06/20/2012	N/A	(70)	2,407	(70)
Deutsche Bank AG	General Electric Credit Corp. Senior Bond 5.625% due 09/15/2017	Sell	5.000	12/01/2009	2.22	10	3,052	10

Total Credit Default Swaps								$(3,171)

Total Swaps								$37,374

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected gain or loss for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

WRITTEN OPTIONS OPEN AT JULY 31, 2009

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Swap Option (Put)	(26,500,000)	$4.40	Aug-2009	$— **
Swap Option (Put)	(19,000,000)	4.40	Aug-2009	— **
Swap Option (Put)	(38,500,000)	4.55	Aug-2009	— **
Swap Option (Put)	(19,000,000)	3.75	Nov-2009	(151)
Swap Option (Put)	(55,000,000)	3.75	Nov-2009	(435)
Swap Option (Put)	(91,000,000)	5.00	Jun-2010	(831)
Swap Option (Put)	(31,000,000)	5.00	Jun-2010	(284)

Written options outstanding, at value (premiums received of $2,096)				$(1,701)

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2009

Par Value (000s)	Security	Value (000s)
$(271,000)	Federal National Mortgage Association TBA	$(280,747)

	Fixed Income Investments Sold Short, at value (proceeds $279,653)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2009

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	$5,539	$5,370	Aug-2009	$169
Australian Dollar (Buy)	374	368	Aug-2009	6
Brazilian Real (Buy)	30,700	27,084	Aug-2009	3,616
Brazilian Real (Buy)	30,358	28,435	Oct-2009	1,923
Brazilian Real (Sell)	30,700	28,779	Aug-2009	(1,921)
British Pound Sterling (Sell)	27,572	27,285	Aug-2009	(287)
Canadian Dollar (Buy)	7,647	7,522	Aug-2009	125
Canadian Dollar (Buy)	7,648	7,637	Sep-2009	11
Chinese Yuan (Buy)	8,958	8,833	Sep-2009	125
Chinese Yuan (Buy)	8,042	8,087	Mar-2010	(45)
Chinese Yuan (Sell)	8,958	8,741	Sep-2009	(217)
Euro Currency (Buy)	712	711	Sep-2009	1
Euro Currency (Sell)	26,693	26,630	Sep-2009	(63)
Japanese Yen (Buy)	4,306	4,332	Sep-2009	(26)

				$3,417

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2009

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate (Buy)	124	€31,000	Dec-2009	$231
Euribor Interest Rate (Buy)	208	52,000	Mar-2010	471
90 Days FIN Future United Kingdom (Buy)	60	£7,500	Dec-2009	477
United Kingdom Sterling Interest Rate (Buy)	58	7,250	Mar-2010	77
United Kingdom Sterling Interest Rate (Buy)	120	15,000	Jun-2010	55
United Kingdom Sterling Interest Rate (Buy)	120	15,000	Sep-2010	(6)
United Kingdom Sterling Interest Rate (Buy)	120	15,000	Dec-2010	(59)
United Kingdom Sterling Interest Rate (Buy)	62	7,750	Mar-2011	(67)
90 Day Eurodollar Futures CME (Buy)	652	$163,000	Jun-2010	318
90 Day Eurodollar Futures CME (Buy)	635	158,750	Sep-2010	1
90 Day Eurodollar Futures CME (Buy)	305	305,500	Dec-2010	(543)
90 Day Eurodollar Futures CME (Buy)	567	141,750	Mar-2011	(545)
Eurodollar Futures CME (Buy)	3,556	889,000	Dec-2009	7,927
Eurodollar Futures CME (Buy)	757	189,250	Mar-2010	5,166
Eurodollar Futures CME (Buy)	496	124,000	Jun-2010	587
Eurodollar Futures CME (Buy)	40	10,000	Sep-2010	244
FIN Futures Euro CME (Buy)	1,447	361,750	Sep-2009	9,153
U.S. Treasury Note Future—5 Yrs (Buy)	109	10,900	Sep-2009	(98)

				$23,389

TBA COMMITMENTS OPEN AT JULY 31, 2009

Description	Principal Amount (000s)	Coupon Rate	Delivery Date	Value (000s)
Federal National Mortgage Association (proceeds receivable $274,687)	$291,000	6.000%	Aug-2039	$305,055
Federal National Mortgage Association (proceeds receivable $12,922)	12,500	5.500	Jul-2039	12,951

				$318,006

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2009 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$80,953	$—	$80,953
Bank Loan Obligations	—	12,089	—	12,089
Collateralized Mortgage Obligations	—	149,540	—	149,540
Common Stocks	2,906	—	—	2,906
Convertible Bonds	118	—	—	118
Corporate Bonds & Notes	—	1,381,684	17,397	1,399,081
Foreign Government Obligations	—	133,122	—	133,122
Mortgage Pass-Through	—	3,782,059	2,619	3,784,678
Municipal Bonds	—	68,620	—	68,620
Purchased Options	—	10,870	—	10,870
U.S. Government Agencies	—	20,736	—	20,736
U.S. Government Obligations	—	438,994	—	438,994
Short-Term Investments
Commercial Paper	—	1,099	—	1,099
Repurchase Agreements	—	22,451	—	22,451
U.S. Government Obligations	—	2,930	—	2,930

Total Investments in Securities	3,024	6,105,147	20,016	6,128,187

Investments In Other Financial Instruments
Forward Currency Contracts	—	3,417	—	3,417
Futures Contracts	23,389	—	—	23,389
Options-Written	—	(1,701)	—	(1,701)
Securities Sold Short	—	(280,747)	—	(280,747)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Swap Agreements	$—	$37,288	$86	$37,374
TBA Commitments	—	318,006	—	318,006

Total Investments in Other Financial Instruments	23,389	76,263	86	99,738

Total Investments	$26,413	$6,181,410	$20,102	$6,227,925

The following is a reconciliation of the Fund’s Level 3 investment during the period ended July 31,2009.

Valuation Description	Beginning Balance at 10/31/2008	Net Purchases/ (Sales)	Accrued Discount/ (Premium)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out)	Ending Balance as of 07/31/2009
Corporate Bonds & Notes	$21,197	$15,429	$1,380	$8	$2,036	$(22,653)	$17,397
Mortgage Pass-Through	2,739	(106)	(2)	(1)	(11)	—	2,619
Swap Agreements	(46)	(49)	—	49	132	—	86

Total	$23,890	$15,274	$1,378	$56	$2,157	$(22,653)	$20,102

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 1 of the accompanying Notes to Portfolio of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$—	$(3,171)
Foreign Exchange Contracts	3,417	—
Interest Rate Contracts	74,804	(1,701)

Total	$78,221	$(4,872)

*	Security in default.

**	Rounds to less than a $1,000.

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2009.

2	At July 31, 2009, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 1 to the Portfolio of Investments.) The securities pledged had an aggregate market value of $4,259,512 or 83% of net assets.

3	MTN after the name of a security stands for Medium Term Note.

4	Variable rate security. The stated rate represents the rate in effect at July 31, 2009.

5	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2009, these securities were valued at $405,307 or 8% of net assets.

6	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

7	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2009. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 1 to the Portfolio of Investments).

8	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

z	Fair Valued by Harbor Funds’ Valuation Committee.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of –34.5%)

ASSET-BACKED SECURITIES—0.6%
(Cost $792)
Principal Amount (000s)		Value (000s)

	Chase Issuance Trust
$800	0.308%—03/15/2013[1,2]	$790

COLLATERALIZED MORTGAGE OBLIGATIONS—0.4%
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-2 Cl. A1
26	2.960%—03/25/2035[1,2]	23
	Series 2005-2 Cl. A2
9	3.954%—03/25/2035[1,2]	8
	Pass Through Certificates
	Series 2005-5 Cl. A1
15	2.500%—08/25/2035[1,2]	13
	Pass Through Certificates
	Series 2005-5 Cl. A2
26	4.550%—08/25/2035[1,2]	23

		67

	Federal Home Loan Banks REMIC[3]
160	5.500%—05/15/2016[2]	162
	Federal Home Loan Mortgage Corp. REMIC[3]
326	0.518%—02/15/2019[1,2]	319

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $560)		548

CORPORATE BONDS & NOTES—14.7%
	Allstate Life Global Funding Trust MTN[4]
300	5.375%—04/30/2013[2]	314
	American Express Global
140	7.000%—03/19/2018[2]	144
	American Honda Finance MTN[4]
900	1.359%—06/20/2011[1,2,5]	870
	BCAP LLC Trust
140	0.455%—01/25/2037[1,2]	66
	Caterpillar Financial Services Corp MTN[4]
900	1.354%—06/24/2011[1,2]	902
	Citigroup Funding Inc.
700	6.125%—05/15/2018[2]	642
	Citigroup Funding Inc. MTN[4]
500	2.036%—05/07/2010[1,2]	494
	Credit Suisse USA Inc. MTN[4]
600	5.000%—05/15/2013[2]	629
	Ford Motor Auto Owner Trust
	Series 2008-C Cl. A2B
416	1.188%—01/15/2011[1,2]	416
100	7.800%—06/01/2012[2]	94

		510

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	GATX Financial Corp.
$1,000	5.800%—03/01/2016[2]	$848
	General Electric Capital Corp.
100	5.500%—09/15/2067	89
	Goldman Sachs Group Inc.
100	6.150%—04/01/2018[2]	107
	HBOS plc.
300	6.750%—05/21/2018[2,5]	231
	Hewlett-Packard Co.
700	0.778%—03/01/2012[1,2]	697
	John Deere Capital Corp. MTN[4]
900	1.400%—06/10/2011[1,2]	900
	Lease Plan Corp NV
200	3.000%—05/07/2012[2,5]	203
	Lehman Brothers Holdings Inc. MTN[4]*
100	6.875%—05/02/2018	18
	Macquaire Bank Ltd.
5,500	3.300%—07/17/2014[2,5]	5,372
	Merrill Lynch & Co. Inc. MTN[4]
1,300	0.893%—09/09/2009[1,2]	1,300
	Met Life Global Funding
300	2.550%—06/10/2011[2,5]	300
	Metropolitan Life Global Funding
700	1.358%—06/25/2010[1,2,5]	696
100	5.125%—04/10/2013[2,5]	102

		798

	Morgan Stanley MTN[4]
1,000	3.006%—05/14/2010[1,2]	1,008
	National Rural Utility Corp.
1,000	1.372%—07/01/2010[1,2]	1,001
	New York Life Global Funding
200	4.650%—05/09/2013[2,5]	205
	Pricoa Global Funding
600	1.446%—06/04/2010[1,2,5]	596
500	1.139%—01/30/2012[1,2,5]	470

		1,066

	SLM Corp.
740	1.513%—05/03/2019[2]	277

TOTAL CORPORATE BONDS & NOTES (Cost $19,605)		18,991

FOREIGN GOVERNMENT OBLIGATIONS—1.7%
(Cost $2,121)
	Japanese Government CPI Linked Bond
229,540	1.400%—06/10/2018	2,227

MORTGAGE PASS-THROUGH—25.5%
	Citigroup Mortgage Loan Trust Inc.
637	1.085%—08/25/2035[1,2,5]	410
	Federal National Mortgage Association
9,219	6.000%—04/01/2036-12/01/2038[2]	9,678
61	5.000%—02/01/2038[2]	63
121	5.500%—11/01/2038[2]	125

		9,866

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—Continued
Principal Amount (000s)			Value (000s)

		Federal National Mortgage Association TBA[7]
$15,000		5.500%—05/12/2039	$15,541
5,200		6.000%—08/13/2039	5,434

			20,975

		Government National Mortgage Association
756		6.000%—02/15/2036-03/15/2038[2]	795
		Residential Accredit Loans Inc.
207		0.465%—06/25/2046[1,2]	93
		Residential Asset Securitization Trust
136		0.685%—01/25/2046[1,2]	54
		Structured Asset Mortgage Investments
118		0.495%—05/25/2046[1,2]	57
		WAMU Mortgage Pass Through Certificate
687		5.602%—11/25/2036[2]	450
		WAMU Mortgage Pass Through Certificate
97		4.478%—09/25/2033[1,2]	91

TOTAL MORTGAGE PASS-THROUGH (Cost $32,861)			32,791

U.S. GOVERNMENT OBLIGATIONS—91.6%
		U.S. Treasury Bonds
5,108		1.875%—07/15/2019[2,6]	5,205
3,080		2.000%—07/15/2014-01/15/2026[2,6]	3,055
15,204		2.375%—01/15/2025-01/15/2027[2,6]	15,551
2,390		2.500%—01/15/2029[2,6]	2,503
3,305		3.625%—04/15/2028[2,6]	3,983
12,821		3.875%—04/15/2029[2,6]	16,074

			46,371

		U.S. Treasury Notes
4,451		0.625%—04/15/2013[1,2]	4,399
—	**	0.875%—04/15/2010	—	**
360		0.875%—04/30/2011[2,6]	359
3,031		1.250%—04/15/2014[2,6]	3,044

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	U.S. Treasury Notes—Continued
$1,289	1.375%—07/15/2018[2,6]	$1,257
672	1.625%—01/15/2015[2,6]	670
19,558	1.875%—07/15/2013-07/15/2015[2,6]	19,840
9,952	2.000%—04/15/2012-01/15/2016[2,6]	10,143
4,482	2.125%—01/15/2019[2,6]	4,657
4,202	2.375%—04/15/2011[2,6]	4,328
1,591	2.375%—01/15/2017[1,2,6]	1,663
741	2.500%—07/15/2016[2,6]	779
7,222	2.625%—07/15/2017[2,6]	7,719
10,124	3.000%—07/15/2012[6]	10,703
2,089	3.500%—01/15/2011[2,6]	2,179

		71,740

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $115,536)		118,111

SHORT-TERM INVESTMENTS—2.7%
BANK OBLIGATIONS—1.9%
900	Istituto Bancario SA2	900
1,500	UBS AG2	1,500

		2,400

REPURCHASE AGREEMENTS—0.8%
1,031	Repurchase Agreement with State Street Corp. dated July 31, 2009 due August 03, 2009 at 0.010% collateralized by Federal National Mortgage Association (market value $1,031)	1,031

TOTAL SHORT-TERM INVESTMENTS (Cost $3,431)		3,431

TOTAL INVESTMENTS—137.2% (Cost $174,906)		176,889

CASH AND OTHER ASSETS, LESS LIABILITIES—(37.2)%		(47,989)

TOTAL NET ASSETS—100.0%		$128,900

SWAP AGREEMENTS OPEN AT JULY 31, 2009

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services, Inc.	3-Month BRL-Banco Central do Brazil	Pay	10.115%	01/02/2012	R$	100	$(1)
Barclays Capital, plc	Business Day - CDI	Pay	10.680	01/02/2012		1,000	(1)
Morgan Stanley Capital Services, Inc.	3-Month BRL-Banco Central do Brazil	Pay	12.540	01/02/2012		400	8
HSBC Bank USA, NA	3-Month BRL-Banco Central do Brazil	Pay	14.765	01/02/2012		500	18 [z]
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000	03/20/2010		£300	16
Barclays Bank plc	6-Month GBP-LIBOR	Pay	5.000	03/18/2014		700	102
JP Morgan Chase	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261	07/14/2011		€400	29
BNP Paribas	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.987	12/15/2011		100	4

Total Interest Rate Swaps							$175

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[e]	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	GMAC LLC SP 6.875% due 09/20/2012	Sell	5.400%	09/20/2012	7.073%	$(4)	$100	$(4)
Citibank NA	Wells Fargo 2.845% due 03/20/2013	Sell	1.000	03/20/2013	0.904	3	100	3
Citibank NA	GATX FIN BP CBK 5.800% due 03/20/2016	Buy	1.070	03/20/2016	1.594	32	1,000	32

Total Credit Default Swaps								$31

Total Swaps								$206

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected gain or loss for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

WRITTEN OPTIONS OPEN AT JULY 31, 2009

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Eurodollar Futures (Put)	(4)	$98.50	Sep-2009	$— **
Eurodollar Futures (Put)	(7)	98.63	Sep-2009	— **
Swap Option (Call)	(1,000,000)	2.95	Aug-2009	(2)
Swap Option (Call)	(400,000)	2.95	Aug-2009	(1)
Swap Option (Call)	(100,000)	2.95	Aug-2009	— **
Swap Option (Put)	(400,000)	1.75	Aug-2009	— **
Swap Option (Put)	(6,200,000)	4.25	Aug-2009	(3)
Swap Option (Put)	(1,000,000)	4.25	Aug-2009	— **
Swap Option (Put)	(2,000,000)	3.75	Nov-2009	(16)
Swap Option (Put)	(4,000,000)	3.75	Nov-2009	(32)
Swap Option (Put)	(300,000)	3.42	Nov-2009	(4)
Swap Option (Put)	(200,000)	3.42	Nov-2009	(2)
Swap Option (Put)	(2,500,000)	2.95	Dec-2009	(5)
Swap Option (Put)	(2,000,000)	5.00	Jun-2010	(18)
Swap Option (Put)	(1,000,000)	5.00	Jun-2010	(9)
U. S. Treasury Notes 10 Yr. Futures (Call)	(8)	120.00	Aug-2009	(2)
U. S. Treasury Notes 10 Yr. Futures (Put)	(8)	110.00	Aug-2009	— **

Written options outstanding, at value (premiums received of $175)				$(94)

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2009

Par Value (000s)	Security	Value (000s)
$(3,100)	Federal National Mortgage Association TBA	$(3,251)

	Fixed Income Investments Sold Short, at value (proceeds $3,234)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2009

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	$46	$45	Aug-2009	$1
Australian Dollar (Sell)	47	48	Aug-2009	(1)
Brazilian Real (Buy)	10	9	Aug-2009	1
Brazilian Real (Buy)	10	10	Oct-2009	—
Brazilian Real (Sell)	10	9	Aug-2009	(1)
Brazilian Real (Sell)	10	9	Oct-2009	(1)
British Pound Sterling (Sell)	157	155	Aug-2009	(2)
Chinese Yuan Renminbi (Buy)	366	368	Mar-2010	(2)
Chinese Yuan Renminbi (Buy)	396	400	Sep-2009	(4)
Chinese Yuan Renminbi (Sell)	76	74	Sep-2009	(2)
Euro Currency (Sell)	222	221	Sep-2009	(1)
Japanese Yen (Buy)	111	109	Aug-2009	2
Japanese Yen (Sell)	111	113	Aug-2009	2
Japanese Yen (Sell)	2,175	2,188	Sep-2009	13
Japanese Yen (Sell)	111	110	Sep-2009	(1)
Malaysian Ringgit (Buy)	4	3	Aug-2009	1
Malaysian Ringgit (Buy)	3	3	Nov-2009	—
Malaysian Ringgit (Buy)	1	1	Feb-2010	—
Malaysian Ringgit (Sell)	4	3	Aug-2009	(1)
Philippine Peso (Buy)	2	2	Aug-2009	—
Philippine Peso (Sell)	2	2	Aug-2009	—
Philippine Peso (Sell)	2	2	Nov-2009	—

				$4

FUTURES CONTRACTS OPEN AT JULY 31, 2009

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate (Buy)	28	€7,000	Sep-2010	$17
Euribor Interest Rate (Buy)	15	3,750	Dec-2010	—	**
United Kingdom Sterling Interest Rate (Buy)	8	£1,000	Jun-2010	—	**
Eurodollar Futures CME (Buy)	110	$27,500	Mar-2010	6
Eurodollar Futures CME (Buy)	56	14,000	Jun-2010	(3)

				$20

TBA COMMITMENTS OPEN AT JULY 31, 2009

Description	Principal Amount (000s)	Coupon Rate	Delivery Date	Value (000s)
Federal National Mortgage Association (proceeds receivable $14,424)	$14,000	5.500%	Aug-2039	$14,505
Federal National Mortgage Association (proceeds receivable $4,600)	4,400	6.000	Aug-2039	4,595

				$19,100

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2009 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$790	$—	$790
Collateralized Mortgage Obligations	—	548	—	548
Corporate Bonds and Notes	—	18,991	—	18,991
Foreign Government Obligations	—	2,227	—	2,227
Mortgage Pass-Through	—	32,791	—	32,791
U.S. Government Obligations	—	118,111	—	118,111

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Short-Term Investments
Bank Obligations	$—	$2,400	$—	$2,400
Repurchase Agreements	—	1,031	—	1,031

Total Investments in Securities	—	176,889	—	176,889

Investments in Other Financial Instruments
Forward Currency Contracts	—	4	—	4
Futures Contracts	20	—	—	20
Options-Written	(2)	(92)	—	(94)
Securities Sold Short	—	(3,251)	—	(3,251)
Swap Agreements	—	188	18	206
TBA Commitments	—	19,100	—	19,100

Total Investments in Other Financial Instruments	18	15,949	18	15,985

Total Investments	$18	$192,838	$18	$192,874

The following is a reconciliation of the Fund’s Level 3 investment during the period ended July 31,2009.

Valuation Description	Beginning Balance at 10/31/2008	Change in Unrealized Appreciation/ (Depreciation)	Ending Balance as of 07/31/2009
Swap Agreements	$(11)	$29	$18

Total	$(11)	$29	$18

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 1 of the accompanying Notes to Portfolio of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$31	$—
Foreign Exchange Contracts	4	—
Interest Rate Contracts	195	(94)

Total	$230	$(94)

*	Security in default.

**	Rounds to less than a 1,000.

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2009.

2	At July 31, 2009, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 1 to the Portfolio of Investments.) The securities pledged had an aggregate market value of $141,846 or 110% of net assets.

3	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

4	MTN after the name of a security stands for Medium Term Note.

5	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2009, these securities were valued at $9,455 or 7% of net assets.

6	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

7	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2009. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 1 to the Portfolio of Investments).

z	Fair Valued by Harbor Funds’ Valuation Committee.

R$	Brazilian Real.

£	British Pound.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of 6.4%)

ASSET-BACKED SECURITIES—18.1%
Principal Amount (000s)		Value (000s)

	Ameriquest Mortgage Securities Inc.
	Series 2006-R1 Cl. M1
$1,000	0.675%—03/25/2036[1,2]	$188
	Series 2005-R1 Cl. M1
1,000	0.735%—03/25/2035[1,2]	612

		800

	Contimortgage Home Equity Trust Series 1996-4 Cl. A10
947	0.768%—01/15/2028[1,2]	369
	Countrywide Asset-Backed Certificates Series 2005-4 Cl. MV1
1,000	0.745%—10/25/2035[1,2]	886
	HSI Asset Securitization Corp Trust Series 2006-OPT2 Cl. M1
1,000	0.655%—01/25/2036[1,2]	269
	Long Beach Mortgage Loan Trust Series 2006-WL1 Cl. 2A2
11	0.465%—01/25/2036[1,2]	11
	Residential Asset Mortgage Products Inc. Series 2003-RS4 Cl. AIIB
473	0.945%—05/25/2033[1,2]	245
	Residential Asset Securities Corp.
	Series 2005-KS2 Cl. M1
1,000	0.715%—03/25/2035[1,2]	595
	Series 2005-KS10 Cl. M2
1,000	0.725%—11/25/2035[1,2]	98
	Series 2005-KS1 Cl. M1
1,000	0.735%—02/25/2035[1,2]	584
	Series 2001-KS2 Cl. AII
547	0.745%—06/25/2031[2]	373
	Series 2004-KS4 Cl. A2B3
1,008	1.045%—05/25/2034[1,2]	511

		2,161

	Residential Funding Mortgage Securities II Inc. Series 2003-HS2 Cl. AIIB
166	0.535%—06/25/2028[1,2]	67
	SLM Student Loan Trust
494	0.669%—06/15/2018[1,2]	492
	Specialty Underwriting & Residential Finance Series 2004-BC4 Cl. M1
648	1.085%—10/25/2035[1,2]	377
	USAA Auto Owner Trust
311	3.580%—03/15/2011	313
	Wells Fargo Home Equity Trust Series 2005-4 Cl. AI3
1,000	0.665%—12/25/2035[1,2,3]	621

TOTAL ASSET-BACKED SECURITIES (Cost $12,602)		6,611

COLLATERALIZED MORTGAGE OBLIGATIONS—37.0%
Principal Amount (000s)			Value (000s)

		Federal Home Loan Bank
$1,138		4.750%—10/25/2010	$1,170
		Federal Home Loan Mortgage Corp.
6,000		4.750%—01/18/2011[1]	6,338
		Federal Home Loan Mortgage Corp. REMIC[4]
—	**	0.719%—07/15/2023[2]	—	**
1,049		0.838%—02/15/2025[1,2]	1,046
1,072		4.375%—04/15/2015[1]	1,099

			2,145

		Federal National Mortgage Association REMIC[4]
		Series 1997-68 Cl. FC
679		0.813%—05/18/2027[2]	672
648		1.713%—01/25/2023[1,2]	649

			1,321

		First Horizon Alternative Mortgage Securities Series 2006-FA6 Cl. IIA1
740		6.250%—11/25/2036	628
		Government National Mortgage Association REMIC[4]
745		0.838%—10/16/2029[2]	742
		Structured Adjustable Rate Mortgage Loan Trust Series 2004-20 Cl. 1A1
782		3.948%—01/25/2035[1,5]	522
		Structured Asset Securities Corp. Series 2002-1A Cl. 2A1
427		4.028%—02/25/2032[1,2]	363
		Washington Mutual Mortgage Pass Through Certificates Series 2006-AR13 Cl. 1A
668		2.220%—10/25/2046[1,2]	265

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,105)			13,494

U.S. GOVERNMENT OBLIGATIONS—38.5%
		U.S. Treasury Notes
11,000		1.125%—01/15/2012[1]	10,941
3,000		3.125%—08/31/2013	3,116

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $14,117)			14,057

SHORT-TERM INVESTMENTS—5.0%
REPURCHASE AGREEMENTS--0.5%
187		Repurchase Agreement with State Street Corp. dated July 31, 2009 due August 03, 2008 at 0.010% collateralized by U.S. Treasury Bills (market value $187)	187

U.S. GOVERNMENT AGENCIES—4.5%
		Federal Home Loan Bank
500		0.010%—08/11/2009-09/14/2009	500
		Federal Home Loan Mortgage Discount Notes
1,150		0.010%—08/11/2009-09/14/2009	1,150

			1,650

TOTAL SHORT-TERM INVESTMENTS (Cost $1,837)			1,837

TOTAL INVESTMENTS—98.6% (Cost $42,661)			35,999

CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%			504

TOTAL NET ASSETS—100.0%			$36,503

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2009

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Future—2 Year Futures (Buy)	35	$7,000	Sep-2009	$9

FAIR VALUE MEASUREMENTS

Holdings in the Futures Contracts category valued at $9 are classified as Level 1. All other holdings at July 31, 2009 are classified as Level 2. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009.

	Asset Derivatives	Liability Derivatives
Risk Exposure Category	Fair Value (000s)	Fair Value (000s)
Interest Rate Contracts	$9	$—

**	Rounds to less than a 1,000.

1	At July 31, 2009, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 1 to the Portfolio of Investments.) The securities pledged had an aggregate market value of $27,148 or 74% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at July 31, 2009.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2009, these securities were valued at $621 or 2% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	Variable rate security. The stated rate represents the rate in effect at July 31, 2009.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of 0.0%)

REPURCHASE AGREEMENTS—0.3%
(Cost $531)
Principal Amount (000s)		Value (000s)

$531	Repurchase Agreement with State Street Corp. dated July 31, 2009 due August 03, 2009 at 0.010% collateralized by Federal National Mortgage Association (market value $531)	$531

U.S. GOVERNMENT AGENCIES—84.9%
	Federal Farm Credit Bank
5,000	0.285%—12/27/2010	4,999
	Federal Home Loan Bank
75,203	0.093%—08/03/2009-11/12/2009	75,183

U.S. GOVERNMENT AGENCIES—Continued
Principal Amount (000s)		Value (000s)

	Federal Home Loan Mortgage Corp.
$44,555	0.108%—09/09/2009-12/21/2009	$44,536
5,000	0.671%—10/30/2009	5,008

		49,544

	Federal National Mortgage Association
34,400	0.010%—08/03/2009-10/14/2009	34,394
3,100	0.010%—10/26/2009	3,099
7,000	1.000%—10/21/2009	6,997

		44,490

TOTAL U.S. GOVERNMENT AGENCIES (Cost $174,216)		174,216

U.S. GOVERNMENT OBLIGATIONS—14.8%
(Cost $30,377)
	U.S. Treasury Bill
30,400	0.010%—09/10/2009-11/19/2009	30,377

TOTAL INVESTMENTS—100.0% (Cost $205,124)[a]		205,124

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(23)

TOTAL NET ASSETS—100.0%		$205,101

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 2. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

a	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2009 (Unaudited)

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Except in the case of Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to: (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities, are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities. This means a Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

Securities of Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act and the Fund’s Rule 2a-7 procedures.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Funds’ current fiscal year.

The various inputs that may be used to determine the value of each Fund’s investments are summarized into three broad categories referred to as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

Effective with this filing, the Funds have adopted FASB Staff Position No. FAS 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. FAS 157-4 amends FAS 157, and provides guidance on determining when there has been a significant decrease in the trading volume and level of activity for a holding, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the trading volume and level of activity for a holding and regardless of the valuation techniques used, the objective of a fair value measurement remains the same. The adoption of FAS 157-4 had no impact on the Funds’ net assets or results of operations.

The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

The Funds used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor High-Yield Bond Fund is not authorized to enter into currency futures contracts and options on such contracts. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by a Fund as unrealized gains or losses. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If such Fund has insufficient cash on hand, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

See the Portfolio of Investments for each Fund for open futures contracts held as of July 31, 2009.

Options

Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor High-Yield Bond Fund is not authorized to engage in options transactions on currencies. Harbor Bond Fund, Harbor Real Return Fund, and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

When a Fund purchases an option, the premium paid by such Fund is recorded in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid.

When a Fund writes an option, the premium received by such Fund is recorded in the Fund’s Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, such Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

Swap Agreements

To the extent permitted under their respective investment policies, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in swap agreements to help manage interest rate risk or credit risk these Fund are subject to in the normal course of pursuing its investment objectives. These Funds may use swaps to manage exposure to changes in interest rates or credit quality, to create or adjust exposure to certain markets, to enhance total return or hedge the value of portfolio securities, or to adjust overall portfolio duration and credit exposure. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Each Fund, except the Harbor Money Market Fund, may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) is entitled to receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. The maximum exposure to loss of the notional value of credit default swaps outstanding at July 31, 2009 for the Harbor Bond Fund and Harbor Real Return Fund is $174,977 and $200, respectively. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly. Credit default contracts outstanding at the period end, if any, are listed after the Fund’s portfolio.

A Fund will only enter into currency swap, interest rate swap, mortgage swap, cap or floor transactions with counterparties to such transactions that meet the minimum credit quality requirements applicable to the Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated).

Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life or the fair value of the contract. This risk is mitigated by entering into swap agreements with only highly-rated counterparties, the existence of a master netting arrangement with the fund and the counterparty, and the posting of collateral by the counterparty.

Loan Participations and Assignments

Each Fund, except the Harbor Money Market Fund, may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

There were no unfunded loan commitments as of July 31, 2009.

Inflation-Indexed Bonds

Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Bond Fund and Harbor Short Duration Fund also may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Each Fund, except Harbor Money Market Fund, may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship and the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity).

Forward Commitments and When-Issued Securities

Each Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. Each Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, the Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. The Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian or set aside in the Fund’s records, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian or set aside on the Fund’s records while the commitment is outstanding.

See the Portfolio of Investments for each Fund for outstanding forward commitments or when-issued securities as of July 31, 2009.

Short Sales

Each Fund, except Harbor Money Market Fund, may engage in short-selling which obligates a Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until such Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

Foreign Forward Currency Contracts

Each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against foreign exchange risk related to specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Adviser”). The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote. There is minimal counterparty risk with foreign forward currency contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign forward currency contracts, guarantees the contracts against default.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to a Fund generally and meet any other appropriate counterparty criteria as determined by such Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to such Fund to close out the repurchase agreement. The securities are monitored regularly to ensure that the value of the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest and/or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Reverse Repurchase Agreements

Harbor Short Duration Fund may enter into reverse repurchase agreements with third party broker-dealers. The Fund may use reverse repurchase agreements to borrow short term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high-grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of securities bought may decline below the repurchase price of securities sold.

Activity in reverse repurchase agreements by the Harbor Short Duration Fund for the nine-month period ended July 31, 2009 is as follows:

Category of Aggregate Short-Term Borrowings	Balance at End of Period	Average Interest Rate	Maximum Amount Outstanding During the Period	Average Daily Amount Outstanding During the Period	Average Interest Rate During the Period
Reverse repurchase agreements	$—	N/A	$573	$46	0.002%

Average debt outstanding and average interest rate during the period is calculated based on calendar days.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2009 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
HARBOR FIXED INCOME FUND
Harbor High-Yield Bond Fund	$467,312	$33,900	$(777)	$33,123
Harbor Bond Fund*	6,068,415	204,503	(144,731)	59,772
Harbor Real Return Fund	174,906	3,013	(1,030)	1,983
Harbor Short Duration Fund*	42,661	297	(6,959)	(6,662)

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

NOTE 3—NEW ACCOUNTING PRONOUNCEMENTS

FAS 133-1 and FIN 45-4

Effective for the current fiscal year, the Funds have adopted FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB interpretation No. 45 (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (1) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (2) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (3) the fair value of the credit derivative, and (4) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the credit default swap agreements disclosure following the applicable Portfolios of Investments.

FAS 161

Effective with this filing, the Funds have adopted FASB Statement No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. The Funds’ derivative holdings do not qualify for hedge accounting treatment and as such are recorded at fair value. The adoption of FAS 161 had no impact on the Funds’ net assets or results of operations.

A summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009, can be found at the end of each Fund’s Portfolio of Investments schedule.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

09/2009	FD.NQ.FIF.0709

Quarterly Schedule of Portfolio Holdings

July 31, 2009

Target Retirement Funds

Harbor Target Retirement Income Fund

Harbor Target Retirement 2010 Fund

Harbor Target Retirement 2015 Fund

Harbor Target Retirement 2020 Fund

Harbor Target Retirement 2025 Fund

Harbor Target Retirement 2030 Fund

Harbor Target Retirement 2035 Fund

Harbor Target Retirement 2040 Fund

Harbor Target Retirement 2045 Fund

Harbor Target Retirement 2050 Fund

Harbor Target Retirement Income Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS—20.2%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—13.1%
15,386	Harbor Capital Appreciation Fund	$442
33,672	Harbor Mid Cap Growth Fund	204
18,866	Harbor Small Cap Growth Fund	162
104,905	Harbor Large Cap Value Fund	667
36,629	Harbor Mid Cap Value Fund	308
16,889	Harbor Small Cap Value Fund	242

		2,025

HARBOR INTERNATIONAL EQUITY FUNDS—7.1%
16,150	Harbor International Fund	778
32,433	Harbor International Growth Fund	328

		1,106

TOTAL HARBOR EQUITY FUNDS (Cost $2,228)		3,131

HARBOR FIXED INCOME FUNDS—47.1%

Shares		Value (000s)

36,955	Harbor High-Yield Bond Fund	$369
393,502	Harbor Bond Fund	4,758
221,972	Harbor Real Return Fund	2,189

TOTAL HARBOR FIXED INCOME FUNDS (Cost $6,760)		7,316

SHORT-TERM INVESTMENTS—32.7%
(Cost $5,076)
5,076	Harbor Money Market Fund	5,076

TOTAL INVESTMENTS—100.0% (Cost $14,064)		15,523

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$15,523

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

1

Harbor Target Retirement 2010 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS—30.8%

Shares		Values (000s)

HARBOR DOMESTIC EQUITY FUNDS—19.9%
1,933	Harbor Capital Appreciation Fund	$56
4,251	Harbor Mid Cap Growth Fund	26
2,399	Harbor Small Cap Growth Fund	21
13,101	Harbor Large Cap Value Fund	83
4,617	Harbor Mid Cap Value Fund	39
2,117	Harbor Small Cap Value Fund	30

		255

HARBOR INTERNATIONAL EQUITY FUNDS—10.9%
2,037	Harbor International Fund	98
4,043	Harbor International Growth Fund	41

		139

TOTAL HARBOR EQUITY FUNDS (Cost $329)		394

HARBOR STRATEGIC MARKETS FUNDS—2.0%
(Cost $23)
3,873	Harbor Commodity Real Return Strategy Fund	26

HARBOR FIXED INCOME FUNDS—46.6%

Shares		Values (000s)

7,315	Harbor High-Yield Bond Fund	$73
31,556	Harbor Bond Fund	381
14,388	Harbor Real Return Fund	142

TOTAL HARBOR FIXED INCOME FUNDS (Cost $567)		596

SHORT-TERM INVESTMENTS—20.6%
(Cost $264)
263,524	Harbor Money Market Fund	263

TOTAL INVESTMENTS—100.0% (Cost $1,183)		1,279

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$1,279

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

†	The Harbor Target Retirement 2010 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2015 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS—36.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—23.2%
7,089	Harbor Capital Appreciation Fund	$204
15,724	Harbor Mid Cap Growth Fund	95
8,826	Harbor Small Cap Growth Fund	76
48,034	Harbor Large Cap Value Fund	306
17,060	Harbor Mid Cap Value Fund	143
7,798	Harbor Small Cap Value Fund	112

		936

HARBOR INTERNATIONAL EQUITY FUNDS—12.9%
7,575	Harbor International Fund	365
15,023	Harbor International Growth Fund	152

		517

TOTAL HARBOR EQUITY FUNDS (Cost $1,246)		1,453

HARBOR STRATEGIC MARKETS FUNDS—3.1%
(Cost $114)
18,377	Harbor Commodity Real Return Strategy Fund	123

HARBOR FIXED INCOME FUNDS—46.3%

Shares		Value (000s)

32,374	Harbor High-Yield Bond Fund	$323
96,924	Harbor Bond Fund	1,172
37,538	Harbor Real Return Fund	370

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,789)		1,865

SHORT-TERM INVESTMENTS—14.5%
(Cost $585)
585,333	Harbor Money Market Fund	585

TOTAL INVESTMENTS—100.0% (Cost $3,734)		4,026

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$4,026

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than a $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2020 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS—40.7%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—26.3%
36,604	Harbor Capital Appreciation Fund	$1,052
80,286	Harbor Mid Cap Growth Fund	486
45,213	Harbor Small Cap Growth Fund	389
248,770	Harbor Large Cap Value Fund	1,582
87,757	Harbor Mid Cap Value Fund	738
40,429	Harbor Small Cap Value Fund	580

		4,827

HARBOR INTERNATIONAL EQUITY FUNDS—14.4%
38,523	Harbor International Fund	1,855
77,281	Harbor International Growth Fund	782

		2,637

TOTAL HARBOR EQUITY FUNDS (Cost $5,454)		7,464

HARBOR STRATEGIC MARKETS FUNDS—4.1%
(Cost $617)
110,380	Harbor Commodity Real Return Strategy Fund	742

HARBOR FIXED INCOME FUNDS—45.4%

Shares		Value (000s)

168,918	Harbor High-Yield Bond Fund	$1,686
431,733	Harbor Bond Fund	5,220
142,187	Harbor Real Return Fund	1,402

TOTAL HARBOR FIXED INCOME FUNDS (Cost $7,706)		8,308

SHORT-TERM INVESTMENTS—9.8%
(Cost $1,787)
1,787,478	Harbor Money Market Fund	1,787

TOTAL INVESTMENTS—100.0% (Cost $15,564)		18,301

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$18,301

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2025 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS 50.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—32.3%
3,548	Harbor Capital Appreciation Fund	$102
7,694	Harbor Mid Cap Growth Fund	47
4,323	Harbor Small Cap Growth Fund	37
24,151	Harbor Large Cap Value Fund	154
8,299	Harbor Mid Cap Value Fund	70
3,881	Harbor Small Cap Value Fund	56

		466

HARBOR INTERNATIONAL EQUITY FUNDS—17.7%
3,709	Harbor International Fund	178
7,501	Harbor International Growth Fund	76

		254

TOTAL HARBOR EQUITY FUNDS (Cost $623)		720

HARBOR STRATEGIC MARKETS FUNDS—5.1%
(Cost $67)
10,887	Harbor Commodity Real Return Strategy Fund	73

HARBOR FIXED INCOME FUNDS—40.0%

Shares		Value (000s)

14,400	Harbor High-Yield Bond Fund	$144
29,973	Harbor Bond Fund	362
7,002	Harbor Real Return Fund	69

TOTAL HARBOR FIXED INCOME FUNDS (Cost $552)		575

SHORT-TERM INVESTMENTS—4.9%
(Cost $71)
71,494	Harbor Money Market Fund	71

TOTAL INVESTMENTS—100.0% (Cost $1,313)		1,439

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$1,439

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2030 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS—59.9%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—38.7%
63,458	Harbor Capital Appreciation Fund	$1,824
137,603	Harbor Mid Cap Growth Fund	832
77,308	Harbor Small Cap Growth Fund	665
431,895	Harbor Large Cap Value Fund	2,747
148,412	Harbor Mid Cap Value Fund	1,248
69,396	Harbor Small Cap Value Fund	996

		8,312

HARBOR INTERNATIONAL EQUITY FUNDS—21.2%
66,334	Harbor International Fund	3,195
134,143	Harbor International Growth Fund	1,358

		4,553

TOTAL HARBOR EQUITY FUNDS (Cost $9,602)		12,865

HARBOR STRATEGIC MARKETS FUNDS—5.1%
(Cost $930)
162,231	Harbor Commodity Real Return Strategy Fund	1,090

HARBOR FIXED INCOME FUNDS—35.0%

Shares		Value (000s)

225,323	Harbor High-Yield Bond Fund	$2,249
384,638	Harbor Bond Fund	4,650
60,872	Harbor Real Return Fund	600

TOTAL HARBOR FIXED INCOME FUNDS (Cost $6,986)		7,499

TOTAL INVESTMENTS—100.0% (Cost $17,518)		21,454

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$21,454

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2035 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS—70.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—45.4%
1,522	Harbor Capital Appreciation Fund	$44
3,298	Harbor Mid Cap Growth Fund	20
1,860	Harbor Small Cap Growth Fund	16
10,317	Harbor Large Cap Value Fund	66
3,568	Harbor Mid Cap Value Fund	30
1,652	Harbor Small Cap Value Fund	24

		200

HARBOR INTERNATIONAL EQUITY FUNDS—24.6%
1,581	Harbor International Fund	76
3,187	Harbor International Growth Fund	32

		108

TOTAL HARBOR EQUITY FUNDS (Cost $231)		308

HARBOR STRATEGIC MARKETS FUNDS—4.1%
(Cost $15)
2,656	Harbor Commodity Real Return Strategy Fund	18

HARBOR FIXED INCOME FUNDS—25.9%

Shares		Value (000s)

4,022	Harbor High-Yield Bond Fund	$40
5,668	Harbor Bond Fund	68
579	Harbor Real Return Fund	6

TOTAL HARBOR FIXED INCOME FUNDS (Cost $106)		114

TOTAL INVESTMENTS—100.0% (Cost $352)		440

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$440

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2040 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS—80.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—51.6%
51,953	Harbor Capital Appreciation Fund	$1,494
113,061	Harbor Mid Cap Growth Fund	684
63,725	Harbor Small Cap Growth Fund	548
353,454	Harbor Large Cap Value Fund	2,248
122,530	Harbor Mid Cap Value Fund	1,031
56,895	Harbor Small Cap Value Fund	816

		6,821

HARBOR INTERNATIONAL EQUITY FUNDS—28.4%
54,708	Harbor International Fund	2,635
111,009	Harbor International Growth Fund	1,123

		3,758

TOTAL HARBOR EQUITY FUNDS (Cost $7,346)		10,579

HARBOR STRATEGIC MARKETS FUNDS—4.2%
(Cost $459)
81,978	Harbor Commodity Real Return Strategy Fund	551

HARBOR FIXED INCOME FUNDS—15.8%

Shares		Value (000s)

83,756	Harbor High-Yield Bond Fund	$836
103,644	Harbor Bond Fund	1,253

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,924)		2,089

TOTAL INVESTMENTS—100.0% (Cost $9,729)		13,219

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$13,219

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than a $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2045 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS—90.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—58.2%
1,921	Harbor Capital Appreciation Fund	$55
4,161	Harbor Mid Cap Growth Fund	25
2,347	Harbor Small Cap Growth Fund	20
13,018	Harbor Large Cap Value Fund	83
4,501	Harbor Mid Cap Value Fund	38
2,085	Harbor Small Cap Value Fund	30

		251

HARBOR INTERNATIONAL EQUITY FUNDS—31.8%
1,994	Harbor International Fund	96
4,021	Harbor International Growth Fund	41

		137

TOTAL HARBOR EQUITY FUNDS (Cost $328)		388

HARBOR STRATEGIC MARKETS FUNDS—3.0%
(Cost $12)
1,955	Harbor Commodity Real Return Strategy Fund	13

HARBOR FIXED INCOME FUNDS—7.0%

Shares		Value (000s)

1,214	Harbor High-Yield Bond Fund	$12
1,497	Harbor Bond Fund	18

TOTAL HARBOR FIXED INCOME FUNDS (Cost $29)		30

TOTAL INVESTMENTS—100.0% (Cost $369)		431

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$431

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2050 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS—90.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—58.2%
58,043	Harbor Capital Appreciation Fund	$1,669
125,758	Harbor Mid Cap Growth Fund	761
70,937	Harbor Small Cap Growth Fund	610
393,377	Harbor Large Cap Value Fund	2,502
136,041	Harbor Mid Cap Value Fund	1,144
63,007	Harbor Small Cap Value Fund	904

		7,590

HARBOR INTERNATIONAL EQUITY FUNDS—31.8%
60,279	Harbor International Fund	2,903
121,524	Harbor International Growth Fund	1,230

		4,133

TOTAL HARBOR EQUITY FUNDS (Cost $8,104)		11,723

HARBOR STRATEGIC MARKETS FUNDS—3.0%
(Cost $328)
59,096	Harbor Commodity Real Return Strategy Fund	397

HARBOR FIXED INCOME FUNDS—7.0%

Shares		Value (000s)

36,702	Harbor High-Yield Bond Fund	$366
45,255	Harbor Bond Fund	547

TOTAL HARBOR FIXED INCOME FUNDS (Cost $841)		913

TOTAL INVESTMENTS—100.0% (Cost $9,273)		13,033

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$13,033

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2009 are classified as Level 1. There were no Level 3 holdings at any point during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 1 of the accompanying Notes to Portfolio of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2009 (Unaudited)

(Currency in thousands)

ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include a series of ten target retirement funds: Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund; (individually or collectively referred to as a “Fund” or the “Funds,” respectively). The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

The Funds are invested in the Institutional Class shares of the Underlying Funds and are valued at their closing net asset value each business day.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Funds’ current fiscal year.

The various inputs that may be used to determine the value of each Fund’s investments are summarized into three broad categories referred to as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

Effective with this filing, the Funds have adopted FASB Staff Position No. FAS 157-4 (“FAS 157-4”), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. FAS 157-4 amends FAS 157 and provides guidance on determining when there has been a significant decrease in the trading volume and level of activity for a holding, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has

11

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

been a significant decrease in the trading volume and level of activity for a holding and regardless of the valuation techniques used, the objective of a fair value measurement remains the same. The adoption of FAS 157-4 had no impact on the Funds’ net assets or results of operations.

The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

The Funds used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

Description of the Underlying Funds

In pursuing its investment objectives and programs, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by these investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.

Investment Transactions and Income

Securities transactions are accounted for on the trade date (the day the order to buy or sell is executed). Income and capital gain distributions received from the Underlying Funds are recorded on the ex-dividend date. Gains and losses on securities sold are determined on the basis of identified cost.

Related Parties

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At July 31, 2009, each Fund held less than 10% of the outstanding shares of any Underlying Fund.

The Funds, in aggregate, held less than 20% of the total outstanding shares of any Underlying Fund.

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2009 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$14,064	$1,459	$—	$1,459
Harbor Target Retirement 2010 Fund	1,183	96	—	96
Harbor Target Retirement 2015 Fund	3,734	292	—	292
Harbor Target Retirement 2020 Fund	15,564	2,737	—	2,737
Harbor Target Retirement 2025 Fund	1,313	126	—	126
Harbor Target Retirement 2030 Fund	17,518	3,936	—	3,936
Harbor Target Retirement 2035 Fund	352	88	—	88
Harbor Target Retirement 2040 Fund	9,729	3,490	—	3,490
Harbor Target Retirement 2045 Fund	369	62	—	62
Harbor Target Retirement 2050 Fund	9,273	3,760	—	3,760

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

09/2009	FD.NQ.T.0709